As filed with the Securities and Exchange Commission on April 29, 2005

Registration No. 333-88302
Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 5	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☑

(Check appropriate box or boxes)

ANNUITY INVESTORS® VARIABLE ACCOUNT C

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

(Name of Depositor)

P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President, General Counsel and Secretary	Vice President
Annuity Investors Life Insurance Company	Annuity Investors Life Insurance Company
P.O. Box 5423	P.O. Box 5423
Cincinnati, Ohio 45201-5423	Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
Kevin L. Cooney, Esq.
Frost Brown Todd LLC
2200 PNC Center
201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b) of rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ANNUITY INVESTORS VARIABLE ACCOUNT C
333-88302

Cross-Reference Sheet Required by Rule 485(b)

Form N-4 Part A Item No.			Heading in Prospectus

1.	Cover Page		Cover Page

2.	Definitions		Definitions; Glossary of Financial Terms

3.	Synopsis		Overview

4.	Condensed Financial Information

	(a)	Accumulation Unit Values	Condensed Financial Information

	(b)	Performance Information	Performance Information

	(c)	Financial Statements	Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies

	(a)	Depositor	Annuity Investors Life Insurance Company ®

	(b)	Registrant	The Separate Account

	(c)	Portfolio Company	The Portfolios

	(d)	Prospectus	The Portfolios

	(e)	Voting	Voting Rights

	(f)	Administrator	Not Applicable

6.	Deductions

	(a)	Deductions	Charges and Deductions

	(b)	Sales load	Not Applicable

	(c)	Special purchase plans	Not Applicable

	(d)	Commissions	Distribution of Variable Annuity Contracts

	(e)	Portfolio expenses	Fee Table

	(f)	Operating expenses	Fee Table

7.	General Description of Variable Annuity Contracts

	(a)	Persons with Rights	Persons with Rights Under a Contract; Voting Rights

	(b)	(i) Allocations of Premium Payments	Purchase Payments

		(ii) Transfers	Transfers

Form N-4 Part A Item No.			Heading in Prospectus

		(iii) Exchanges	Additions, Deletions or Substitutions

	(c)	Changes in contracts or operations	Additions, Deletions or Substitutions

	(d)	Inquiries	How Do I Contact the Company?

	(e)	Frequent Transfer Risks	Other Restrictions

8.	Annuity Period		Benefit Payment Period

9.	Death Benefit		Death Benefit

10.	Purchases and Contract Values

	(a)	Purchases	Purchase Payments, Investment Options - Allocations; Account Value; Glossary of Financial Terms

	(b)	Valuation	Account Value; Definitions; Glossary of Financial Terms; Charges and Deductions

	(c)	Daily Calculation	Account Value; Accumulation Units; Definitions; Glossary of Financial Terms

	(d)	Underwriter	Distribution of Variable Annuity Contracts

11.	Redemptions

	(a)	By Owner	Surrender and Withdrawals

		By Annuitant	Not Applicable

	(b)	Texas Optional Retirement Program	Texas Optional Retirement Program

	(c)	Check Delay	Surrender and Withdrawals

	(d)	Involuntary Redemption	Termination

	(e)	Free Look	Right to Cancel

12.	Taxes		Federal Tax Matters

13.	Legal Proceedings		Legal Proceedings

14.	Table of Contents for Statement of Additional Information		Statement of Additional Information

15.	Cover Page		Cover Page

16.	Table of Contents		Table of Contents

17.	General Information and History		General Information and History

18.	Services

	(a)	Fees and Expenses of Registrant	(Prospectus) Fee Table

Form N-4 Part A Item No.			Heading in Prospectus

	(b)	Management-Contracts	Not Applicable

	(c)	Custodian	Not Applicable

		Independent Auditors	Experts

	(d)	Assets of Registrant	Not Applicable

	(e)	Affiliated Person	Not Applicable

	(f)	Principal Underwriter	Not Applicable

19.	Purchase of Securities Being Offered		(Prospectus) Distribution of Variable Annuity Contracts

	Offering Sales Load		Not Applicable

	Frequent Transfer Arrangements		Not Applicable

20.	Underwriters		(Prospectus) Distribution of Variable Annuity Contracts

21.	Calculation of Performance Data

	(a)	Money Market Funded Subaccounts	Money Market Subaccount Standardized Yield Calculation

	(b)	Other Subaccounts	Not Applicable

22.	Annuity Payments		(Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit; (SAI) Benefits Units-Transfer Formulas

23.	Financial Statements		Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C

THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2005

This prospectus describes individual flexible premium deferred annuity contracts (the “Contracts”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). The Contracts currently offer 38 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

AIM Variable Insurance Funds

-AIM V.I. Capital Development Fund-Series II Shares
-AIM V.I. Core Stock Fund-Series I Shares
-AIM V.I. Financial Services Fund-Series I Shares
-AIM V.I. Government Securities Fund-Series II Shares
-AIM VI Health Sciences Fund-Series I Shares
(To be renamed to AIM V.I. Global Health Care Fund, effective July 1, 2005)
-AIM V.I. Mid Cap Core Equity Fund-Series II Shares
-AIM V.I. Small Cap Equity Fund-Series II Shares
-AIM V.I. Small Company Growth Fund-Series I Shares
-AIM V.I. Utilities Fund-Series II

American Century® Variable Portfolios, Inc.

-American Century VP Large Company Value Fund-Class II
-American Century VP Mid Cap Value Fund-Class II
-American Century VP Ultra® Fund-Class II
-American Century VP Vista SM Fund-Class I

Dreyfus Investment Portfolio

-Dreyfus IP Technology Growth Portfolio-Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.

-Service Shares

Dreyfus Stock Index Fund, Inc.-Service Shares

Dreyfus Variable Investment Fund

-Dreyfus VIF Appreciation Portfolio-Service Shares
-Dreyfus VIF Money Market Portfolio

Janus Aspen Series

-Janus Aspen Series Balanced Portfolio-Service Shares
-Janus Aspen Series International Growth Portfolio-Service Shares
-Janus Aspen Series Large Cap Growth Portfolio-Service Shares
-Janus Aspen Series Mid Cap Growth Portfolio-Service Shares
-Janus Aspen Series Risk-Managed Core Portfolio-Service Shares

Neuberger Berman Advisers Management Trust

-Neuberger Berman AMT Fasciano Portfolio-Class S
-Neuberger Berman AMT Guardian Portfolio-Class S

Oppenheimer Variable Account Funds

-Oppenheimer Balanced Fund/VA-Service Class
-Oppenheimer Capital Appreciation Fund/VA-Service Class
-Oppenheimer Global Securities Fund/VA- Service Class
-Oppenheimer Main Street Fund®/VA Service Class
-Oppenheimer Main Street Small Cap Fund/VA- Service Class

PIMCO Variable Insurance Trust

-PIMCO VIT High Yield Portfolio-Administrative Class
-PIMCO VIT Real Return Portfolio-Administrative Class
-PIMCO VIT Total Return Portfolio-Administrative Class

Rydex Variable Trust

-Rydex VT Sector Rotation Fund

Van Kampen-The Universal Institutional Funds, Inc.

-Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
-Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Van Kampen UIF Value Portfolio-Class I

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2005 contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (“SEC”). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC’s web site: http://www.sec.gov. The registration number is 333-88302. The table of contents for the SAI is printed on the last page of this prospectus.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.

•	The Contracts are Not FDIC or NCUSIF Insured

•	The Contracts are Obligations of the Company and Not of the Bank or Credit Union

•	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts

•	The Contracts Involve Investment Risk and May Lose Value

DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

Account Value

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.

Accumulation Period

The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered, or on the Death Benefit Valuation Date.

Accumulation Unit

A share of a Subaccount that an Owner purchases during the Accumulation Period.

Accumulation Unit Value

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

Annuity Commencement Date

The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.

Benefit Payment Period

The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit

A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

Death Benefit Valuation Date

The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

Net Asset Value

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

Valuation Date

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

OVERVIEW

What is the Separate Account?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

What Are the Contracts?

The Contracts are individual deferred variable annuities, which are insurance products. The Contracts are sold with a fee structure that is described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.

How Do I Purchase or Cancel a Contract?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within ten days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.

Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?

A contingent deferred sales charge (“CDSC”) may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases to 0% after three years from the date of receipt of each purchase payment. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the withdrawal or surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted prior to age 59 1/2 if the Contract is issued with a tax sheltered annuity endorsement.

What Other Charges and Deductions Apply to the Contract?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

•	a transfer fee for certain transfers among investment options;

•	an annual contract maintenance fee;

•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

•	premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2004 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

How Do I Contact the Company?

Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.annuityinvestors.com.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

Contract Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge (as a percentage of purchase payments only)	7%
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee	$30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)	$25
Loan Interest Spread*	3%

* The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Fee	$30

Separate Account Annual Expenses

(as a percentage of the average value of the Owner’s interest in the Subaccounts)

Mortality and Expense Risk Charge	1.50%
Administration Charge	0.15%

Total Separate Account Annual Expenses	1.65%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)

	Minimum	Maximum
Prior to any fee waiver or expense reimbursement *	0.51%	2.57%
After reimbursement of contractual expenses **	0.51%	1.70%

* The expenses are shown for the year ended December 31, 2004, and do not reflect any fee waiver or expense reimbursements.

** The advisors and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2006. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

Portfolio Annual Expenses (Before Expense Reimbursement)

				Total
	Management	12b-1	Other	Annual
Portfolio	Fees	Fees	Expenses	Expenses(1)
AIM V.I. Capital Development Fund-Series II Shares(2)	0.75	0.25	0.35	1.35
AIM V.I. Core Stock Fund-Series I Shares(3)	0.75	—	0.46	1.21
AIM V.I. Financial Services Fund-Series I Shares	0.75	—	0.37	1.12
AIM V.I. Government Securities Fund-Series II Shares(4)	0.47	0.25	0.40	1.12
AIM V.I. Health Sciences Fund-Series I Shares(2)	0.75	—	0.36	1.11
AIM V.I. Mid Cap Core Equity Fund-Series II	0.73	0.25	0.31	1.29
AIM V.I. Small Cap Equity Fund-Series II Shares(2)	0.85	0.25	1.15	2.25
AIM V.I. Small Company Growth Fund-Series I Shares(2)	0.75	—	0.61	1.36
AIM V.I. Utilities Fund-Series II Shares	0.60	0.25	0.41	1.26
American Century VP Large Company Value Fund-Class II Shares(5)	0.80	0.25	—	1.05
American Century VP Mid Cap Value Fund-Class II Shares(5)	0.90	0.25	—	1.15
American Century VP Ultra® Fund-Class II Shares(5)	0.90	0.25	—	1.15
American Century VP VistaSM Fund -Class I Shares(5)	1.00	—	—	1.00
Dreyfus IP Technology Growth Portfolio-Initial Shares	0.75	—	0.10	0.85
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	0.75	0.25	0.06	1.06
Dreyfus Stock Index Fund, Inc.-Service Shares	0.25	0.25	0.01	0.51
Dreyfus VIF Appreciation Portfolio-Service Shares	0.75	0.25	0.04	1.04
Dreyfus VIF Money Market Portfolio	0.50	—	0.10	0.60
Janus Aspen Series Balanced Portfolio-Service Shares	0.55	0.25	0.01	0.81
Janus Aspen Series International Growth Portfolio-Service Shares	0.64	0.25	0.04	0.93
Janus Aspen Series Large Cap Growth Portfolio-Service Shares(6)	0.64	0.25	0.02	0.91
Janus Aspen Series Mid Cap Growth Portfolio-Service Shares	0.64	0.25	0.01	0.90
Janus Aspen Series Risk-Managed Core Portfolio-Service Shares	0.50	0.25	0.62	1.37
Neuberger Berman AMT Fasciano Portfolio-Class S	1.15	0.25	1.17	2.57
Neuberger Berman AMT Guardian Portfolio-Class S	0.85	0.25	0.13	1.23
Oppenheimer Balanced Fund/VA-Service Class	0.72	—	0.02	0.74
Oppenheimer Capital Appreciation Fund/VA-Service Class	0.64	—	0.02	0.66
Oppenheimer Global Securities Fund/VA-Service Class	0.63	—	0.03	0.66
Oppenheimer Main Street Fund® Fund/VA-Service Class	0.66	—	0.01	0.67
Oppenheimer Main Street Small Cap Fund/VA-Service Class	0.75	—	0.08	0.83
PIMCO VIT High Yield Portfolio-Administrative Class(7)	0.25	0.15	0.35	0.75
PIMCO VIT Real Return Portfolio-Administrative Class(8)	0.25	0.15	0.25	0.65
PIMCO VIT Total Return Portfolio-Administrative Class (8)	0.25	0.15	0.25	0.65
Rydex VT Sector Rotation Fund	0.90	—	0.80	1.70
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(9)	0.38	—	0.32	0.70
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I(10)	0.72	—	0.30	1.02
Van Kampen UIF U.S. Real Estate Portfolio-Class I(10)	0.76	—	0.26	1.02
Van Kampen UIF Value Portfolio-Class I	0.55	—	0.40	0.95

(1) Data for each Portfolio are for its fiscal year ended December 31, 2004. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

				Total Annual
Portfolio	Management Fees	12b-1Fees	Other Expenses	Expenses
AIM V.I. Capital Development Fund(10)	0.75	0.25	0.34	1.34
AIM V.I. Core Stock Fund(10)	0.75	—	0.40	1.15
AIM V.I. Health Services Fund(10)	0.75	—	0.35	1.10
AIM V.I. Small Cap Equity Fund(10)	0.85	0.25	0.35	1.45
Janus Aspen Series Risk-Managed Core Portfolio(11)	0.50	0.25	0.60	1.35
Neuberger Berman AMT Fasciano Portfolio(12)	1.15	0.25	0.01	1.41
Van Kampen UIF Value Portfolio(13)	0.55	—	0.30	0.85

(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(3) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(4) Other Expenses includes interest expense of 0.09%.

(5) Other expenses, which include the fees and expenses of the fund’s independent directors and their legal counsel, as well as interest were less than 0.005% for the most recent fiscal year. See the investment advisor under management for an explanation of strategy assets.

(6) Formerly named Growth Portfolio.

(7) “Other Expenses” include an Administrative Fee of 0.35%

(8) “Other Expenses” include an Administrative Fee of 0.25%.

(9) Expense information has been restated to reflect current fees in effect as of November 1, 2004.

(10) The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest ; (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), or items designated as such by the Fund’s Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expenses offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(11) Janus Capital has contractually agreed to waive certain Portfolios’ total operating expenses (excluding the distribution and shareholder servicing fee, brokerage commissions, interest, taxes and extraordinary expenses) to certain level until at least May 1, 2006. The expense waivers shown reflect the application of such limits.

(12) Neuberger Berman Management Inc. (“NBMI”) has undertaken through December 31, 2007 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate 1.40% of the average daily net asset value of the Fasciano Portfolio. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation.

(13) The management fee for this Portfolio has been reduced to reflect the voluntary waiver of all or a portion of the management fee and/or reimbursement by the Portfolio’s adviser to the extent total annual operating expenses exceed 0.85%. The Adviser may terminate this voluntary waiver at any time at its sole discretion.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table). These examples take into consideration the fee waiver and expense reimbursement arrangements of the Funds. If these arrangements were not taken into consideration, the expenses shown would be higher.

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	1,129	1,762	2,404	5,558
Minimum	923	1,121	1,298	3,145

(2) If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	429	1,362	2,404	5,558
Minimum	223	721	1,298	3,145

(3) If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	429	1,362	2,404	5,558
Minimum	223	721	1,298	3,145

CONDENSED FINANCIAL INFORMATION

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year

AIM V.I. Capital Development Fund-Series II Shares

14.001500	2,478.483	12/31/04

12.350046	1,463.141	12/31/03

9.295915	4.620	12/31/02

AIM V.I. Core Stock Fund-Series I Shares

11.869358	1,807.495	12/31/04

11.576951	1,085.784	12/31/03

9.598851	4.633	12/31/02

AIM V.I. Financial Services Fund-Series I Shares

12.955934	1,132.734	12/31/04

12.120987	223.534	12/31/03

9.508153	4.602	12/31/02

AIM V.I. Government Securities Fund-Series II Shares

10.325051	1,993.882	12/31/04

10.265292	859.713	12/31/03

10.338868	4.490	12/31/02

AIM V.I. Health Sciences Fund-Series I Shares (To be renamed Global Health Care Fund, effective 7/1/2005)

12.422775	1,933.827	12/31/04

11.74845	227.086	12/31/03

9.340507	4.582	12/31/02

AIM V.I. Mid Cap Core Equity Fund-Series II Shares

13.808384	1,507.535	12/31/04

12.361973	12.905	12/31/03

9.889956	4.540	12/31/02

AIM V.I. Small Cap Equity Fund-Series II Shares

10.174541	0.000	12/31/04

AIM V.I. Small Company Growth Fund-Series I Shares

14.475591	3,798.680	12/31/04

12.922196	8.598	12/31/03

9.844124	4.600	12/31/02

AIM V.I. Utilities Fund-Series II Shares

11.779537	2,006.527	12/31/04

11.632377	544.189	12/31/03

9.941737	4.600	12/31/02

American Century VP Large Company Value Fund-Class II Shares

10.359777	0.000	12/31/04

American Century VP Mid Cap Value Fund-Class II Shares

10.528682	759.795	12/31/04

American Century VP Ultra® Fund-Class II Shares

10.375090	769.523	12/31/04

American Century VP VistaSM Fund-Class I Shares

10.397136	0.000	12/31/04

Dreyfus IP Technology Growth Portfolio-Initial Shares

10.148837	0.000	12/31/04

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year

The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares

12.091635	2,371.868	12/31/04

11.604768	1,171.365	12/31/03

9.380402	307.160	12/31/02

Dreyfus Stock Index Fund, Inc.-Service Shares

13.175650	25,319.223	12/31/04

12.139244	8,211.043	12/31/03

9.636045	800.395	12/31/02

Dreyfus VIF Appreciation Portfolio-Service Shares

11.643677	5,568.564	12/31/04

11.296599	3,435.850	12/31/03

9.503473	4.632	12/31/02

Dreyfus VIF Money Market Portfolio

0.980155	8,614.595	12/31/04

0.988836	30,434.344	12/31/03

0.998339	45.000	12/31/02

Janus Aspen Series Balanced Portfolio-Service Shares

11.775254	41,765.259	12/31/04

11.055380	21,649.322	12/31/03

9.881671	1,718.883	12/31/02

Janus Aspen Series International Growth Portfolio-Service Shares

10.438379	0.000	12/31/04

Janus Aspen Series Large Cap Growth Portfolio (formerly Growth Portfolio) -Service Shares

12.576259	4,052.962	12/31/04

12.271033	1,271.373	12/31/03

9.485980	4.620	12/31/02

Janus Aspen Series Mid Cap Growth Portfolio-Service Shares

15.221890	509.632	12/31/04

12.846310	4.600	12/31/03

9.689589	4.600	12/31/02

Janus Aspen Series Risk-Managed Core Portfolio-Service Shares

10.254876	0.000	12/31/04

Neuberger Berman AMT Fasciano Portfolio-Class S

13.351418	632.528	12/31/04

12.133627	4.510	12/31/03

9.861928	4.510	12/31/02

Neuberger Berman AMT Guardian Portfolio-Class S

13.887835	2,147.237	12/31/04

12.220142	4.500	12/31/03

9.453942	4.500	12/31/02

Oppenheimer Balanced Fund/VA-Service Class

13.462894	16,454.602	12/31/04

12.467123	6,784.438	12/31/03

10.163648	2,407.651	12/31/02
Oppenheimer Capital Appreciation Fund/VA-Service Class

13.229804	8,338.446	12/31/04

12.616500	359.222	12/31/03

9.813083	4.640	12/31/02
Oppenheimer Global Securities Fund/VA-Service Class

15.418627	5,085.174	12/31/04

13.186951	225.550	12/31/03

9.382674	4.623	12/31/02

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year

Oppenheimer Main Street Fund®/VA-Service Class

10.345742	1,247.178	12/31/04

Oppenheimer Main Street Small Cap Fund/VA-Service Class

15.821683	9,658.659	12/31/04

13.497483	910.231	12/31/03

9.511753	4.530	12/31/02

PIMCO High Yield Portfolio-Administrative Class

14.228635	21,071.313	12/31/04

13.203953	3,981.034	12/31/03

10.919931	4.440	12/31/02

PIMCO Real Return Portfolio-Administrative Class

12.241896	47,186.289	12/31/04

11.425913	28,063.985	12/31/03

10.669667	3,087.188	12/31/02

PIMCO Total Return Portfolio-Administrative Class

11.152252	33,118.854	12/31/04

10.810115	20,389.711	12/31/03

10.460778	3,626.722	12/31/02

Rydex VT Sector Rotation Fund

12.587490	1,519.644	12/31/04

11.559558	899.629	12/31/03

9.045614	4.550	12/31/02

Van Kampen UIF Core Plus Fixed Income Portfolio-Class I

10.866970	5,301.822	12/31/04

10.586379	2,735.916	12/31/03

10.284099	4.499	12/31/02

Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I

15.079175	2,855.043	12/31/04

13.379216	1,181.210	12/31/03

9.610544	4.600	12/31/02

Van Kampen UIF U.S. Real Estate Portfolio-Class I

17.226169	12,918.365	12/31/04

12.840820	1,975.515	12/31/03

9.491939	4.591	12/31/02

Van Kampen UIF Value Portfolio-Class I

14.568529	9,759.388	12/31/04

12.570211	995.874	12/31/03

9.529623	4.580	12/31/02

The above tables give year-end Accumulation Unit information for each Subaccont from the end of the year of inception to December 31, 2004. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of August 1, 2002 (the effective date of the Subaccounts) for the AIM Variable Insurance Fund Subaccounts (other than AIM V.I. Small Cap Equity Fund Subaccount), the Dreyfus Socially Responsible Growth Fund Subaccount, the Dreyfus Stock Fund Subaccount, the Dreyfus Variable Investment Fund Subaccounts, the Janus Aspen Series Balanced Portfolio, the Janus Aspen Series Large Cap Portfolio, the Janus Aspen Series Mid Cap Portfolio, the Neuberger Berman Advisors Management Trust Subaccounts, the Oppenheimer Variable Account Fund Subaccounts (other than the Oppenheimer Main Street Fund® Subaccount), the PIMCO Variable Insurance Trust Subaccounts, the Rydex Variable Trust Subaccount, and Van Kampen-The Universal Institutional Funds Subaccounts; or as of December 1, 2004 (the effective date of the Subaccounts) for AIM V.I. Small Cap Equity Fund Subaccount, the four American Century Variable Portfolio Subaccounts, the Dreyfus Technology Growth Portfolio Subaccount, the Janus Aspen Series International

Growth Portfolio Subaccount, the Janus Aspen Series Risk-Managed Core Portfolio Subaccount and the Oppenheimer Main Street Fund® Subaccount. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.00000 as of August 1, 2002 (the effective date of the Subaccount).

Financial Statements

The financial statements and reports of independent auditors for the Company are included in the Statement of Additional Information.

Performance Information

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

Yield Data

The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Subaccount other than the money market Subaccount.

Total Return Data

The Company may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge (“CDSC”) reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. “Non-standardized” total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without any optional features than for a Contract with such features. “Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods.

If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.

Other Performance Measures

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

▪	compare the performance of a Subaccount with applicable indices and/or industry averages;

▪	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

▪	compare investment return on a tax-deferred basis with currently taxable investment return;

▪	illustrate investment returns by graphs, charts, or otherwise

PORTFOLIOS

The Separate Account currently offers the Subaccounts described below. Each Subaccount is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts.

All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio / Advisor	Investment Objective / Strategy

AIM Variable Insurance Funds

AIM V.I. Capital Development Fund – Series II Shares Advisor - A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Core Stock Fund – Series I Shares Advisor - A I M Advisors, Inc. Sub-advisor – INVESCO Institutional (N.A.) Inc.	The fund seeks to provide a high total return through both growth and current income. It is actively managed. The fund invests in a mix of securities and debt securities, as well as in options and other investments whose value is based on the values of these securities. The fund normally invests at least 80% of its net assets in common and preferred stocks. The fund may invest up to 25% of its assets in securities of non-U.S. issuers, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee Bonds). Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

AIM V.I. Financial Services Fund – Series I Shares Advisor - A I M Advisors, Inc.	The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

Portfolio / Advisor	Investment Objective / Strategy

AIM V.I. Government Securities Fund – Series II Shares Advisor - A I M Advisors, Inc.	The fund’s investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. The fund may also invest up to 20% of its net assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Health Sciences Fund – Series I Shares	For the period from May 1, 2005 to June 30, 2005:

(To be renamed to AIM V.I. Global Health Care Fund, effective July 1, 2005) Advisor - A I M Advisors, Inc.	The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

Beginning on July 1, 2005:

The fund seeks capital growth. It is actively managed. The fund invests primarily in marketable equity securities, including convertible securities, as well as other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its assets in securities of health care industry companies, which are companies that derive at least 50% of revenues or earnings from health care activities or devotes at least 50% of assets to such activities. The fund will normally invest in securities of companies located in at least three different countries, including the United States. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest up to 20% of its total assets in companies located in developing countries.

AIM V.I. Mid Cap Core Equity Fund – Series II Shares Advisor - A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. The fund may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment-grade debt securities. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Small Cap Equity Fund–Series II Shares Advisor - A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with the 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Portfolio / Advisor	Investment Objective / Strategy

AIM V.I. Small Company Growth Fund – Series I Shares Advisor - A I M Advisors, Inc.	The fund seeks long-term capital growth. It is actively managed. The fund invests primarily in equity securities and equity-related instruments that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its net assets in small-capitalization companies. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

AIM V.I. Utilities Fund – Series II Shares Advisor - A I M Advisors, Inc.	The fund’s investment objective is to seek capital growth and also current income. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its net assets in the equity securities and equity related instruments of companies engaged in utilities-related industries. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

American Century® Variable Portfolios, Inc.

American Century VP Large Company Value Fund – Class II Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. In selecting stocks for the Fund, its managers look for companies whose stock price may not reflect the companies’ value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Fund invests primarily in larger companies. Under normal market conditions, the Fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index.

American Century VP Mid Cap Value Fund – Class II Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Its managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. The Fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

American Century VP Ultra® Fund – Class II Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

Portfolio / Advisor	Investment Objective / Strategy

American Century VP VistaSM Fund – Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

Dreyfus Portfolios

Dreyfus Investment Portfolio Technology Growth Portfolio – Initial Shares Advisor — The Dreyfus Corporation	The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares Advisor — The Dreyfus Corporation	The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth with current income as a secondary goal. To pursue these goals, the fund under normal circumstances invests at least 80% of its assets in the common stock of companies that Dreyfus believes meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Stock Index Fund, Inc., – Service Shares Advisor — The Dreyfus Corporation Index Manager — Mellon Equity Associates (an affiliate of Dreyfus)	The Dreyfus Stock Index Fund, Inc. seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

Dreyfus Variable Investment Fund (“VIF”) Appreciation Portfolio – Service Shares Advisor — The Dreyfus Corporation Sub-Advisor — Fayez Sarofim & Co.	The VIF Appreciation Portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market values of more than $5 billion at the time of purchase including multinational companies.

Dreyfus Variable Investment Fund (“VIF”) Money Market Portfolio Advisor — The Dreyfus Corporation	The VIF Money Market Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This portfolio invests in a diversified portfolio of high quality short-term debt securities. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Janus Aspen Series

Janus Aspen Series Balanced Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

Portfolio / Advisor	Investment Objective / Strategy

Janus Aspen Series International Growth Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities from at least five different countries, excluding the United States. International investing may present special risks, including currency fluctuations and social and political developments.

Janus Aspen Series Large Cap Growth Portfolio (formerly Growth) – Service Shares Advisor — Janus Capital Management LLC	This portfolio seeks long-term capital growth by adopting a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000® Index, at the time of purchase. For the Portfolio’s 80% policy, net assets will take into account borrowings for investment purposes.

Janus Aspen Series Mid Cap Growth Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 80% of its net assets in medium-sized companies.

Janus Aspen Series Risk-Managed Core Portfolio – Service Shares Advisor – Janus Capital Management LLC Subadvisor – INTECH	This portfolio seeks long-term growth of capital by investing primarily in common stocks of large-sized companies selected for their growth potential. The Portfolio seeks to control risks by selecting stocks only from the universe of its benchmark, which is the S&P 500 Index, among other risk control techniques.

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Fasciano Portfolio – Class S Advisor — Neuberger Berman Management, Inc. Sub-Advisor — Neuberger Berman, LLC	The Portfolio seeks long-term capital growth. The Portfolio manager also may consider a company’s potential for current income prior to selecting it for the Portfolio. To pursue this goal, the Portfolio invests primarily in the common stocks of smaller companies, i.e., those with market capitalizations of less than $1.5 billion at the time the Portfolio first invests in them. These include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks.

Neuberger Berman AMT Guardian Portfolio – Class S Advisor — Neuberger Berman Management, Inc. Sub-Advisor — Neuberger Berman, LLC	The Portfolio seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the fund invests mainly in common stocks of mid- to large-capitalization companies. The manager employs a research driven and valuation sensitive approach to stock selection. He seeks to identify stocks in well-positioned businesses that he believes are undervalued in the market.

Oppenheimer Variable Account Funds

Oppenheimer Balanced Fund/VA – Service Class Advisor — OppenheimerFunds	The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

Oppenheimer Capital Appreciation Fund/VA – Service Class Advisor — OppenheimerFunds	The Fund seeks capital appreciation by investing in securities of well-known, established companies.

Portfolio / Advisor	Investment Objective / Strategy

Oppenheimer Global Securities Fund/VA — Service Class Advisor — OppenheimerFunds Inc.	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries, and special situations that are considered to have appreciation possibilities.

Oppenheimer Main Street Fund®/VA — Service Class	The Fund seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Advisor – OppenheimerFunds

Oppenheimer Main Street Small Cap Fund/VA – Service Class	The Fund seeks capital appreciation.

Advisor — OppenheimerFunds Inc.

PIMCO Variable Insurance Trust

PIMCO VIT High Yield Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. Effective June 1, 2004, the High Yield Portfolio’s quality guideline will change, permitting the Portfolio to invest in securities with lower-quality credit ratings. Under the new guidelines, the Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT Real Return Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT Total Return Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its assets in a diversified Portfolio of Fixed Income Instruments of varying maturities. The Fund’s average portfolio duration normally varies within a three- to six-year time frame, based on the Advisor’s forecast for interest rates.

Rydex Variable Trust

Rydex Variable Trust Sector Rotation Fund Advisor — Rydex Investments	The Fund seeks long-term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks the sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

Portfolio / Advisor	Investment Objective / Strategy

Van Kampen-The Universal Institutional Funds, Inc.

Van Kampen UIF Core Plus Fixed Income Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as “junk bonds”).

Van Kampen UIF U.S. Mid Cap Value Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Adviser seeks attractively valued companies experiencing a change that is believed could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency.

Van Kampen UIF U.S. Real Estate Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

Van Kampen UIF Value Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.

(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002 Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Value, Value and Core Plus Fixed Income Portfolios.

Additions, Deletions, or Substitutions

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company’s control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

Voting Rights

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company® which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”), a publicly traded insurance holding company (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT

The Separate Account was established by the Company on November 7, 2001 as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, 7th Floor, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.

The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through one of its registered representatives, or pays the commissions to other broker-dealers for sales made through one of their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds.

Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract or a percentage of the contract value (sometimes called a trail commission). Commissions may also be based on a broker-dealer’s total sales and other performance factors. The Company may pay additional compensation to broker-dealers for other services not directly related to contract sales. Commissions paid on the contracts and payments for other services are not charged directly to you or your contract value, but indirectly through fees and charges imposed under the contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from the Company’s general assets.

Amounts paid by the Company to GAA for 2004, 2003 and 2002 were $751,767, $678,306 and $105,224, respectively, which amount includes compensation related to other contracts issued through Annuity Investors Variable Account C.

CHARGES AND DEDUCTIONS

Charges and Deductions By the Company

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment, depending on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3 or more

CDSC as a percentage of purchase payment withdrawn or surrendered	7%	6%	4%	0%

When Assessed	On surrender or withdrawal of purchase payments during the Accumulation Period.

Assessed Against What	Purchase payments only, not earnings. See the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of purchase payments and earnings.

Waivers	•	Free withdrawal privilege. See the Surrender and Withdrawals section for information.

	•	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

	•	If the Contract is issued with a tax sheltered annuity endorsement: (i) upon separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

	•	Long term care waiver rider. See the Surrender and Withdrawals section for information.

	•	If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

	•	If the spouse becomes Successor Owner. See the Account Value section for information.

	•	Where required to satisfy state law.

Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When Assessed	During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.

Assessed Against What	Amounts invested in the Subaccounts and Fixed Account options. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment.

Waivers	•	During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due.

	•	During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

	•	If the Contract is issued with a tax sheltered annuity endorsement.

	•	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

	•	During the Benefit Payment Period where required to satisfy state law.

Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.004141% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.50%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

Premium Taxes

Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Discretionary Waivers of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. The Contracts also may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas Optional Retirement Program or other retirement program.

Right to Cancel

The Owner of a Contract may cancel it before midnight of the tenth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. In addition, when required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 10 days. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Persons With Rights Under a Contract

Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse must make an election within one year of the Owner’s death.

Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrender or withdrawals, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.

Account Statements

During the Accumulation Period, the Company will provide a report of the Contract’s Account Value, and any other information required by law, at least once each contract year. Owners should promptly notify the Company of any address change. This is especially important if Owners are receiving such reports and other information by mail rather than electronically. Owners at a shared address who are currently receiving one account statement, prospectus or shareholder report per household may receive separate account statements, prospectuses or shareholder reports by contacting the Company at 1-800-789-6771. The Company will provide confirmation statements showing any transactions that affect the Contract’s value. Confirmation of regularly scheduled transactions, however, will be provided in quarterly statements of account activity. Examples of such recurring transactions include purchase payments (after the initial purchase payment) under a salary reduction program, systematic withdrawals, and dollar cost averaging transactions. Owners should review statements and confirmations carefully.

All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. Unless the Company is notified within 30 days of receipt of the statement, the Company will assume statements and confirmations are correct.

Account Value

The value of a Contract during the Accumulation Period is referred to as the “Account Value.” The Account Value at any given time is the sum of (1) the value of the Owner’s interest in the Fixed Account options as of that time; and (2) the value of the Owner’s interest in the Subaccounts as of that time. The value of the Owner’s interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawals, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Accumulation Units

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

▪	transfer from a Subaccount

▪	surrender or withdrawal from a Subaccount

▪	payment of a death benefit

▪	application of the amounts in a Subaccount to a settlement option

▪	deduction of the contract maintenance fee

▪	deduction of a transfer fee

Stepped-Up Account Value for Successor Owner

If the surviving spouse of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments made by the Successor Owner after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner’s death.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$20,000	$20,000
Minimum monthly payment under periodic payment program	$50	N/A
Minimum additional payments	$100	$100
Maximum single purchase payment	$1,000,000* or Company approval	$1,000,000* or Company approval

* The maximum single purchase payment is $500,000 for issue ages above age 80 or Company approval.

The Company reserves the right to increase or decrease the minimum initial purchase payment, or the minimum monthly payment, or the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application or order ticket is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket is not in good order, the Company will attempt to get the application or order ticket in good order within five business days. If the application or order ticket is not in good order at the end of this period, the Company will inform the purchaser of the reason for the delay and that the purchase payment will be returned immediately unless the purchaser specifically consents to the Company keeping the purchase payment until the application or order ticket is in good order. Once the application or order ticket is in good order, the initial purchase payment will be applied to the Owner’s account within two business days. During the right to cancel period, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner has instructed.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

The Company may, in its sole discretion, restrict or prohibit the credit of purchase payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Investment Options—Allocations

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate credited to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

The Company may, in its sole discretion, restrict or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a non-discriminatory basis.

Fixed Account Options

The currently available Fixed Account options are:

Fixed Accumulation Account Option
Three-Year Guaranteed Interest Rate Option

The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are:

Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to Three-Year Guaranteed Interest Rate Option or any other Fixed Account guaranteed interest rate option which may be offered	$2,000 No amounts may be allocated to any guarantee period option which would extend beyond the Annuity Commencement Date.

Allocation to Three-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be allocated to the Three-Year Guaranteed Interest Rate Option only during the first contract year.

Allocation during right to cancel period	No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Renewal of Fixed Account Guaranteed Interest Rate Options

An amount that is allocated or transferred to a Fixed Account guaranteed interest rate option will mature at the end of the guarantee period. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date that the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, then the amount will be transferred to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

Transfers

If allowed by the Company, in our sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

The current restrictions on transfers for either tax-qualified or non-tax-qualified Contracts are:

Minimum transfer to any Fixed Account guarantee interest rate option	$2,000 No amounts may be transferred to a guarantee period option which would extend beyond the Annuity Commencement Date.

Maximum transfer from Fixed Account option other than Fixed Account guaranteed interest rate option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Transfers to Three-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Three-Year Guaranteed Interest Rate Option only during the first contract year.

Other restrictions on transfers from Fixed Account options	▪ ▪	May not be made prior to first contract anniversary.
Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Automatic Transfer Programs

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs, as described in the Charges and Deductions section of this prospectus.

Service	Description	Minimum Account Requirements	Limitations/Notes

Dollar Cost Averaging There are risks involved in switching between investments available under the Contract. Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels ..
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option to any Subaccount(s) other than the money market Subaccount, on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options, or to the money market Subaccount. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing	Automatically transfer amounts among the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the interest from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account Option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter.

Termination of Automatic Transfer Programs

The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Telephone, Facsimile or Internet Transfers

Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company’s web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers

Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:

•	the dilution of Accumulation Unit Values or Portfolio net asset values;

•	Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.

U.S. Mail Restrictions

The Company monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, if a Contract Owner executes multiple transfers involving 10 underlying Portfolios in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing and Interest Sweep.

As a result of this monitoring process, the Company may restrict the method of communication by which transfer requests will be accepted. In general, the Company will adhere to the following guidelines:

Trading Behavior	The Company’s Response

The Company will mail a letter to the Contract Owner notifying them that:

6 or more transfer events in	(1) they have been identified as engaging in harmful trading practices; and
one Contract year quarter
(2) if their transfer events exceed 12 in one Contract year, the Owner will be limited to submitting transfer requests via regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed).

More than 12 transfer events in one Contract year	The Company will automatically limit the Contract Owner to submitting transfer requests via regular first-class U.S. mail.

On each Contract anniversary, the Company will start the monitoring anew, so that each Contract starts with 0 transfer events the first day of each new Contract year. See, however, the “Other Restrictions” provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.

Other Restrictions

The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:

•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event;

•	the number of transfer events completed in the current Contract year quarter; or

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformily and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.

Surrender and Withdrawals

An Owner may surrender a Contract in full or take withdrawals from a Contract during the Accumulation Period. A CDSC may apply on a surrender or withdrawal. The restrictions and charges on surrender or withdrawals are:

	Tax-Qualified		Non-Tax-Qualified
Minimum amount of withdrawal		$500
Minimum remaining Surrender Value after withdrawal		$500
Amount available for surrender or withdrawal (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)	Account Value subject to tax law restrictions on surrender and withdrawals		Account Value
Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2
Contract maintenance fee on surrender	$30 (no CDSC applies to fee)
Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments
Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from purchase payments on “first-in, first-out” basis (CDSC may apply) and then from accumulated earnings (no CDSC applies)
The right to make withdrawals or surrender may be restricted prior to age 59 1/2 if the Contract is issued with a tax sheltered annuity endorsement.

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the withdrawal request, unless the Owner requests that the withdrawal be taken from a specific investment option. A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request for surrender or withdrawal, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of the amount surrendered or withdrawn may be delayed if the amount was paid to the Company by a check that has not yet cleared. Payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal as allowed by state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege

The Company will waive the CDSC on withdrawals of 10% or less of all purchase payments received that have not been previously withdrawn and that would otherwise still be subject to a CDSC. No Free Withdrawal Privilege is available on surrender of a Contract. We reserve the right to reduce the Account Value by the amount of any CDSC waived on any withdrawal(s) taken within the six months preceding a request for a surrender. This is in addition to any other applicable deductions.

If the Free Withdrawal Privilege is not exercised during a contract year, it does not carry over to the next contract year.

Long-Term Care Waiver Rider

If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

Systematic Withdrawal

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to make a change to any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a tax advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

Contract Loans

The Company may make loans to Owners of a Contract that is issued with a tax sheltered annuity endorsement, as allowed under tax law. Any such loans (including unpaid interest thereon) will be secured with an interest in the Contract. Loans may be taken only from the Fixed Accumulation Account. An amount equal to 110% of the loan requested must be in the Fixed Accumulation Account prior to taking the loan. If the Fixed Accumulation Account is insufficient, the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account and earn a fixed rate of interest applicable to loan collateral. If you do not designate any Subaccounts, the collateral for the loan will be moved from all the Subaccounts on a pro rata basis to the Fixed Accumulation Account. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or a Fixed Account guaranteed interest rate option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

Termination

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a surrender.

BENEFIT PAYMENT PERIOD

Annuity Benefit

An Owner may designate the Annuity Commencement Date, and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract.

For non-tax qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. For tax-qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the Owner’s seventieth (70th) birthday.

The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date.

The Owner generally may select any form of settlement option currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include fixed dollar payments, variable dollar payments, or a combination of variable and fixed dollar payments. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar payments for the life of the Annuitant with ten years of payments assured, as described in the Settlement Options section of this prospectus.

Death Benefit

A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the Successor Owner of the Contract, the death benefit will be paid following the death of the Successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.

The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.

Death Benefit payments shall be made to the Beneficiary as payee. The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. Any payments that remain after the death of the Beneficiary would be paid to a contingent payee designated in a settlement option election made by the Owner, or if none then to a contingent payee designated by the Beneficiary, or if none then to the estate of the last payee.

Non-tax-qualified contracts also allow a Beneficiary that is a non-natural person to elect instead to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. In that case, payments under a life option would be based on the life of the person to whom the Beneficiary is obligated, and any payments that remain after the death of a payee or contingent payee would revert to the Beneficiary.

The death benefit may be paid in a lump sum, or in any form of settlement option then available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. An Owner may elect the form of payment of the death benefit at any time before his or her death. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit pro rata to a combination of variable and fixed dollar payments for a fixed period of four years.

Death Benefit Amount

The Death Benefit Amount will be equal to the greater of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total purchase payments, reduced proportionally for withdrawals.

The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

Step Up in Value for Successor Owner

If your spouse becomes the Successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit which would have been payable if your spouse had not become the Successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option.

If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.

For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a Successor Owner election, but never later than one year after the date of death of the Owner.

If your spouse becomes the Successor Owner of the Contract, any Contingent Deferred Sales Charge which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the Successor Owner, Contingent Deferred Sales Charges will apply as described in this Contract, to those additional purchase payments only.

Payment of Benefits

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as variable dollar payments; (2) as fixed dollar payments; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar payment may be less than the variable dollar base payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between variable dollar payments and fixed dollar payments are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after variable dollar payments have been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Settlement Options

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform to the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Income for a Fixed Period, Not to Exceed Life Expectancy: The Company will make periodic payments for a fixed period equal to the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables adopted by the Health Care Financing Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.

Calculation of Fixed Dollar Payments

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually. For other tax-qualified Contracts, the Company uses 1983 annuity mortality tables for blended lives (60% female/40% male) with interest at 2% per year, compounded annually. For other non-tax-qualified Contracts, the Company uses 1983 annuity mortality tables for male and female lives with interest at 2% per year, compounded annually. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payment per $1,000 of value for the Company’s standard settlement options is set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Calculation of Variable Dollar Payments

The variable dollar base payment is the amount it would be if it were a fixed dollar payment calculated at the Company’s minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than that rate of interest.

The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.

Each variable dollar payment is reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefity payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

Commuted Values

After receiving benefits under a Contract for at least 5 years, the person entitled to payments may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement option elected.

Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC 403(b) (tax-sheltered annuities), and 408 and 408A (individual retirement annuities). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax sheltered annuity (“TSA”) or individual retirement annuities (“IRAs”), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed or income earned on the Contract.

Roth IRAs

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59 1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities

IRC 403(b) of the Code permits contributions to a “tax-sheltered annuity” or “TSA” for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

Texas Optional Retirement Program

The Texas Optional Retirement Program (“ORP”) provides for the purchase of IRC Section 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee’s vesting status and, if the employee is living and under age 70 1/2, the employee’s retirement or othertermination from employment. The Contracts may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas ORP or other retirement program.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts. This information should not be used as tax advice. A competent tax advisor should be consulted to discuss an Owner’s particular situation.

Tax-Qualified Plans
	Nonqualified Deferred Compensation Plans	Basic Non-Tax-Qualified Contracts

Plan Types	• IRC §403(b) (Tax-Sheltered Annuities)	• IRC §72 only
• IRC §408 (IRA)
• IRC §408A (Roth IRA)

Who May Purchase a Contract	Natural person or employer plan.	Anyone. Non-natural person may purchase but will generally lose tax-deferred status.

Taxation of Surrenders	If there is an after-tax “investment in the contract,” a pro rata portion of the amount contract,” a pro rata portion of the amount ratio of “investment in the contract” to Account Value. Usually, 100% of distributions from a qualified plan must be included in taxable income because there were no after-tax contributions and therefore no “investment in the contract.” Qualified distributions from §408A Roth IRA may be completely tax free.

Surrenders prior to age 59 1/2 may be subject to 10% tax penalty.

Surrenders from tax-qualified Contracts may be restricted to meet requirements of the Internal Revenue Code or the terms of a retirement plan	Account Value in excess of “investment in the contract” is included in taxable income. Generally, the “investment in the contract” will equal the sum of all purchase payments less prior non-taxable withdrawals. Surrenders are deemed to come from earnings first, and “investments in the contract” last.

For a Contract purchased as part of an IRC Section 1035 exchange which includes contributions made before August 14, 1982 (“pre-TEFRA contributions”) partial withdrawals are not taxable until the pre-TEFRA contributions have been returned.

The taxable portion of any surrender prior to age 59 1/2 may be subject to a 10% tax penalty.

Taxation of Benefit Payments (annuity benefit payments or death benefit payments)	For fixed dollar payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions from a Section 408A Roth IRA made five years or more after the first Roth IRA contribution may be completely tax free. The taxable portion of any payments received before age 59 1/2 may be subject to a 10% tax penalty. Tax penalties do not apply to any payments after the death of the Owner.

Taxation of Lump Sum Death Benefit Payment	Taxed to recipient generally in same manner as full surrender. Tax penalties do not apply to death benefit distributions.

Assignment of Contract/Transfer of Ownership	Assignment and transfer of Ownership generally not permitted.	Generally, deferred earnings become taxable to transferor at time of transfer and transferee receives an “investment in the contract” equal to the Account Value at that time. Gift tax consequences are not discussed herein.

Withholding	Eligible rollover distributions tax sheltered annuity Contracts subject to 20% mandatory withholding on taxable portion unless direct rollover. For all other payments, Payee may elect to have taxes withheld or not.	Generally, Payee may elect to have taxes withheld or not.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate which is already incorporated in the calculation of variable dollar payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC’s web site: http://www.sec.gov. The registration number for the Registration Statement is 333-88302.

OTHER INFORMATION AND NOTICES

Householding — Revocation of Consent

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may request additional information about householding by contacting the Company at 1-800-789-6771.

Electronic Delivery of Required Documents

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

Legal Proceedings

The Company and GAA are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Copies of the Statement of Additional Information dated May 1, 2005 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.

Name:

Address:

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C

THE COMMODORE MAJESTY ®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2005

Annuity Investors Life Insurance Company (the “Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2005, for The Commodore Majesty ® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT, OPTIONAL STEP-UP DEATH BENEFIT RIDER, OPTIONAL ENHANCED DEATH BENEFIT RIDER OR OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY 1, 2003.

The Statement of Additional Information (“SAI”) dated May 1, 2005, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http://www.sec.gov. The registration number for The Commodore Majesty® is 333-88302.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus and this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.

•	The contracts are not FDIC or NCUSIF insured.

•	The contracts are obligations of the company and not of the bank or credit union.

•	The bank or credit union does not guarantee the company’s obligations under the contracts.

•	The contracts involve investment risk and may lose value.

SECTIONS OF PROSPECTUS REPLACED IN THEIR ENTIRETY

The “What Other Charges And Deductions Apply To The Contract?” subsection of the “OVERVIEW” section of the Prospectus is deleted, and is replaced in its entirety by the following:

What Other Charges And Deductions Apply To The Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

•	a transfer fee for certain transfers among investment options;

•	an annual contract maintenance fee;

•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts;

•	charges for any optional riders or endorsements you select; and

•	premium taxes in some states.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2004 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

The “Separate Account Annual Expenses” subsection of the “EXPENSE TABLES” section of the Prospectus is deleted, and is replaced in its entirety by the following:

Separate Account Annual Expenses

(As a percentage of the average value of the Owner’s interest in the Subaccounts)

Mortality and Expense Risk Charge	1.50%
Administration Charge	0.15%
Total Separate Account Annual Expenses Without Optional Riders or Endorsements (Lowest Possible Charges)	1.65%
Optional Guaranteed Minimum Income Benefit Endorsement	0.30%
Optional Step-Up Death Benefit Rider (Issued to Owners Age 70 and Younger)	0.10%
Optional Step-Up Death Benefit Rider (Issued to Owners Over Age 70 and Under Age 79)	0.15%
Optional Enhanced Death Benefit Rider (Issued to Owners Age 70 and Younger)	0.25%
Optional Enhanced Death Benefit Rider (Issued to Owners Over Age 70 and Under Age 79)	0.35%
Optional Earnings Enhancement Benefit Rider	0.30%
Total Separate Account Annual Expenses With All Possible Riders or Endorsements (Highest Possible Charges*)	2.60%

*Assumes Owner is over age 70 and under age 79, has elected the Optional Enhanced Death Benefit Rider rather than the Optional Step-Up Death Benefit Rider, and therefore has the highest of the Optional Death Benefit Rider Charges. Only one Death Benefit Rider will be issued with any Contract.

The “Examples” subsection of the “EXPENSE TABLES” section of the prospectus is deleted, and is replaced in its entirety by the following:

2

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table). These examples take into consideration the fee waiver and expense reimbursement arrangements of the Funds. If these arrangements were not taken into consideration, the expenses shown would be higher.

The first example assumes you invest $10,000 in a Contract with all possible riders and endorsement (i.e., the highest possible charges) for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	1,222	2,044	2,875	6,512
Minimum	1,018	1,420	1,819	4,312

(2) If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	522	1,644	2,875	6,512
Minimum	318	1,020	1,819	4,312

(3) If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	522	1,644	2,875	6,512
Minimum	318	1,020	1,819	4,312

The second example assumes you invest $10,000 in a Contract with no riders or endorsements (i.e., the lowest possible charges) for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	1,129	1,762	2,404	5,558
Minimum	923	1,121	1,298	3,145

(2) If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	429	1,362	2,404	5,558
Minimum	223	721	1,298	3,145

(3) If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	429	1,362	2,404	5,558
Minimum	223	721	1,298	3,145

3

The “CONDENSED FINANCIAL INFORMATION” section of the Prospectus is amended by adding the following:

	Number of
Accumulation Unit Value for	Accumulation Units Outstanding
Contracts with 1.95% Total M&E	for Contracts with 1.95% Total
Charges	M&E Charges	Year
AIM V.I. Capital Development Fund-Series II Shares
13.900995	0.000	12/31/04
12.298562	0.000	12/31/03
9.284432	0.000	12/31/02
AIM V.I. Core Equity Fund-Series I Shares
11.784155	0.000	12/31/04
11.528686	0.000	12/31/03
9.586996	0.000	12/31/02
AIM V.I. Financial Services Fund-Series I Shares
12.862906	0.000	12/31/04
12.070432	0.000	12/31/03
9.496390	0.000	12/31/02
AIM V.I. Government Securities Fund-Series II Shares
10.250907	0.000	12/31/04
10.222479	0.000	12/31/03
10.326116	0.000	12/31/02
AIM V.I. Health Sciences Fund-Series I Shares
12.333566	0.000	12/31/04
11.692869	0.000	12/31/03
9.328958	0.000	12/31/02
AIM V.I. Mid Cap Core Equity Fund-Series II Shares
13.709259	0.000	12/31/04
12.310425	0.000	12/31/03
9.877737	0.000	12/31/02
AIM V.I. Small Cap Equity Fund-Series II Shares
10.171900	0.000	12/31/04
AIM V.I. Small Company Growth Fund-Series I Shares
14.371670	0.000	12/31/04
12.868316	0.000	12/31/03
9.831959	0.000	12/31/02
AIM V.I. Utilities Fund-Series II Shares
11.755232	0.000	12/31/04
11.583872	0.000	12/31/03
9.929466	0.000	12/31/02
American Century VP Large Company Value-Class II Shares
10.357090	0.000	12/31/04
American Century VP Mid Cap Value-Class II Shares
10.525952	0.000	12/31/04
American Century VP Ultra®-Class II Shares
10.372402	0.000	12/31/04
American Century VP VistaSM-Class I Shares
10.394439	0.000	12/31/04
Dreyfus Technology Growth Portfolio-Initial Shares
10.146208	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
12.004815	0.000	12/31/04
11.556373	0.000	12/31/03
9.368800	0.000	12/31/02

4

	Number of
Accumulation Unit Value for	Accumulation Units Outstanding
Contracts with 1.95% Total M&E	for Contracts with 1.95% Total
Charges	M&E Charges	Year
Dreyfus Stock Index Fund-Service Shares
13.081059	0.000	12/31/04
12.088618	0.000	12/31/03
9.624131	0.000	12/31/02
Dreyfus VIF-Appreciation Portfolio-Service Shares
11.560032	0.000	12/31/04
11.249459	0.000	12/31/03
9.491721	0.000	12/31/02
Dreyfus VIF-Money Market Portfolio
0.973032	0.000	12/31/04
0.984685	0.000	12/31/03
0.997114	0.000	12/31/02
Janus Aspen Series Balanced Portfolio-Service Shares
11.690674	0.000	12/31/04
11.009246	0.000	12/31/03
9.869464	0.000	12/31/02
Janus Aspen Series Growth Portfolio-Service Shares
12.485936	0.000	12/31/04
12.219838	0.000	12/31/03
9.474247	0.000	12/31/02
Janus Aspen Series International Growth Portfolio-Service Shares
10.435677	0.000	12/31/04
Janus Aspen Series Mid Cap Growth Portfolio-Service Shares
15.112609	0.000	12/31/04
12.792750	0.000	12/31/03
9.677613	0.000	12/31/02
Janus Aspen Series Risk-Managed Core Portfolio-Service Shares
10.252214	0.000	12/31/04
Neuberger Berman AMT Fasciano Portfolio (Class S)
13.255551	0.000	12/31/04
12.083018	0.000	12/31/03
9.849742	0.000	12/31/02
Neuberger Berman AMT Guardian Portfolio (Class S)
13.788111	0.000	12/31/04
12.169159	0.000	12/31/03
9.442245	0.000	12/31/02
Oppenheimer Balanced Fund/VA-SS
13.366241	0.000	12/31/04
12.415139	0.000	12/31/03
10.151100	0.000	12/31/02
Oppenheimer Capital Appreciation Fund/VA-SS
13.134807	0.000	12/31/04
12.563880	0.000	12/31/03
9.800943	0.000	12/31/02
Oppenheimer Global Securities Fund/VA-SS
15.307925	0.000	12/31/04
13.131948	0.000	12/31/03
9.371068	0.000	12/31/02
Oppenheimer Main Street Fund®/VA-SS
10.343061	0.000	12/31/04

5

	Number of
Accumulation Unit Value for	Accumulation Units Outstanding
Contracts with 1.95% Total M&E	for Contracts with 1.95% Total
Charges	M&E Charges	Year
Oppenheimer Main Street Small Cap Fund/VA-SS
15.708135	0.000	12/31/04
13.441228	0.000	12/31/03
9.499993	0.000	12/31/02
PIMCO High Yield Portfolio-Administrative Class
14.126511	0.000	12/31/04
13.148914	0.000	12/31/03
10.906467	0.000	12/31/02
PIMCO Real Return Portfolio-Administrative Class
12.153992	0.000	12/31/04
11.378252	0.000	12/31/03
10.656512	0.000	12/31/02
PIMCO Total Return Portfolio-Administrative Class
11.072167	0.000	12/31/04
10.765018	0.000	12/31/03
10.447876	0.000	12/31/02
Rydex VT Sector Rotation Fund
12.497117	0.000	12/31/04
11.511351	0.000	12/31/03
9.034427	0.000	12/31/02
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
10.788939	343.232	12/31/04
10.542228	343.232	12/31/03
10.271421	343.232	12/31/02
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I (formerly Mid Cap Core Portfolio)
14.970948	0.000	12/31/04
13.323443	0.000	12/31/03
9.598669	0.000	12/31/02
Van Kampen UIF U.S. Real Estate Portfolio-Class I
17.102532	0.000	12/31/04
12.787285	0.000	12/31/03
9.480214	0.000	12/31/02
Van Kampen UIF Value Portfolio-Class I
14.463953	0.000	12/31/04
12.517798	0.000	12/31/03
9.517844	0.000	12/31/02

The above tables give year-end Accumulation Unit information for each Subaccont from the end of the year of inception to December 31, 2004. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of August 1, 2002 (the effective date of the Subaccounts) or as of December 1, 2004 (the effective date of the Subaccounts) for AIM V.I. Small Cap Equity Fund, the four American Century Variable Portfolios, the Dreyfus Technology Growth Portfolio, the Janus Aspen Series International Growth Portfolio, the Janus Aspen Series Risk-Managed Core Portfolio and the Oppenheimer Main Street Fund®. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.00000 as of August 1, 2002 (the effective date of the Subaccount).

6

The “CHARGES AND DEDUCTIONS” section of the Prospectus is deleted, and is replaced in its entirety by the following:

CHARGES AND DEDUCTIONS

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the Contingent Deferred Sales Charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge, the administration charge, and the charges for any optional riders or endorsements you selected.

Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

7

Contingent Deferred Sales Charge (“CDSC”)
Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and cost of sales literature.

Amount of Charge	Up to 7% of each purchase payment, depending on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for surrender received	0	1	2	3 or more
CDSC as a percentage of purchase payment surrendered	7%	6%	4%	0%

When Assessed	On partial or full surrenders of purchase payments during the Accumulation Period.

Assessed Against What	Purchase payments only, not earnings. See the Surrenders section of this prospectus for information on order of withdrawal of purchase payments and earnings.

Waivers	•	Free withdrawal privilege. See the Surrenders section for information.

	•	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

	•	If the Contract is issued with a tax sheltered annuity endorsement:
(i) upon separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

	•	Long term care waiver rider. See the Surrenders section for information.

	•	If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

	•	If the spouse becomes successor Owner. See the Account Value section for information.

	•	Where required to satisfy state law.

Contract Maintenance Fee
Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year

When Assessed	During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.

Assessed Against What	Amounts invested in the Subaccounts and Fixed Account options. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment.

Waivers	•	During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due.

	•	During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

	•	If the Contract is issued with a tax sheltered annuity endorsement.

	•	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

	•	During the Benefit Payment Period where required to satisfy state law.

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Transfer Fee
Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio re-balancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Administration Charge
Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge
Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.004141% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.50%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

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Optional Guaranteed Minimum Income Benefit Endorsement Charge

Purpose of Charge	Compensation for bearing certain risks under the Contract. These risks arise from the Company’s obligation under this Endorsement to allow Owners to base Annuity Benefit Payments on the GMIB Annuity Benefit Value if they so choose, which may result in a larger Annuity Benefit Payment than that otherwise payable under the Contract.

Amount of Charge	Daily charge equal to 0.000823% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

When Assessed	During the Accumulation Period.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

Optional Step-Up Death Benefit Rider Charge

Purpose of Charge	Compensation for bearing mortality risks under this Rider. These increased risks arise from the Company’s obligation to pay a Step-Up Death Benefit Amount which may exceed the Death Benefit Amount otherwise payable under the Contract.

Amount of Charge	Daily charge equal to 0.000274% of the daily Net Asset Value for each Subaccount if issued to an Owner age 70 or younger, or 0.000411% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 70 but under age 79. These daily charges correspond to an effective annual rate of 0.10% or 0.15%, respectively.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

Optional Enhanced Death Benefit Rider Charge

Purpose of Charge	Compensation for bearing mortality risks under this Rider. These increased risks arise from the Company’s obligation to pay an Enhanced Death Benefit Amount that may exceed the Death Benefit Amount otherwise payable under the Contract.

Amount of Charge	Daily charge equal to 0.0006846% of the daily Net Asset Value for each Subaccount if issued to an Owner age 70 or younger, or 0.000961% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 70 but under age 79. These daily charges correspond to an effective annual rate of 0.25% or 0.35%, respectively.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

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Optional Earnings Enhancement Benefit Rider Charge

Purpose of Charge	Compensation for bearing certain risks under this Rider. These risks arise from the Company’s obligation to pay an increased Death Benefit Amount (or an increased Enhanced Death Benefit Amount, if applicable), when a Death Benefit becomes payable as a result of an Owner’s death.

Amount of Charge	Daily charge equal to 0.000823% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

When Assessed	During the Accumulation Period.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

Premium Taxes

Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under state law.

Discretionary Waivers of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and SAI for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

The “Accumulation Units,” “ Stepped-Up Account Value for Successor Owner “ and “Limitation On Allocations to Fixed Account Options” subsections of the “ACCUMULATION PERIOD” sections of the Prospectus are deleted, and are replaced in their entirety by the following:

Accumulation Units

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

•	transfer from a Subaccount

•	full or partial surrender from a Subaccount

•	payment of a death benefit

•	application of the amounts in a Subaccount to a settlement option

•	deduction of the contract maintenance fee

•	deduction of a transfer fee

•	deduction of charges for certain optional riders or endorsements

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Stepped-Up Account Value for Successor Owner

If the surviving spouse of a deceased Owner becomes a successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, as of what would have been the Death Benefit Valuation Date. In addition, CDSC will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments made by the successor Owner after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. The election to become successor Owner must be made within one year of the date of the Owner’s death.

Limitation on Allocations to Fixed Account Options

Benefits under the optional Guaranteed Minimum Income Benefit Endorsement, if elected, will be adversely affected if on the last Valuation Date of any calendar quarter after the first Contract Year the Fixed Account Value exceeds thirty percent (30%) of the total Account Value. Please refer to the Optional Guaranteed Minimum Income Benefit Endorsement section of this prospectus for additional information.

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The “BENEFIT PAYMENT PERIOD” section of the Prospectus is deleted, and is replaced in its entirety by the following:

BENEFIT PAYMENT PERIOD

Annuity Benefit

An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract. The first day of the Benefit Payment Period in which annuity payments are made is generally referred to as the “Annuity Commencement Date.” If the Owner has elected the optional Guaranteed Minimum Income Benefit Endorsement (the “GMIB Endorsement”) and chooses to receive the Guaranteed Minimum Income Benefit (“GMIB”), however, this date is referred to as the “GMIB Commencement Date.”

Unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the Contract Anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. The GMIB Commencement Date must be on, or during the thirty (30) calendar day period immediately following, the tenth (10th) or any subsequent Contract Anniversary prior to the oldest Owner’s ninety-first (91st) birthday.

The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date. An Owner who has elected the GMIB Endorsement, however, may choose to receive the GMIB instead. If the Owner chooses the GMIB, annuity payments will be based on the GMIB Annuity Benefit Value, rather than on the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.

The Owner generally may select any form of settlement option currently available. If the Owner chooses to receive the GMIB, however, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. The standard forms of settlement options, including the GMIB Option, are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

Optional Guaranteed Minimum Income Benefit Endorsement

In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner’s eightieth (80th) birthday, the Owner may elect the optional GMIB Endorsement. This endorsement gives the Owner the option of choosing to have annuity payments based on the GMIB Annuity Benefit Value, instead of the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.

The GMIB Annuity Benefit Base is used to calculate your GMIB Annuity Benefit Value. The GMIB Annuity Benefit Base, at the end of any Valuation Period, is equal to all purchase payments received as of that date:

1)	reduced proportionally for any partial surrenders;

2)	less the annual contract maintenance fee, any transfer fees and any applicable charges due under any optional riders or endorsements to the Contract;

3)	less any applicable CDSC;

4)	less outstanding loans; and

5)	less any purchase payments received in the immediately preceding twelve (12) months.

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For purposes of calculating the GMIB Annuity Benefit Base, all adjustments will occur at the time the transaction occurs. The adjustment for partial surrenders will reduce the GMIB Annuity Benefit Base in the same proportion that the Account Value was reduced on the date of the partial surrender. All other adjustments will reduce the GMIB Annuity Benefit Base on a dollar for dollar basis.

The GMIB Annuity Benefit Value, at the end of any Valuation Date, is equal to the GMIB Annuity Base, compounded daily, at an effective annual interest rate (the “GMIB Interest Rate,” as described below), from the Contract Effective Date until the Contract Anniversary immediately following the oldest Owner’s 85th birthday, or the GMIB Commencement Date, whichever is earlier, plus any Purchase Payments received in the immediately preceding twelve (12) months.

The GMIB Interest Rate is equal to an effective annual interest rate of 6% if the oldest Owner is Age 75 or younger on the Contract Effective Date. The GMIB Interest Rate is equal to an effective annual interest rate of 5% if the oldest Owner is over Age 75 but under Age 80 on the Contract Effective Date. After the first Contract year, the GMIB Interest Rate applicable to any Contract will be reduced by 3% if the Fixed Account Value exceeds 30% of the total Account Value on the last Valuation Date of any quarter. This means that if the GMIB Interest Rate otherwise would have been 6%, it will be reduced to 3% for that quarter. If the GMIB Interest Rate otherwise would have been 5%, it will be reduced to 2% for that quarter.

The GMIB Annuity Benefit Value and the GMIB Annuity Benefit Base are used only in connection with the determination of annuity payments, and have no affect on other Contract provisions, riders or endorsements. Neither the GMIB Annuity Benefit Value nor the GMIB Annuity Benefit Base reflects the Account Value. If the Owner chooses to receive the GMIB, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB.

The GMIB Endorsement must be elected before the Contract Effective Date. The Owner cannot add or discontinue the GMIB Endorsement after the Contract Effective Date. The additional charge for the GMIB Endorsement is described in the Charges and Deductions section of the prospectus. The GMIB Endorsement will terminate automatically on the earliest of the following:

1)	the date the Contract is fully surrendered;

2)	the Annuity Commencement Date;

3)	the 31st calendar day following the Contract Anniversary immediately preceding the oldest Owner’s 91st birthday;

4)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

5)	the date you name a new Owner who is older than the oldest previous Owner; or

6)	the date the Contract is otherwise terminated in accordance with Contract provisions.

Before electing the GMIB endorsement, you should consult a qualified financial advisor. In particular, the election of the GMIB endorsement may not be appropriate for contract Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of ten (10) contract years.

While the GMIB endorsement does provide a guaranteed GMIB Annuity Benefit Value, and therefore may afford some protection against unfavorable market performance, the GMIB endorsement does not in any way guarantee the performance of any underlying portfolio, or any other investment option available under the contract. The GMIB endorsement does not restrict or limit the rights of contract Owners to annuitize the contract based on the Account Value at other times permitted under the contract. The GMIB endorsement does not in any way restrict the right to annuitize the contract using an Account Value that may be higher than the GMIB Annuity Benefit Value. Owners should remember, however, that the GMIB endorsement cannot be discontinued once it is elected. This means that the GMIB charge will continue to be assessed even if the investment performance of the contract results in an Account Value that exceeds the GMIB Annuity Benefit Value.

Death Benefit

A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the successor Owner of the Contract, the death benefit will be paid following the death of the successor Owner

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if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.

The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the Death Benefit Amounts described below.

An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a fixed period of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

Death Benefit Amount

The Death Benefit Amount will be equal to the greater of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total purchase payments, reduced proportionally for partial surrenders.

The reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

Optional Death Benefit Riders

In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner’s 79th birthday, the Owner may elect either the Optional Step-Up Death Benefit Rider (“SDB Rider”) or the Optional Enhanced Death Benefit Rider (“EDB Rider”). An Owner may not elect both of these riders. If the receipt of any benefit under either of these riders would cause the Contract to lose its tax-qualified or tax-deferred status, the rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the rider will be refunded.

Optional Step-Up Death Benefit Rider

The SDB Rider provides for a Step-Up Death Benefit Amount (“SDB Amount”) when a death benefit becomes payable as a result of the death of any Owner before the Annuity Commencement Date or GMIB Commencement Date, as applicable. The SDB Amount, if it is larger, will be paid instead of the Death Benefit Amount otherwise payable under the Contract. Only one death benefit will be paid under the Contract. If an SDB Amount is paid, it is lieu of the Death Benefit Amount.

The SDB Amount is equal to the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to any Owner’s Age 80, reduced proportionally for any partial surrenders made after this value was reached; provided, however, that the SDB Amount shall not exceed 200% of the total purchase payments, reduced proportionally for partial surrenders. Any reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

The SDB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the SDB Rider after the Contract Effective Date. The additional charge for the SDB Rider is described in the Charges and Deductions section of this prospectus. The SDB Rider will terminate automatically on the earliest of the following:

1)	the date the Contract is fully surrendered;

2)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

3)	the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

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4)	the date you name a new Owner who is older than the oldest previous Owner; or

5)	the date the Contract is otherwise terminated in accordance with Contract provisions.

Optional Enhanced Death Benefit Rider

The EDB Rider provides for an Enhanced Death Benefit Amount (“EDB Amount”) when a death benefit becomes payable as a result of the death of any Owner before the Annuity Commencement Date or GMIB Commencement Date, as applicable. The EDB Amount, if it is larger, will be paid instead of the Death Benefit Amount otherwise payable under the Contract. Only one death benefit will be paid under the Contract. If an EDB Amount is paid, it is in lieu of the Death Benefit Amount.

The EDB Amount is equal to the greater of:

1)	the total purchase payment(s), reduced proportionally for partial surrenders and increased by any applicable interest, as described below; or

2)	the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to any Owner’s Age 80, reduced proportionally for any partial surrenders made after this value was reached;

provided, however, that the EDB Amount shall not exceed 200% of the total purchase payments, reduced proportionally for partial surrenders. Any reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

If any Owner dies before age 80, interest on purchase payments for determination of an EDB Amount compounds daily, at the effective annual interest rate described below (the “Specified Rate”), to the Death Benefit Valuation Date. If any Owner dies on or after his or her 80th birthday, interest compounds daily, at the Specified Rate, to the Contract Anniversary prior to the 80th birthday of the deceased Owner.

If the Contract is issued before any Owner is age 71, the Specified Rate is 5%. If the Contract is issued after any Owner is age 71 and before any Owner is age 79, the Specified Rate is 4%.

The EDB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EDB Rider after the Contract Effective Date. The additional charge for the EDB Rider is described in the Charges and Deductions section of this prospectus. The EDB Rider will terminate automatically on the earliest of the following:

1)	the date the Contract is fully surrendered;

2)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

3)	the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

4)	the date you name a new Owner who is older than the oldest previous Owner; or

5)	the date the Contract is otherwise terminated in accordance with Contract provisions.

Optional Earnings Enhancement Benefit Rider

In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner’s 75th birthday, the Owner may elect the optional Earnings Enhancement Benefit Rider (the “EEB Rider”).

If a death benefit becomes payable as a result of an Owner’s death while the EEB Rider is in effect, an Earnings Enhancement Benefit Amount (“EEB Amount”) is provided. The Death Benefit Amount (or the Enhanced Death Benefit Amount or Step-Up Death Benefit Amount, if applicable) will be increased by the EEB Amount, if any. No more than one death benefit (whether or not increased by any EEB Amount) is payable under the Contract and the EEB Rider.

If the oldest Owner was age 69 or younger on the Contract Effective Date, the EEB Amount will be the lesser of 40% of Earnings (as defined below) or 40% of purchase payments not already withdrawn. If the oldest Owner was age 70 to 74 on the Contract Effective Date, the EEB Amount will be the lesser of 25% of Earnings or 25% of purchase payments not already withdrawn.

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Solely for purposes of calculating the EEB Amount, Earnings are defined as the Account Value as of the Valuation Date immediately preceding the Death Benefit Valuation Date, minus purchase payments not already withdrawn. Partial surrenders taken prior to the Death Benefit Valuation Date will be deemed to have been taken from earnings first, and then from purchase payments, for purposes of calculating the EEB Amount under the EEB Rider.

The EEB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EEB Rider after the Contract Effective Date. The additional charge for the EEB Rider is described in the Charges and Deductions section of this prospectus. The EEB Rider will terminate automatically on the earliest of the following:

1)	the date the Contract is fully surrendered;

2)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

3)	the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

4)	the date the Owner names a new Owner who is older than the oldest previous Owner; or

5)	the date the Contract is otherwise terminated in accordance with Contract provisions.

If the receipt of any benefit under the EEB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EEB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EEB Rider will be refunded.

Step Up In Value for Successor Owner

If your spouse becomes the successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, which would have been payable if your spouse had not become the successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option.

If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.

For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a successor Owner election, but never later than one year after the date of death of the Owner.

If your spouse becomes the successor Owner of the Contract, any CDSC which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the successor Owner, CDSC will apply as described in this Contract, to those additional purchase payments only.

Payment of Benefits

When a Contract is annuitized or when a death benefit is applied to a settlement option, the Account Value, the GMIB Annuity Benefit Value, or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. GMIB payments, however, may be paid only as a fixed dollar benefit for at least 120 months, and may be based only on the GMIB Option Tables included in the Contract. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the SAI.

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Settlement Options

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options, including the GMIB Option, are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform to the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

Income for A Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1-4 years are available for death benefit settlement options only.)

Life Annuity With Payments For A Fixed Period: The Company will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint And One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Income For A Fixed Period, Not To Exceed Life Expectancy: The Company will make periodic payments for a fixed period, not to exceed the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables compiled by the Office of the Actuary of the Social Security Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.

GMIB Option Life Annuity With Payments For At Least 120 Months: The Company will make periodic payments at the beginning of each payment interval for at least 120 months, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period. This is the only settlement option available if the Owner chooses to base benefit payments on the GMIB Annuity Benefit Value rather than on the Account Value. This option may only be applied to the GMIB Option Tables in the Contract.

Calculation of Fixed Dollar Benefit Payments

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Except with respect to payments made under the terms of the GMIB Endorsement, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals with interest at 2% per year, compounded annually. For individual tax-qualified Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts, the Company uses tables for male and female lives.

18

Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options, including the GMIB Option, are set forth in tables in the Contracts. For payments made under the terms of the GMIB Endorsement, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals, with a ten year age setback, and with interest 2 1/2% per year, compounded annually. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Calculation of Variable Dollar Benefit Payments

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 2% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts is less than 2%. Subsequent benefit payments will be more than the first payment if the net investment performance of the applicable Subaccount(s) is greater than 2%.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C

THE COMMODORE HELMSMAN®
AND THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2005

Annuity Investors Life Insurance Company (the “Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2005, for either The Commodore Helmsman®, or The Commodore Majesty® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:

Janus Aspen Series
-Janus Aspen Series Worldwide Growth Portfolio-Service Shares

PBHG Insurance Series Fund
-Liberty Ridge Large Cap Growth Portfolio
-Liberty Ridge Mid-Cap Portfolio
-Liberty Ridge Select Value Portfolio
-Liberty Ridge Technology & Communications Portfolio

Wells Fargo Variable Trust Fund
-Wells Fargo Advantage Discovery Fund
-Wells Fargo Advantage Opportunity Fund

The Janus Aspen Series Worldwide Growth Portfolio Closed Subaccount, the Liberty Ridge Large Cap Growth Portfolio Closed Subaccount, the Liberty Ridge Mid-Cap Growth Portfolio Closed Subaccount, the Liberty Ridge Select Value Portfolio Closed Subaccount, the Liberty Ridge Technology & Communications Portfolio Closed Subaccount, the Wells Fargo Advantage Discovery Fund Closed Subaccount (the Strong Mid Cap Growth Fund II prior to the April 11, 2005 reorganization), and the Wells Fargo Advantage Opportunity Fund Closed Subaccount (the Strong Opportunity Fund II prior to the April 11, 2005 reorganization) are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccounts described in this Supplemental Prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2005, contains more information about the Company, the Separate Account and the Contracts, including the Closed Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300; and The Commodore Majesty® is 333-88302.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.

•	The Contracts are not FDIC or NCUSIF insured

•	The Contracts are obligations of the Company and not of the bank or credit union

•	The bank or credit union does not guarantee the Company’s obligations under the Contracts

•	The Contracts involve investment risk and may lose value

EXPENSE TABLES

The “EXPENSE TABLES” section of the Contract Prospectus is supplemented by adding the following:

Portfolio Annual Expenses (Before Expense Reimbursement)
(As a percentage of Portfolio average net assets)

				Total
	Management	12b-1	Other	Annual
Portfolio Without Service Fees	Fees	Fees	Expenses	Expenses(1)
Janus Aspen Series Worldwide Growth Portfolio-Service Shares	0.60	0.25	0.03	0.88
Liberty Ridge Large Cap Growth Portfolio	0.75	—	0.35	1.10
Liberty Ridge Mid-Cap Portfolio	0.85	—	0.32	1.17
Liberty Ridge Select Value Portfolio	0.65	—	0.27	0.92
Liberty Ridge Technology & Communications Portfolio	0.85	—	0.28	1.13
Wells Fargo Advantage Discovery Fund(2) (3)	0.75	0.25	0.22	1.22
Wells Fargo Advantage Opportunity Fund(2) (3)	0.72	0.25	0.20	1.17

(1) Data for each Portfolio are for its fiscal year ended December 31, 2004. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

				Total
	Management	12b-1	Other	Annual
Portfolios With Expense Waiver/Reimbursement	Fees	Fees	Expenses	Expenses
Wells Fargo Advantage Discovery Fund(4)	0.75	0.25	0.15	1.15
Wells Fargo Advantage Opportunity Fund(4)	0.72	0.25	0.10	1.07

(2) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation (“SFC”) to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund.

(3) The Fund’s investment adviser has implemented a breakpoint schedule for the Fund’s management fees. The management fees charged to the Fund will decline as the Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher.

(4) The adviser has committed through April 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown.

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CONDENSED FINANCIAL INFORMATION

The tables below give year-end Accumulation Unit Information for the Commodore Helmsman® and Commodore the Majesty® variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2004. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of August 1, 2002 (the effective date of the Closed Subaccounts).

The Commodore Helmsman® (Current Contract)

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
11.714601	8,359.595	12/31/04
11.366047	5,065.608	12/31/03
9.318424	127.119	12/31/02
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio
12.982856	6,168.429	12/31/04
12.085570	4,102.200	12/31/03
9.341083	212.760	12/31/02
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio
15.362687	49,875.872	12/31/04
13.108710	13,215.766	12/31/03
9.896435	1,879.955	12/31/02
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio
11.085470	16,792.745	12/31/04
10.930693	4,717.262	12/31/03
9.369709	243.862	12/31/02
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio
13.193505	9,585.303	12/31/04
12.573045	5,078.242	12/31/03
8.772056	641.411	12/31/02
Wells Fargo Advantage Discovery Fund
14.631350	9,650.571	12/31/04
12.453181	6,946.484	12/31/03
9.408353	2,106.863	12/31/02
Wells Fargo Advantage Opportunity Fund
15.168952	30,542.274	12/31/04
13.028210	16,537.332	12/31/03
9.665240	2,308.697	12/31/02

(1)	On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation (“SFC”) to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc. the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund.

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The Commodore Helmsman® (Contract with Death Benefit Rider No Longer Available*)

* See The Commodore Helmsman® Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more     information.

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Series Worldwide Growth Portfolio Service Shares
11.630396	1,333.949	11.602418	0.000	12/31/04
11.318524	300.808	11.302696	0.000	12/31/03
9.306871	22.567	9.303025	0.000	12/31/02
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio
12.889577	3,170.906	12.858569	59.461	12/31/04
12.035047	2,316.839	12.018235	59.461	12/31/03
9.329501	0.000	9.325638	0.000	12/31/02
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio
15.252308	1,117.201	15.215643	95.984	12/31/04
13.053903	947.469	13.035682	137.186	12/31/03
9.884168	1.504	9.880086	7.049	12/31/02
Liberty Ridge Select Value (formerly Select Value) Portfolio
11.005821	2,653.564	10.979333	0.000	12/31/04
10.884989	2,304.599	10.869777	0.000	12/31/03
9.358097	0.000	9.354224	0.000	12/31/02
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio
13.098723	140.419	13.067227	304.205	12/31/04
12.520491	96.847	12.503008	0.000	12/31/03
8.761164	4.421	8.757536	0.000	12/31/02
Wells Fargo Advantage Discovery Fund
14.526233	5,316.045	14.491288	57.822	12/31/04
12.401115	3,814.414	12.383778	57.822	12/31/03
9.396683	1.557	9.392790	0.000	12/31/02
Wells Fargo Advantage Opportunity Fund
15.059982	550.215	15.023785	1,402.322	12/31/04
12.973753	313.550	12.955643	1,282.710	12/31/03
9.653268	0.000	9.649272	1,138.261	12/31/02

(1)	On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation (“SFC”) to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc. the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund.

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The Commodore Majesty® (Current Contract)

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
11.644337	7,101.524	12/31/04
11.326374	1,629.026	12/31/03
9.308784	1,604.064	12/31/02
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio
12.905007	1,433.969	12/31/04
12.043406	1,350.822	12/31/03
9.331418	4.611	12/31/02
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio
15.270578	15,232.224	12/31/04
13.062971	3,036.375	12/31/03
9.886203	1,306.865	12/31/02
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio
11.018992	6,341.041	12/31/04
10.892547	4,649.903	12/31/03
9.360017	1,590.677	12/31/02
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio
13.114398	1,395.079	12/31/04
12.529178	471.856	12/31/03
8.762973	4.750	12/31/02
Wells Fargo Advantage Discovery Fund
14.543627	3,032.955	12/31/04
12.409724	566.391	12/31/03
9.398615	4.660	12/31/02
Wells Fargo Advantage Opportunity Fund
15.078013	5,276.302	12/31/04
12.982762	732.569	12/31/03
9.655245	4.620	12/31/02

(1)	On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation (“SFC”) to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc, the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized in the Wells Fargo Advantage Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund.

5

The Commodore Majesty® (Contract with Death Benefit Rider No Longer Available*)

* See The Commodore Majesty® Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.

	Number of
Accumulation Unit Value for	Accumulation Units Outstanding
Contracts with 1.95% Total M&E	for Contracts with 1.95% Total
Charges	M&E Charges	Year
Janus Aspen Series Worldwide Growth Portfolio Service Shares
11.560721	0.000	12/31/04
11.279138	0.000	12/31/03
9.297277	0.000	12/31/02
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio
12.812365	0.000	12/31/04
11.993185	0.000	12/31/03
9.319883	0.000	12/31/02
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio
15.160957	0.000	12/31/04
13.008502	0.000	12/31/03
9.873983	0.000	12/31/02
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio
10.939884	0.000	12/31/04
10.847127	0.000	12/31/03
9.348459	0.000	12/31/02
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio
13.020264	0.000	12/31/04
12.476951	0.000	12/31/03
8.752121	0.000	12/31/02
Wells Fargo Advantage Discovery Fund
14.439214	0.000	12/31/04
12.357963	0.000	12/31/03
9.386987	0.000	12/31/02
Wells Fargo Advantage Opportunity Fund
14.969758	0.000	12/31/04
12.928618	0.000	12/31/03
9.643309	0.000	12/31/02

Financial Statements

The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Closed Subaccounts) are included in the SAI.

(1)	On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation (“SFC”) to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc, the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized in the Wells Fargo Advantage Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund.

6

THE PORTFOLIOS

The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives. You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio / Adviser	Investment Objective / Strategy

Janus Aspen Series

Janus Aspen Series Worldwide Growth Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. International investing may present special risks, including currency fluctuations and social and political developments.

PBHG Insurance Series Fund

Liberty Ridge Large Cap Growth (formerly PBHG Large Cap) Growth Portfolio Adviser — Liberty Ridge Capital, Inc.	The Portfolio seeks to provide investors with long-term growth of capital. Under normal market conditions, the Portfolio invests at least 80% of its assets in growth securities, such as common stocks of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Growth Index at the time of the Portfolio’s investment. The growth securities in the Portfolio are primarily common stocks that the Adviser believes have above average growth rates and company quality defined by profitable business models, good cash flow characteristics, transparent financial stability and good management.

7

Portfolio / Adviser	Investment Objective / Strategy

Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio Adviser — Liberty Ridge Capital, Inc.	The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalization within the range of the S & P MidCap 400 Index at the time of the Portfolio’s investment. The equity securities in the Portfolio are primarily common stocks that the Adviser believes have sustainable long-term growth prospects but are currently trading at modest valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400 Index and its sector weightings are generally within 10% of the Index’s sector weightings.

Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio Adviser — Liberty Ridge Capital, Inc.	The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective. Under normal market conditions, the Portfolio invests at least 65% of its assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations similar to the companies in the S&P 500 Index at the time of the Portfolio’s investment. The securities in the Portfolio are primarily common stocks that the Adviser believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Adviser expects to focus on those value securities whose market capitalizations are over $10 billion at the time of purchase.

Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio Adviser — Liberty Ridge Capital, Inc.	The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio’s goal. Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the groups of the industries within that sector. The portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments.

Wells Fargo Variable Trust Fund

Wells Fargo Advantage Discovery Fund Advisor — Wells Capital Management, Inc.	The Wells Fargo Advantage Discovery Fund seeks capital appreciation by investing in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index, at the time of purchase. The range of the Russell Midcap® Index was $631 million to $33.8 billion, as of December 31, 2004, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company’s financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize one or more particular sectors.

8

Portfolio / Adviser	Investment Objective / Strategy

Wells Fargo Advantage Opportunity Fund Advisor — Wells Capital Management, Inc.	The Wells Fargo Advantage Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company’s public value, based on market quotations, with its “private market value”—the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company’s private market value based on a fundamental analysis of a company’s cash flows, asset valuations, competitive situation, and franchise value.

Expenses of the Portfolios

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Investment Options-Allocations

You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the Janis Aspen Series Worldwide Growth Portfolio Subaccount, the Liberty Ridge Large Cap Growth Portfolio Subaccount, the Liberty Ridge Mid Cap Portfolio Subaccount, the Liberty Ridge Select Value Portfolio Subaccount, and the Liberty Ridge Technology & Communications Portfolio Subaccount only if you had Accumulation Units in that Closed Subaccount as of November 30, 2004. You may allocate purchase payments to the Wells Fargo Advantage Discovery Fund Subaccount and the Wells Fargo Advantage Opportunity Fund only if you had Accumulation Units in the Strong VIF Mid Cap Growth and the Strong Opportunity Fund II Subaccount, respectively, as of November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Interests in the Closed Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these Closed Subaccounts or any other Subaccounts.

CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

THE COMPANY IS CURRENTLY SEEKING APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF PORTFOLIOS WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE PORTFOLIOS IN WHICH THE LIBERTY RIDGE CAP GROWTH PORTFOLIO CLOSED SUBACCOUNT, THE LIBERTY RIDGE MID-CAP GROWTH PORTFOLIO CLOSED SUBACCOUNT, THE LIBERTY RIDGE SELECT VALUE PORTFOLIO CLOSED SUBACCOUNT, THE LIBERTY RIDGE TECHNOLOGY & COMMUNICATIONS PORTFOLIO CLOSED SUBACCOUNT, THE WELLS FARGO ADVANTAGE DISCOVERY FUND CLOSED SUBACCOUNT AND THE WELLS FARGO ADVANTAGE OPPORTUNITY FUND CLOSED SUBACCOUNT INVEST. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE PORTFOLIOS IN WHICH THE CLOSED SUBACCOUNTS INVEST AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIOS.

9

WE HOPE TO OBTAIN APPROVAL FOR THIS SUBSTITUTION BY SEPTEMBER 30, 2005 AND WE EXPECT THAT THE AUTOMATIC REDEMPTION RELATED TO ANY APPROVED SUBSTITUTION WILL OCCUR BEFORE MAY 1, 2006.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C

THE COMMODORE HELMSMAN®
AND THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2005

Annuity Investors Life Insurance Company® (“the Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2005, for either The Commodore Helmsman ® or The Commodore Majesty® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTION: THREE-YEAR GUARANTEED INTEREST RATE OF THREE PERCENT, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION. FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF LESS THAN THREE PERCENT, YOU WILL BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION, UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.

The Statement of Additional Information (“SAI”) dated May 1, 2005, contains more information about the Company, the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Helmsman ® is 333-88300; and the Commodore Majesty ® is 333-88302.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts are obligations of the Company and not of the bank or credit union.

•	The bank or credit union does not guarantee the Company’s obligations under the Contracts.

•	The Contracts involve investment risk and may lose value.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C

THE COMMODORE MAJESTY® AND THE COMMODORE HELMSMAN®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005

This Statement of Additional Information supplements the current prospectuses for either The Commodore Majesty ® or The Commodore Helmsman ® Variable Annuity Contracts (collectively, the “Contracts”) offered by Annuity Investors life Insurance Company ® through Annuity Investors ® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of either of the prospectuses dated May 1, 2005, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

2

ANNUITY INVESTORS LIFE INSURANCE® COMPANY

General Information and History

Annuity Investors Life Insurance® Company (the “Company”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc., a publicly traded insurance holding company (“GAFRI”) (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

SERVICES

Safekeeping of Separate Account Assets

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company’s general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. The Company holds title to assets invested in the Fixed Account options together with the Company’s other general account assets.

Records and Reports

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account and the financial statements of the Company at December 31, 2004 and 2003, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

3

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering any one or more of the Contracts.

The approximate commissions received and retained by Great American Advisors®, Inc. (“GAA”) for sale of the Contracts for the period from August 1, 2002 (inception date of Separate Account) to December 31, 2002 and for each of the last two fiscal years are as follows:

Contract and	Year End		Year Ended		Period Ended
Registration No.	12/31/2004		12/31/2003		12/31/2002
	Received	Retained	Received	Retained	Received	Retained
The Commodore	$90,191	$12,048	$506,236.18	$24,886.12	$71,863.15	$4,092.05
Majesty® 333-88300
The Commodore	$661,576	$32,466	$116,751.60	$30,431.84	$27,868.87	$1,759.46
Helmsman® 333-88302

CALCULATION OF PERFORMANCE INFORMATION

Money Market Subaccount Standardized Yield Calculation

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount’s current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

     Where:

BASE PERIOD RETURN =	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period — AUV at beginning of 7-day period

AUV at beginning of 7-day period

4

Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1

The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2004, are as follows:

	Total Separate
Contract and Registration No.	Account Charges	Yield	Effective Yield
The Commodore Majesty ®	1.65%	-0.21%	-0.21%
333-88300
The Commodore Helmsman ®	1.40%	0.04%	0.04%
333-88302

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company’s Administrative Office toll free at 1-800-789-6771.

In addition, the yield figures do not reflect the effect of any taxes, Contingent Deferred Sales Charges or contract maintenance fees that may be applicable on surrender under any Contract.

Average Annual Total Return Calculation

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)n = ERV

5

Where:

	P	=	a hypothetical initial payment of $1,000

	T	=	average annual total return

	n	=	number of years

	ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

6

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The SEC considers hypothetical performance to be non-standardized. The ERV for standardized data reflects the deduction of all recurring fees, such as contract maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

Cumulative Total Return Calculation

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

P	=	a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

Because the Separate Account will not commence operations until the effective date of this Registration Statement, no standardized performance data is available at the time of this filing. No non-standardized performance data will be presented until the requisite standardized performance data is available.

7

	The Commodore Majesty®
Standardized Average Annual Total Return Data	S.E.C. File No.
	333-88300
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees.
	Contracts with		Contracts with all
	No Endorsements		Endorsements
	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
		From		From
		Inception		Inception
All Periods ending 12/31/2004	1 Year	Date[3]	1 Year	Date[3]
AIM V.I. Capital Development Fund-Series II	4.36%	10.38%	3.26%	9.20%
AIM V.I. Core Stock Fund-Series I Shares	-6.48%	2.30%	-7.48%	1.18%
AIM V.I. Financial Services Fund-Series I Shares	-2.12%	6.52%	-3.16%	5.37%
AIM V.I. Government Securities Fund-Series II Shares	-8.43%	-4.18%	-9.40%	-5.24%
AIM V.I. Health Sciences Fund-Series I Shares	-3.21%	4.48%	-4.23%	3.35%
AIM V.I. Mid Cap Core Equity Fund-Series II	2.69%	9.68%	1.61%	8.51%
AIM V.I. Small Cap Equity Fund-Series II Shares[4]	-1.58%	7.07%	-2.62%	5.92%
AIM V.I. Small Company Growth Fund-Series I Shares	3.01%	12.07%	1.93%	10.87%
AIM V.I. Utilities Fund-Series II Shares	N/A	11.71%	N/A	10.92%
American Century VP Large Company Value Fund-Class II Shares[4]	N/A	-1.79%	N/A	-1.97%
American Century VP Mid Cap Value Fund-Class II Shares[4]	N/A	2.07%	N/A	1.89%
American Century VP Ultra® Fund-Class II Shares[4]	-0.24%	5.25%	-1.29%	4.10%
American Century VP VistaSM Fund -Class I Shares[4]	4.71%	12.04%	3.60%	10.85%
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]	-10.20%	9.75%	-11.16%	8.57%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	-4.81%	3.19%	-5.82%	2.06%
Dreyfus Stock Index Fund, Inc.-Service Shares	-0.47%	7.35%	-1.52%	6.19%
Dreyfus VIF -Appreciation Portfolio-Service Shares	-5.94%	1.39%	-6.94%	0.28%
Dreyfus VIF -Money Market	-9.65%	-14.50%	-10.51%	-16.51%
Janus Aspen Series Balanced Portfolio-Service Shares	-2.50%	1.91%	-3.53%	0.81%
Janus Aspen Series International Growth Portfolio-Services Shares[4]	7.72%	11.87%	6.59%	10.67%
Janus Aspen Series Large Cap Growth Portfolio-Service Shares	-6.52%	5.07%	-7.52%	3.93%
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares	9.48%	14.65%	8.34%	13.43%
Janus Aspen Series Risk-Managed Core Portfolio-Service Shares[4]	6.52%	14.90%	5.40%	13.70%
Janus Aspen Series Worldwide Growth Portfolio-Service Shares	-6.20%	1.39%	-7.20%	0.28%
Neuberger Berman AMT Fasciano Portfolio-Class S	1.03%	8.00%	-0.04%	6.84%
Neuberger Berman AMT Guardian Portfolio-Class S	4.64%	9.98%	3.54%	8.81%
Oppenheimer Balanced Fund/VA-Service Class	-1.02%	8.41%	-2.07%	7.26%
Oppenheimer Capital Appreciation Fund/VA-Service Class	-4.15%	7.55%	-5.16%	6.40%
Oppenheimer Global Securities Fund/VA-Service Class	7.91%	15.32%	6.78%	14.10%
Oppenheimer Main Street Fund®/VA-Service Class[4]	-1.66%	4.93%	-2.70%	3.79%
Oppenheimer Main Street Small Cap VA-Service Class	8.21%	16.66%	7.07%	15.43%
PBHG Large Cap Growth Portfolio	-1.86%	6.33%	-2.89%	5.18%
PBHG Mid-Cap Portfolio	7.89%	14.81%	6.76%	13.60%
PBHG Select Value Portfolio	-7.85%	-1.19%	-8.83%	-2.28%
PGHG Technology & Communications Portfolio	-4.34%	7.12%	-5.35%	5.97%
PIMCO VIT High Yield Portfolio-Administrative Class	-1.25%	11.19%	-2.29%	10.01%
PIMCO VIT Real Return Portfolio-Administrative Class	-1.87%	3.77%	-2.91%	2.65%
PIMCO VIT Total Return Portfolio-Administrative Class	-5.84%	-0.63%	-6.84%	-1.73%
Rydex VT Sector Rotation Fund	-0.12%	5.12%	-1.17%	3.98%
Strong Opportunity Fund II, Inc.-Advisor Class	7.13%	14.16%	6.00%	12.95%
Strong VIF Mid Cap Growth Fund II	8.18%	12.30%	7.05%	11.11%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-6.36%	-1.84%	-7.35%	-2.92%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	3.70%	14.16%	2.61%	12.96%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	25.14%	21.21%	23.84%	19.94%
Van Kampen UIF Value Portfolio-Class I	6.88%	12.39%	5.76%	11.19%

8

1/	Annual mortality and expense risk charge of 1.50% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.45% and annual administrative charges of 0.15% of daily net asset value.

3/	From Separate Account Commencement date (8/01/02) to 12/03/04 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/04.

9

	The Commodore Majesty®
Standardized Average Annual Total Return Data	S.E.C. File No.
	333-88302
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees-
data is the same for all Standard Contracts)	Contracts		Contracts
	No Endorsements		Endorsements
	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
		From		From
		Inception		Inception
All Periods ending 12/31/2004	1 Year	Date[3]	1 Year	Date[3]
AIM V.I. Capital Development Fund-Series II	3.65%	9.60%	2.67%	8.54%
AIM V.I. Core Stock Fund-Series I Shares	-7.22%	1.38%	-8.11%	0.37%
AIM V.I. Financial Services Fund-Series I Shares	-2.85%	5.68%	-3.78%	4.64%
AIM V.I. Government Securities Fund-Series II Shares	-9.17%	-5.23%	-10.04%	-6.20%
AIM V.I. Health Sciences Fund-Series I Shares	-3.94%	3.61%	-4.86%	2.57%
AIM V.I. Mid Cap Core Equity Fund-Series II	1.98%	8.89%	1.01%	7.83%
AIM V.I. Small Cap Equity Fund-Series II Shares[4]	-2.30%	6.65%	-3.23%	5.62%
AIM V.I. Small Company Growth Fund-Series I Shares	2.30%	11.32%	1.33%	10.23%
AIM V.I. Utilities Fund-Series II Shares	N/A	11.92%	N/A	11.21%
American Century VP Large Company Value Fund-Class II Shares[4]	N/A	-1.75%	N/A	-1.91%
American Century VP Mid Cap Value Fund-Class II Shares[4]	N/A	2.12%	N/A	1.95%
American Century VP Ultra® Fund-Class II Shares[4]	-0.96%	4.38%	-1.91%	3.34%
American Century VP VistaSM Fund-Class I Shares[4]	3.99%	11.29%	3.01%	10.21%
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]	-10.95%	8.97%	-11.81%	7.90%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	-5.55%	2.28%	-6.45%	1.26%
Dreyfus Stock Index Fund, Inc.-Service Shares	-1.20%	6.52%	-2.14%	5.48%
Dreyfus VIF Appreciation Portfolio-Service Shares	-6.68%	0.45%	-7.57%	-0.55%
Dreyfus VIF Money Market	-10.45%	-17.03%	-11.16%	-18.70%
Janus Aspen Series Balanced Portfolio-Service Shares	-3.23%	1.00%	-4.15%	-0.02%
Janus Aspen Series International Growth Portfolio-Services Shares[4]	7.02%	11.11%	6.01%	10.03%
Janus Aspen Series Large Cap Growth Portfolio-Service Shares	-7.26%	4.21%	-8.15%	3.18%
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares	8.79%	13.94%	7.76%	12.84%
Janus Aspen Series Risk-Managed Core Portfolio-Service Shares[4]	5.82%	13.90%	4.82%	12.82%
Janus Aspen Series Worldwide Growth Portfolio-Service Shares	-6.94%	0.45%	-7.83%	-0.55%
Neuberger Berman AMT Fasciano Portfolio-Class S	0.31%	7.19%	-0.65%	6.14%
Neuberger Berman AMT Guardian Portfolio-Class S	3.93%	9.20%	2.94%	8.13%
Oppenheimer Balanced Fund/VA-Service Class	-1.75%	7.61%	-2.68%	6.56%
Oppenheimer Capital Appreciation Fund/VA-Service Class	-4.88%	6.73%	-5.79%	5.68%
Oppenheimer Global Securities Fund/VA-Service Class	7.21%	14.62%	6.20%	13.52%
Oppenheimer Main Street Fund® Fund/VA-Service Class[4]	-2.39%	4.06%	-3.32%	3.03%
Oppenheimer Main Street Small Cap Fund/VA-Service Class	7.51%	15.99%	6.49%	14.87%
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio	-2.58%	5.49%	-3.51%	4.45%
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio	7.19%	14.12%	6.17%	13.01%
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio	-8.59%	-2.18%	-9.47%	-3.17%
Liberty Ridge Technology & Communications (formerly PGHG Technology & Communications) Portfolio	-5.07%	6.30%	-5.98%	5.25%
PIMCO VIT High Yield Portfolio-Administrative Class	-1.97%	10.43%	-2.91%	9.35%
PIMCO VIT Real Return Portfolio-Administrative Class	-2.59%	2.89%	-3.52%	1.87%
PIMCO VIT Total Return Portfolio-Administrative Class	-6.58%	-1.61%	-7.47%	-2.60%
Rydex VT Sector Rotation Fund	-0.84%	4.25%	-1.78%	3.23%
Strong Opportunity Fund II, Inc.-Advisor Class	6.42%	13.44%	5.42%	12.34%
Strong VIF Mid Cap Growth Fund II	7.48%	11.56%	6.47%	10.48%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-7.10%	-2.84%	-7.99%	-3.82%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	2.98%	13.44%	2.01%	12.35%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	24.48%	20.60%	23.32%	19.45%
Van Kampen UIF Value Portfolio-Class I	6.18%	11.65%	5.18%	10.57%

10

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.10% and annual administrative charges of 0.15% of daily net asset value.

3/	From Separate Account commencement date (8/01/02) to 12/03/04 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/04.

11

Non Standardized	The Commodore Majesty®
Average Annual Total Return Data	S.E.C. File No.
	333-88300
(Data reflects deduction of mortality and expense risk charges, but not	Contracts		Contracts
contingent deferred sales charges or contract (or certificate) maintenance fees	No Endorsements		Endorsements
- data is the same for all Standard Contracts)	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
		From		From
		Inception		Inception
All Periods ending 12/31/2004	1 Year	Date[3]	1 Year	Date[3]
AIM V.I. Capital Development Fund-Series II	13.36%	14.92%	12.26%	13.81%
AIM V.I. Core Stock Fund-Series I Shares	2.52%	7.33%	1.52%	6.29%
AIM V.I. Financial Services Fund-Series I Shares	6.88%	11.29%	5.84%	10.21%
AIM V.I. Government Securities Fund-Series II Shares	0.57%	1.31%	-0.40%	0.33%
AIM V.I. Health Sciences Fund-Series I Shares	5.79%	9.37%	4.77%	8.31%
AIM V.I. Mid Cap Core Equity Fund-Series II	11.69%	14.26%	10.61%	13.16%
AIM V.I. Small Cap Equity Fund-Series II Shares[4]	7.42%	15.71%	6.38%	14.59%
AIM V.I. Small Company Growth Fund-Series I Shares	12.01%	16.52%	10.93%	15.39%
AIM V.I. Utilities Fund-Series II Shares	N/A	21.71%	N/A	20.92%
American Century VP Large Company Value Fund-Class II Shares[4]	N/A	8.21%	N/A	8.03%
American Century VP Mid Cap Value Fund-Class II Shares[4]	N/A	12.07%	N/A	11.89%
American Century VP Ultra® Fund-Class II Shares[4]	8.76%	10.09%	7.71%	9.02%
American Century VP VistaSM Fund -Class I Shares[4]	13.71%	16.49%	12.60%	15.37%
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]	-1.20%	14.33%	-2.16%	13.22%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	4.19%	8.16%	3.18%	7.11%
Dreyfus Stock Index Fund, Inc.-Service Shares	8.53%	12.07%	7.48%	10.98%
Dreyfus VIF Appreciation Portfolio-Service Shares	3.06%	6.48%	2.06%	5.45%
Dreyfus VIF Money Market	-0.65%	-1.50%	-1.51%	-3.51%
Janus Aspen Series Balanced Portfolio-Service Shares	6.50%	6.97%	5.47%	5.94%
Janus Aspen Series International Growth Portfolio-Services Shares[4]	16.72%	16.33%	15.59%	15.20%
Janus Aspen Series Large Cap Growth Portfolio-Service Shares	2.48%	9.93%	1.48%	8.86%
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares	18.48%	18.97%	17.34%	17.81%
Janus Aspen Series Risk-Managed Core Portfolio-Service Shares[4]	15.52%	19.17%	14.40%	18.02%
Janus Aspen Series Worldwide Growth Portfolio-Service Shares	2.80%	6.48%	1.80%	5.45%
Neuberger Berman AMT Fasciano Portfolio-Class S	10.03%	12.68%	8.96%	11.59%
Neuberger Berman AMT Guardian Portfolio-Class S	13.64%	14.55%	12.54%	13.45%
Oppenheimer Balanced Fund/VA -Service Class	7.98%	13.07%	6.93%	11.98%
Oppenheimer Capital Appreciation Fund/VA-Service Class	4.85%	12.26%	3.84%	11.17%
Oppenheimer Global Securities Fund/VA-Service Class	16.91%	19.60%	15.78%	18.44%
Oppenheimer Main Street Fund® Fund/VA-Service Class[4]	7.34%	9.79%	6.30%	8.73%
Oppenheimer Main Street Small Cap Fund/VA-Service Class	17.21%	20.88%	16.07%	19.71%
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio	7.14%	11.11%	6.11%	10.03%
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio	16.89%	19.12%	15.76%	17.97%
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio	1.15%	4.08%	0.17%	3.07%
Liberty Ridge Technology & Communications (formerly PGHG Technology & Communications) Portfolio	4.66%	11.85%	3.65%	10.77%
PIMCO VIT High Yield Portfolio-Administrative Class	7.75%	15.69%	6.71%	14.57%
PIMCO VIT Real Return Portfolio-Administrative Class	7.13%	8.71%	6.09%	7.66%
PIMCO VIT Total Return -Administrative Class	3.16%	4.60%	2.16%	3.58%
Rydex VT Sector Rotation Fund	8.88%	9.97%	7.83%	8.90%
Strong Opportunity Fund II, Inc.-Advisor Class	16.13%	18.50%	15.00%	17.35%
Strong VIF Mid Cap Growth Fund II	17.18%	16.74%	16.05%	15.61%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.64%	3.48%	1.65%	2.48%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	12.70%	18.50%	11.61%	17.36%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	34.14%	25.21%	32.84%	24.00%
Van Kampen UIF Value Portfolio-Class I	15.88%	16.82%	14.76%	15.69%

1/	Annual mortality and expense risk charge of 1.50% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.45% and annual administrative charges of 0.15% of daily net asset value.

12

3/	From Separate Account commencement date (8/01/02) to 12/03/04 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/04.

13

Non Standardized	The Commodore Majesty®
Average Annual Total Return Data	S.E.C. File No.
	333-88302
(Data reflects deduction of mortality and expense risk charges, but not	Contracts		Contracts
contingent deferred sales charges or contract (or certificate) maintenance fees	No Endorsements		Endorsements
- data is the same for all Standard Contracts)	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
		From		From
		Inception		Inception
All Periods ending 12/31/2004	1 Year	Date[3]	1 Year	Date[3]
AIM V.I. Capital Development Fund-Series II	13.65%	15.21%	12.67%	14.22%
AIM V.I. Core Stock Fund-Series I Shares	2.78%	7.60%	1.89%	6.67%
AIM V.I. Financial Services Fund-Series I Shares	7.15%	11.57%	6.22%	10.61%
AIM V.I. Government Securities Fund-Series II Shares	0.83%	1.57%	-0.04%	0.69%
AIM V.I. Health Sciences Fund-Series I Shares	6.06%	9.65%	5.14%	8.70%
AIM V.I. Mid Cap Core Equity Fund-Series II	11.98%	14.55%	11.01%	13.56%
AIM V.I. Small Cap Equity Fund-Series II Shares[4]	7.70%	16.01%	6.77%	15.01%
AIM V.I. Small Company Growth Fund-Series I Shares	12.30%	16.81%	11.33%	15.80%
AIM V.I. Utilities Fund-Series II Shares	N/A	21.92%	N/A	21.21%
American Century VP Large Company Value Fund-Class II Shares[4]	N/A	8.25%	N/A	8.09%
American Century VP Mid Cap Value Fund-Class II Shares[4]	N/A	12.12%	N/A	11.95%
American Century VP Ultra® Fund-Class II Shares[4]	9.04%	10.37%	8.09%	9.41%
American Century VP VistaSM Fund -Class I Shares[4]	13.99%	16.79%	13.01%	15.78%
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]	-0.95%	14.62%	-1.81%	13.63%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	4.45%	8.43%	3.55%	7.49%
Dreyfus Stock Index Fund, Inc.-Service Shares	8.80%	12.35%	7.86%	11.38%
Dreyfus VIF Appreciation Portfolio-Service Shares	3.32%	6.75%	2.43%	5.83%
Dreyfus VIF Money Market	-0.45%	-1.03%	-1.16%	-2.70%
Janus Aspen Series Balanced Portfolio-Service Shares	6.77%	7.25%	5.85%	6.32%
Janus Aspen Series International Growth Portfolio-Services Shares[4]	17.02%	16.62%	16.01%	15.61%
Janus Aspen Series Large Cap Growth Portfolio-Service Shares	2.74%	10.21%	1.85%	9.26%
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares	18.79%	19.27%	17.76%	18.24%
Janus Aspen Series Risk-Managed Core Portfolio-Service Shares[4]	15.82%	19.47%	14.82%	18.44%
Janus Aspen Series Worldwide Growth Portfolio-Service Shares	3.06%	6.75%	2.17%	5.83%
Neuberger Berman AMT Fasciano Portfolio-Class S	10.31%	12.97%	9.35%	11.99%
Neuberger Berman AMT Guardian Portfolio-Class S	13.93%	14.85%	12.94%	13.85%
Oppenheimer Balanced VA-Service Class	8.25%	13.36%	7.32%	12.38%
Oppenheimer Capital Appreciation Fund/VA-Service Class	5.12%	12.54%	4.21%	11.57%
Oppenheimer Global Securities Fund/VA-Service Class	17.21%	19.90%	16.20%	18.87%
Oppenheimer Main Street Fund® Fund/VA-Service Class[4]	7.61%	10.07%	6.68%	9.12%
Oppenheimer Main Street Small Cap Fund/VA-Service Class	17.51%	21.19%	16.49%	20.14%
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio	7.42%	11.39%	6.49%	10.43%
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio	17.19%	19.43%	16.17%	18.39%
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio	1.41%	4.34%	0.53%	3.44%
Liberty Ridge Technology & Communications (formerly PGHG Technology & Communications) Portfolio	4.93%	12.14%	4.02%	11.17%
PIMCO VIT High Yield Portfolio-Administrative Class	8.03%	15.98%	7.09%	14.98%
PIMCO VIT Real Return Portfolio-Administrative Class	7.41%	8.99%	6.48%	8.72%
PIMCO VIT Total Return Portfolio-Administrative Class	3.42%	4.86%	2.53%	3.96%
Rydex VT Sector Rotation Fund	9.16%	10.25%	8.22%	9.30%
Strong Opportunity Fund II, Inc.-Advisor Class	16.42%	18.80%	15.42%	17.77%
Strong VIF Mid Cap Growth Fund II	17.48%	17.04%	16.47%	16.03%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.90%	3.74%	2.01%	2.85%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	12.98%	18.80%	12.01%	17.78%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	34.48%	25.53%	33.32%	24.45%
Van Kampen UIF Value Portfolio-Class I	16.18%	17.12%	15.18%	16.11%

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.10% and annual administrative charges of 0.15% of daily net asset value.

14

3/	From Separate Account commencement date (8/01/02) to 12/03/04 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/04.

15

Other Performance Measures

Any of the Contracts may be compared in advertising materials to certificates of deposit (“CDs”) or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Subaccount, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts’ particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity, or under a retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or GAA.

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois (“Ibbotson”), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount’s, or its underlying Portfolio’s, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

16

BENEFIT UNITS - TRANSFER FORMULAS

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

     The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

     The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

     = UNIT1 - BU1 (trans)

     The number of Benefit Units transferred to the new Subaccount is BU2 (trans).

     BU2 (trans) = BU1 (trans) * BUV1/BUV2.

     The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

     = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

Where:

BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

17

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets.” As of the date of this statement of additional information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

18

Tax Deferral on Non-tax qualified Contracts

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

FINANCIAL STATEMENTS

The audited financial statements of the Separate Account and the Company at, and for the years ended, December 31, 2004 and 2003 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

19

Annuity Investors Life Insurance Company

Financial Statements

Years ended December 31, 2004 and 2003
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements
Years ended December 31, 2004 and 2003

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors
Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company as of December 31, 2004 and 2003, and the related statements of income, stockholder’s equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

March 18, 2005
Cincinnati, Ohio

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEETS
(Dollars in thousands)

	December 31
	2004	2003
ASSETS
Invested assets:
Fixed maturities – at market (amortized cost - $620,473 and $569,920)	$640,583	$590,382
Policy loans	14,575	10,325
Cash and short-term investments	24,630	3,588

Total investments	679,788	604,295

Accrued investment income	8,183	7,035
Unamortized insurance acquisition costs, net	85,799	77,461
Receivables from affiliates	352	416
Other assets	3,021	2,304
Variable annuity assets (separate accounts)	620,007	568,466

Total assets	$1,397,150	$1,259,977

LIABILITIES
Annuity benefits accumulated	$662,699	$581,880
Accounts payable, accrued expenses, and other liabilities	6,548	4,578
Variable annuity liabilities (separate accounts)	620,007	568,466

Total liabilities	1,289,254	1,154,924

STOCKHOLDER’S EQUITY
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	100,550	100,550
Retained earnings/(deficit)	1,516	(1,734)
Unrealized gains on marketable securities, net	3,330	3,737

Total stockholder’s equity	107,896	105,053

Total liabilities and stockholder’s equity	$1,397,150	$1,259,977

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

INCOME STATEMENTS
(In thousands)

	Year Ended December 31
	2004	2003
Revenues:
Net investment income	$33,998	$30,314
Realized gains on investments	855	445
Annuity policy charges	12,976	10,541
Other income	1,051	859

	48,880	42,159

Costs and expenses:
Annuity benefits	22,347	19,497
Insurance acquisition expenses	13,408	9,499
Other expenses	8,673	6,100

	44,428	35,096

Operating earnings before income taxes	4,452	7,063
Provision for income taxes	(1,558)	(2,472)

Net operating earnings	2,894	4,591

Cumulative effect of accounting changes, net of tax	356	—

Net earnings	$3,250	$4,591

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2004	2003
Common Stock:
Balance at beginning and end of year	$2,500	$2,500

Capital Surplus:
Balance at beginning and end of year	$100,550	$100,550

Retained Earnings (Deficit):
Balance at beginning of year	$(1,734)	$(6,325)
Net income (loss)	3,250	4,591

Balance at end of year	$1,516	$(1,734)

Unrealized Gains (Losses), Net:
Balance at beginning of year	$3,737	$2,655
Change during year	(407)	1,082

Balance at end of year	$3,330	$3,737

Comprehensive Income:
Net income	$3,250	$4,591
Other comprehensive income – change in net unrealized gains (loss) on marketable securities	(407)	1,082

Comprehensive income	$2,843	$5,673

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
(In thousands)

	December 31
	2004	2003
Cash flows from operating activities:
Net income	$3,250	$4,591
Adjustments:
Cumulative effect of accounting change, net of tax	(356)	—
Benefits to annuity policyholders	22,346	18,352
Amortization of insurance acquisition costs	11,394	7,781
Depreciation and amortization	624	158
Realized gains on investments, net	(855)	(445)
Increase in insurance acquisition costs	(19,424)	(16,120)
Increase in accrued investment income	(1,148)	(847)
Increase in payable to affiliates, net	688	3,395
Increase (decrease) in other liabilities	1,429	(2,583)
(Decrease) increase in other assets	(192)	3,377
Other, net	(745)	1,100

Cash inflows from operating activities	17,011	18,759

Cash flows from investing activities:
Purchases of investments in:
Fixed maturity investments	(255,293)	(338,606)
Securities purchased not paid	—	(3,486)
Maturities and redemptions of fixed maturity investments	34,714	—
Sales of:
Fixed maturity investments	170,846	228,223
Increase in policy loans	(4,250)	(1,725)

Cash outflows from investing activities	(53,983)	(115,594)

Cash flows from financing activities:
Annuity receipts, net of separate account activity	131,395	125,790
Annuity surrenders, benefits, and withdrawals, net of separate accounts	(74,817)	(62,115)
Net transfers from variable annuity assets	1,436	966

Cash inflows from financing activities	58,014	64,641

Net increase (decrease) in cash and short-term investments	21,042	(32,194)
Beginning cash and short-term investments	3,588	35,782

Ending cash and short-term investments	$24,630	$3,588

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 and 2003

A. DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company (“AILIC” or “the Company”), a stock life insurance company domiciled in the state of Ohio, is an indirectly owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a publicly traded, financial services holding company of which American Financial Group, Inc. (“AFG”) owned 82% as of December 31, 2004.

AILIC’s products are variable and fixed annuities. The variable annuities are marketed to hospitals, educational institutions and other qualified and non-qualified markets. AILIC also writes fixed annuity products marketed through independent agents, payroll deduction plans and financial institutions.

B. ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles. Preparation of the financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.

INVESTMENTS

All fixed maturity securities are considered “available for sale” and reported at fair value with unrealized gains and losses reported as a separate component of stockholders’ equity. Short-term investments are carried at cost; policy loans are carried at the aggregate unpaid balance. Premiums and discounts on mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. The most significant determinants of prepayments are the differences between interest rates of the underlying mortgages and current mortgage loan rates and the structure of the security. Other factors affecting prepayments include the size, type and age of underlying mortgages, the geographic location of the mortgaged properties and the creditworthiness of the borrowers. Variations from anticipated prepayments will affect the life and yield of these securities.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings (included in realized gains) and the cost basis of that investment is reduced.

INSURANCE ACQUISITION COSTS AND EXPENSES

Unamortized insurance acquisition costs consist of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the income statement reflect primarily the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other Expenses.”

DPAC (principally commissions, advertising, underwriting, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. Following the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Insurance Contracts and for Separate Accounts, DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 and 2003

INSURANCE ACQUISITION COSTS AND EXPENSES (CONTINUED)

DPAC related to annuity products is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.

To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains. DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in “Unrealized gains on marketable securities, net” in the stockholders’ equity section of the Balance Sheet.

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in “annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges. Reserves for fixed annuities are generally recorded at the stated annuitization value.

Following the adoption of SOP 03-1, reserves for two-tier annuities (annuities with different stated account values depending on whether a policyholder annuitizes, dies or surrenders) are now recorded at the lower-tier value plus additional reserves for excess benefits expected to be paid on future deaths and annuitizations (“EDAR”) that require payment of the upper-tier value. The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that accruals are in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and variable annuity policy charges, and unearned revenues once they are recognized as income. The liability for unearned revenues relating to certain policy charges representing compensation for future services is recognized as income using the same assumptions and estimated gross profits used to amortize DPAC.

Prior to the adoption of SOP 03-1, reserves for two-tier annuities were generally recorded at the lower-tier value plus an EDAR reserve.

Reserves for traditional single-tier fixed annuities are generally recorded at the stated annuitization value.

VARIABLE ANNUITY ASSETS AND LIABILITIES

Separate accounts related to variable annuities represent the market value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

Variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions. Prior to the adoption of SOP 03-1, death benefits in excess of the variable annuity account balances were expensed when paid.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 and 2003

INCOME TAXES

AILIC is part of the American Financial Group, Inc. (“AFG”) tax group. AILIC has a separate tax allocation agreement with AFG that designates how tax payments are shared by members of the tax group. In general, AILIC computes taxes on a separate return basis. The tax allocation agreement with AFG has not impacted the recognition of income tax expense and income tax payable in AILIC’s financial statements.

BENEFIT PLANS

GAFRI provides retirement benefits to qualified employees of participating companies through the GAFRI Retirement and Savings Plan, a defined contribution plan. GAFRI makes all contributions to the retirement fund portion of the Plan (at the discretion of the GAFRI Board of Directors) and matches a percentage of employee contributions to the savings fund. Employees have been permitted to direct the investment of their contributions to independently managed investment funds. Matching contributions to the savings fund are also invested in accordance with participant elections, while Company contributions to the retirement fund have been invested primarily in GAFRI Common Stock. Company contributions are expensed in the year for which they are declared.

GAFRI and certain of its subsidiaries provide certain benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include annuity receipts, benefits and withdrawals and obtaining resources from owners and providing them with a return on their investments. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC’s future earnings or cash flows.

Investment Securities: When available, fair values are based on prices quoted in the most active market for each security. If quoted prices are not available, fair value is estimated based on present values, discounted cash flows, and fair value of comparable securities or similar methods.

Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be the policyholders’ cash surrender amount. The aggregate fair value of all reserve liabilities approximates their carrying value.

The carrying amounts reported in the accompanying balance sheets for cash, short-term investments and policy loans approximate their fair values.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 and 2003

C. INVESTMENTS

Fixed maturity investments at December 31 consisted of the following (in thousands):

	2004
	Amortized	Market	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$80,357	$82,412	$2,306	$(251)
Public utilities	58,636	61,834	3,395	(197)
Mortgage-backed securities	185,964	186,495	1,686	(1,155)
All other corporate	295,516	309,842	14,735	(409)

	$620,473	$640,583	$22,122	$(2,012)

	2003
	Amortized	Market	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$122,545	$125,508	$3,122	$159
Public utilities	60,022	63,421	3,758	359
Mortgage-backed securities	137,673	137,241	1,279	1,711
All other corporate	249,680	264,212	15,348	816

	$569,920	$590,382	$23,507	$3,045

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 and 2003

C. INVESTMENTS (CONTINUED)

The following table shows gross unrealized losses on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31 (in thousands):

	2004
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Market	Unrealized	Market
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$101	$7,782	$150	$34,257
Public utilities	160	8,331	37	2,699
Mortgage-backed securities	271	22,096	884	50,247
All other corporate	303	24,591	106	4,084

Total fixed maturity investments	$835	$62,800	$1,177	$91,287

	2003
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Market	Unrealized	Market
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$159	$63,318	$—	$—
Public utilities	211	8,802	148	1,870
Mortgage-backed securities	1,711	95,812	—	—
All other corporate	368	21,691	448	4,999

Total fixed maturity investments	$2,449	$189,623	$596	$6,869

The table below sets forth the scheduled maturities of AILIC’s fixed maturity investments based on market value as of December 31, 2004 (in thousands). Maturity data based on amortized cost is generally the same.

Maturity
One year or less	$7,010
After one year through five years	133,536
After five years through ten years	231,985
After ten years	81,557

Subtotal	454,088

Mortgage-backed securities	186,495

Total bonds by maturity	$640,583

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $170.8 million in 2004 and $228.3 million in 2003. Gross realized gains of $2.7 million and $2.8 million and gross realized losses of $1.8 million and $1.3 million were realized on those sales during 2004 and 2003, respectively.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 and 2003

C. INVESTMENTS (CONTINUED)

At December 31, 2004 and 2003, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.

The Company reported realized losses of approximately $0.4 million and $1.1 million in 2004 and 2003, respectively, as a result of the write down of impaired bonds.

Net investment income consisted of the following (in thousands):

	2004	2003
Fixed maturities	$33,583	$30,167
Short-term investments	313	246
Cash on hand and on deposit	5	20
Policy loans	783	705
Other	252	—

Gross investment income	34,936	31,138
Investment expenses	(938)	(824)

Net investment income	$33,998	$30,314

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.9 million in 2004 and $0.8 million in 2003.

D. INSURANCE ACQUISITION EXPENSES

In 2003, DPAC charges of $2.8 million resulted from the actual performance of the equity markets and a reduction of assumed future returns. Poor performance in the equity markets could lead to additional DPAC write-offs. (See Note H - “Recent Accounting Standards”).

E. STOCKHOLDER’S EQUITY

The maximum amount of dividends which can be paid to stockholders in 2005 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2005 without prior approval is $0, based on statutory earned surplus.

Total statutory capital and surplus for the Company at December 31, 2004 and 2003, respectively, was $48.2 million and $50.0 million.

The change in net unrealized gains on marketable securities included the following (in thousands):

	2004			2003
	Pretax	Taxes	Net	Pretax	Taxes	Net
Unrealized holding gains (losses) on securities arising during the period	$229	$(80)	$149	$2,110	$(739)	$1,371
Realized losses (gains) on securities	(855)	299	(556)	(445)	156	(289)

Change in net unrealized gains (losses) on marketable securities	$(626)	$219	$(407)	$1,665	$(583)	$1,082

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 and 2003

F. FEDERAL INCOME TAXES

The differences in income taxes computed at the statutory rate of 35% and income taxes as shown in the income statement are related to permanent tax adjustments in 2004 and 2003. There were no material permanent tax adjustments in 2004 and 2003.

The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on marketable securities, included in the Balance Sheets were as follows (in thousands):

	December 31,
	2004	2003

Deferred tax assets:
Separate company tax loss carryforwards	$17,005	$17,069
Policyholder liabilities	17,741	16,347

Deferred tax liabilities:
Unamortized insurance acquisition costs	$(35,272)	$(32,257)

G. RELATED PARTY TRANSACTIONS

AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2004 and 2003, AILIC paid $0.9 million and $0.8 million, respectively, in investment management fees.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2004 and 2003, AILIC paid $3.7 million and $3.7 million, respectively, in commissions to GAA.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2004 and 2003, AILIC paid $10.0 million and $6.2 million, respectively, for services to affiliates.

H. RECENT ACCOUNTING STANDARD

In July 2003, the American Institute of Certified Public Accountants (“AICPA”) issued Statement of Position 03-1 (“SOP”), “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.” The most significant accounting implications to AILIC of the SOP are as follows: (1) amortizing DPAC over the life of deferred annuity contracts excluding the annuitization phase; and (2) establishing an additional liability for guaranteed minimum death benefits for variable annuity contracts. The Company adopted the SOP effective January 1, 2004 and it was reported as a cumulative effect of change in accounting principles in the 2004 results of operation.

12

ANNUITY INVESTORS

VARIABLE ACCOUNT C

Financial Statements

December 31, 2004
With Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

Financial Statements

December 31, 2004

Report of Independent Registered Public Accounting Firm

Contractholders of Annuity Investors Variable Account C
 and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account C (comprised of the sub accounts listed in Note 1) as of December 31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account C at December 31, 2004, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

March 18, 2005
Cincinnati, Ohio

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004

			Market
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at net asset value (Note 2):
AIM Variable Insurance Funds.:
Capital Development Fund — Series II	11,031.016	$133,216	$160,722
Core Equity Fund	11,552.540	195,519	213,838
Financial Services Fund	8,080.260	110,267	118,053
Government Securities Fund — Series II	14,273.127	174,028	171,420
Health Sciences Fund	16,040.471	273,191	303,165
Mid Cap Core Equity Fund — Series II	11,809.802	140,180	154,000
Small Cap Equity Fund — Series II	8.079	100	100
Small Cap Growth Fund	15,346.387	210,423	236,488
Utilities Fund — Series II	5,021.091	67,005	78,178
American Century Investments:
Large Company Value — Class II	9.465	100	102
Mid Cap Value — Class II	724.318	8,116	8,120
Ultra — Class II	798.237	8,100	8,086
Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	13,270.765	436,924	470,581
Money Market Portfolio	241,216.842	241,217	241,217
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares	6,371.872	142,650	159,679
Stock Index Fund — Service Shares	189,845.714	5,328,835	5,866,233
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares	3,563.509	80,402	90,371
Balanced Portfolio — Service Shares	57,676.176	1,351,539	1,455,747
Growth Portfolio — Service Shares	13,008.082	230,336	258,080
International Growth Portfolio — Service Shares	0.364	10	10
Risk-Managed Core Portfolio — Service Shares	7.483	107	102
Worldwide Growth Portfolio — Service Shares	7,368.003	185,317	196,136
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	8,209.838	99,345	113,542
AMT Guardian Portfolio — Class S	8,837.951	128,030	143,175
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	9,401.086	323,134	345,302
Global Securities — VA Service Class	10,441.741	254,857	306,256
Main Street Fund — VA Service Class	718.540	14,891	14,874
Main Street Small Cap — VA Service Class	30,628.404	416,853	489,136
Balanced Fund — VA Service Class	21,123.435	325,979	364,590
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	7,886.742	117,490	140,226
Mid Cap Value Portfolio	59,493.128	879,008	1,017,332
Select Value Portfolio	20,505.562	263,829	285,232
Technology & Communications Portfolio	66,461.903	142,617	154,192
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	94,190.344	772,637	791,199
Real Return Portfolio — Administrative Class	254,801.116	3,191,201	3,292,030
Total Return Portfolio — Administrative Class	91,084.583	940,882	957,299
Rydex Variable Trust:
Sector Rotation Fund	13,360.162	137,085	149,099
Strong Funds:
Mid Cap Growth Fund II	16,098.459	207,421	263,371
Opportunity Fund II — Advisor Series	25,693.996	474,012	572,205
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	25,693.373	292,070	297,015
Mid Cap Value Portfolio	18,223.307	257,666	309,614
U.S. Real Estate Portfolio	76,192.925	1,296,523	1,560,431
Value Portfolio	21,003.250	279,094	312,528

Total cost		$20,132,206

Total assets			$22,069,076
Payable due to the General Account (Note 4)			(30)

Net assets			$22,069,106

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2004

			Market
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued) :
AIM Variable Insurance Funds.:
Capital Development Fund — Series II - 1.40% series contract	7,531.439	$14.085962	$106,088
Capital Development Fund — Series II - 1.50% series contract	43.745	14.052139	615
Capital Development Fund — Series II - 1.65% series contract	2,478.483	14.001500	34,702
Capital Development Fund — Series II - 1.70% series contract	1,315.962	13.984768	18,403
Capital Development Fund — Series II - 1.80% series contract	65.474	13.951134	913
Core Equity Fund - 1.40% series contract	13,141.484	11.940962	156,922
Core Equity Fund - 1.65% series contract	1,807.495	11.869358	21,454
Core Equity Fund - 1.70% series contract	444.074	11.855177	5,265
Core Equity Fund - 1.80% series contract	2,553.288	11.826666	30,197
Financial Services Fund - 1.40% series contract	7,185.229	13.034092	93,653
Financial Services Fund - 1.65% series contract	1,132.734	12.955934	14,676
Financial Services Fund - 1.70% series contract	751.456	12.940442	9,724
Government Securities Fund — Series II - 1.40% series contract	13,498.822	10.387340	140,217
Government Securities Fund — Series II - 1.65% series contract	1,993.882	10.325051	20,587
Government Securities Fund — Series II - 1.70% series contract	1,029.452	10.312695	10,616
Health Sciences Fund - 1.40% series contract	18,980.246	12.497716	237,210
Health Sciences Fund - 1.65% series contract	1,933.827	12.422775	24,023
Health Sciences Fund - 1.70% series contract	3,318.892	12.407911	41,181
Health Sciences Fund - 1.80% series contract	60.719	12.378062	752
Mid Cap Core Equity Fund — Series II - 1.40% series contract	9,428.947	13.891676	130,984
Mid Cap Core Equity Fund — Series II - 1.65% series contract	1,507.535	13.808384	20,817
Mid Cap Core Equity Fund — Series II - 1.70% series contract	159.512	13.791869	2,200
Small Cap Equity Fund — Series II - 1.40% series contract	9.860	10.176734	100
Small Cap Growth Fund - 1.40% series contract	11,320.303	14.562890	164,856
Small Cap Growth Fund - 1.65% series contract	3,798.680	14.475591	54,988
Small Cap Growth Fund - 1.70% series contract	768.150	14.458288	11,106
Small Cap Growth Fund - 1.80% series contract	383.943	14.423512	5,538
Utilities Fund — Series II - 1.40% series contract	3,448.464	11.799746	40,691
Utilities Fund — Series II - 1.65% series contract	2,006.527	11.779537	23,636
Utilities Fund — Series II - 1.70% series contract	1,178.139	11.775494	13,873
American Century Investments:
Large Company Value — Class II - 1.40% series contract	9.860	10.362008	102
Mid Cap Value — Class II - 1.40% series contract	11.390	10.530944	120
Mid Cap Value — Class II - 1.65% series contract	759.795	10.528682	8,000
Ultra — Class II - 1.40% series contract	9.850	10.377323	102
Ultra — Class II - 1.65% series contract	769.523	10.375090	7,984
Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares - 1.40% series contract	27,280.049	11.713889	319,555
Appreciation Portfolio — Service Shares - 1.50% series contract	97.504	11.685755	1,139
Appreciation Portfolio — Service Shares - 1.65% series contract	5,568.564	11.643677	64,839
Appreciation Portfolio — Service Shares - 1.70% series contract	5,662.663	11.629727	65,855
Appreciation Portfolio — Service Shares - 1.80% series contract	1,654.344	11.601742	19,193
Money Market Portfolio - 1.40% series contract	214,563.135	0.986328	211,630
Money Market Portfolio - 1.65% series contract	8,614.595	0.980155	8,444
Money Market Portfolio - 1.70% series contract	18,326.872	0.979129	17,944
Money Market Portfolio - 1.80% series contract	3,275.845	0.976603	3,199
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares - 1.40% series contract	7,235.683	12.164604	88,019
Socially Responsible Growth Fund, Inc — Service Shares - 1.65% series contract	2,371.868	12.091635	28,680
Socially Responsible Growth Fund, Inc — Service Shares - 1.70% series contract	3,558.807	12.077187	42,980
Stock Index Fund — Service Shares - 1.40% series contract	400,650.452	13.255133	5,310,675
Stock Index Fund — Service Shares - 1.65% series contract	35,032.754	13.175650	461,579
Stock Index Fund — Service Shares - 1.70% series contract	5,444.191	13.159884	71,645
Stock Index Fund — Service Shares - 1.80% series contract	1,701.167	13.128249	22,333

The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2004

			Market
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued) :
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares - 1.40% series contract	5,249.290	$15.313707	$80,386
Mid Cap Growth Portfolio — Service Shares - 1.65% series contract	509.632	15.221890	7,758
Mid Cap Growth Portfolio — Service Shares - 1.70% series contract	113.639	15.203686	1,728
Mid Cap Growth Portfolio — Service Shares - 1.80% series contract	32.981	15.167133	500
Balanced Portfolio — Service Shares - 1.40% series contract	71,391.016	11.846272	845,717
Balanced Portfolio — Service Shares - 1.65% series contract	41,765.259	11.775254	491,797
Balanced Portfolio — Service Shares - 1.70% series contract	5,803.740	11.761156	68,259
Balanced Portfolio — Service Shares - 1.80% series contract	3,637.148	11.732846	42,674
Balanced Portfolio — Service Shares - 1.90% series contract	623.619	11.704706	7,299
Growth Portfolio — Service Shares - 1.40% series contract	10,812.813	12.652132	136,805
Growth Portfolio — Service Shares - 1.50% series contract	93.119	12.621742	1,175
Growth Portfolio — Service Shares - 1.65% series contract	4,052.962	12.576259	50,971
Growth Portfolio — Service Shares - 1.70% series contract	5,503.379	12.561213	69,129
International Growth Portfolio -Service Shares - 1.40% service contract	0.940	10.440624	10
Risk-Managed Core Portfolio — Service Shares - 1.40% service contract	9.910	10.257083	102
Worldwide Growth Portfolio — Service Shares - 1.40% series contract	8,359.595	11.714601	97,929
Worldwide Growth Portfolio — Service Shares - 1.65% series contract	7,101.524	11.644337	82,693
Worldwide Growth Portfolio — Service Shares - 1.70% series contract	1,333.949	11.630396	15,514
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S - 1.40% series contract	6,767.693	13.431931	90,903
AMT Fasciano Portfolio — Class S - 1.65% series contract	632.528	13.351418	8,445
AMT Fasciano Portfolio — Class S - 1.70% series contract	997.363	13.335440	13,300
AMT Fasciano Portfolio — Class S - 1.80% series contract	67.166	13.303370	894
AMT Guardian Portfolio — Class S - 1.40% series contract	7,813.723	13.971622	109,170
AMT Guardian Portfolio — Class S - 1.65% series contract	2,147.237	13.887835	29,820
AMT Guardian Portfolio — Class S - 1.70% series contract	301.653	13.871223	4,184
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class - 1.40% series contract	16,353.615	13.309588	217,660
Capital Appreciation — VA Service Class - 1.65% series contract	8,338.446	13.229804	110,316
Capital Appreciation — VA Service Class - 1.70% series contract	881.690	13.213969	11,651
Capital Appreciation — VA Service Class - 1.80% series contract	430.725	13.182196	5,678
Global Securities — VA Service Class - 1.40% series contract	12,682.808	15.511618	196,731
Global Securities — VA Service Class - 1.50% series contract	40.571	15.474350	628
Global Securities — VA Service Class - 1.65% series contract	5,085.174	15.418627	78,406
Global Securities — VA Service Class - 1.70% series contract	819.990	15.400196	12,628
Global Securities — VA Service Class - 1.80% series contract	1,162.767	15.363167	17,864
Main Street Fund — VA Service Class - 1.40% service contract	190.441	10.347969	1,971
Main Street Fund — VA Service Class - 1.65% service contract	1,247.178	10.345742	12,903
Main Street Small Cap — VA Service Class - 1.40% series contract	17,182.645	15.917104	273,498
Main Street Small Cap — VA Service Class - 1.65% series contract	9,658.659	15.821683	152,816
Main Street Small Cap — VA Service Class - 1.70% series contract	2,127.455	15.802780	33,620
Main Street Small Cap — VA Service Class - 1.80% series contract	1,852.324	15.764794	29,202
Balanced Fund — VA Service Class - 1.40% series contract	9,737.840	13.544122	131,890
Balanced Fund — VA Service Class - 1.50% series contract	86.278	13.511568	1,166
Balanced Fund — VA Service Class - 1.65% series contract	16,454.602	13.462894	221,527
Balanced Fund — VA Service Class - 1.70% series contract	744.297	13.446792	10,008
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio - 1.40% series contract	6,168.429	12.982856	80,084
Large Cap Growth Portfolio - 1.65% series contract	1,433.969	12.905007	18,505
Large Cap Growth Portfolio - 1.70% series contract	3,170.906	12.889577	40,872
Large Cap Growth Portfolio - 1.80% series contract	59.461	12.858569	765
Mid Cap Value Portfolio - 1.40% series contract	49,875.872	15.362687	766,227
Mid Cap Value Portfolio - 1.65% series contract	15,232.224	15.270578	232,605
Mid Cap Value Portfolio - 1.70% series contract	1,117.201	15.252308	17,040
Mid Cap Value Portfolio - 1.80% series contract	95.984	15.215643	1,460
Select Value Portfolio - 1.40% series contract	16,792.745	11.085470	186,155
Select Value Portfolio - 1.65% series contract	6,341.041	11.018992	69,872
Select Value Portfolio - 1.70% series contract	2,653.564	11.005821	29,205
Technology & Communications Portfolio - 1.40% series contract	9,895.303	13.193505	130,554
Technology & Communications Portfolio - 1.65% series contract	1,359.079	13.114398	17,824
Technology & Communications Portfolio - 1.70% series contract	140.419	13.098723	1,839
Technology & Communications Portfolio - 1.80% series contract	304.205	13.067227	3,975

The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2004

			Market
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued) :
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class - 1.40% series contract	30,938.324	$14.314467	$442,866
High Yield Portfolio — Administrative Class - 1.65% series contract	21,071.313	14.228635	299,816
High Yield Portfolio — Administrative Class - 1.70% series contract	3,413.870	14.211622	48,517
Real Return Portfolio — Administrative Class - 1.40% series contract	212,435.756	12.315751	2,616,306
Real Return Portfolio — Administrative Class - 1.50% series contract	885.654	12.286154	10,881
Real Return Portfolio — Administrative Class - 1.65% series contract	47,186.289	12.241896	577,650
Real Return Portfolio — Administrative Class - 1.70% series contract	3,153.008	12.227244	38,553
Real Return Portfolio — Administrative Class - 1.80% series contract	3,987.673	12.197832	48,641
Total Return Portfolio — Administrative Class - 1.40% series contract	49,236.730	11.219548	552,414
Total Return Portfolio — Administrative Class - 1.65% series contract	33,118.854	11.152252	369,350
Total Return Portfolio — Administrative Class - 1.70% series contract	2,872.010	11.138904	31,991
Total Return Portfolio — Administrative Class - 1.80% series contract	318.967	11.112118	3,544
Rydex Variable Trust:
Sector Rotation Fund - 1.40% series contract	8,231.520	12.663409	104,239
Sector Rotation Fund - 1.65% series contract	1,519.644	12.587490	19,129
Sector Rotation Fund - 1.70% series contract	2,046.685	12.572438	25,732
Strong Funds:
Mid Cap Growth Fund II - 1.40% series contract	9,650.571	14.631350	141,201
Mid Cap Growth Fund II - 1.65% series contract	3,032.955	14.543627	44,110
Mid Cap Growth Fund II - 1.70% series contract	5,316.045	14.526233	77,222
Mid Cap Growth Fund II - 1.80% series contract	57.822	14.491288	838
Opportunity Fund II — Advisor Series - 1.40% series contract	30,542.274	15.168952	463,294
Opportunity Fund II — Advisor Series - 1.65% series contract	5,276.302	15.078013	79,556
Opportunity Fund II — Advisor Series - 1.70% series contract	550.215	15.059982	8,286
Opportunity Fund II — Advisor Series - 1.80% series contract	1,402.322	15.023785	21,068
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio - 1.40% series contract	20,630.284	10.932545	225,542
Core Plus Fixed Income Portfolio - 1.65% series contract	5,301.822	10.866970	57,615
Core Plus Fixed Income Portfolio - 1.70% series contract	935.724	10.853972	10,156
Core Plus Fixed Income Portfolio - 1.95% series contract	343.232	10.788939	3,703
Mid Cap Value Portfolio - 1.40% series contract	15,429.105	15.170153	234,062
Mid Cap Value Portfolio - 1.65% series contract	2,855.043	15.079175	43,052
Mid Cap Value Portfolio - 1.70% series contract	2,028.630	15.061160	30,554
Mid Cap Value Portfolio - 1.80% series contract	129.564	15.024944	1,947
U.S. Real Estate Portfolio - 1.40% series contract	72,839.701	17.330026	1,262,314
U.S. Real Estate Portfolio - 1.65% series contract	12,918.365	17.226169	222,534
U.S. Real Estate Portfolio - 1.70% series contract	4,205.965	17.205566	72,366
U.S. Real Estate Portfolio - 1.80% series contract	187.448	17.164194	3,217
Value Portfolio - 1.40% series contract	9,891.910	14.656386	144,980
Value Portfolio - 1.50% series contract	40.745	14.621169	596
Value Portfolio - 1.65% series contract	9,759.388	14.568529	142,180
Value Portfolio - 1.70% series contract	1,702.469	14.551085	24,773
Net assets attributable to variable annuity contract holders			22,069,106

Net assets			$22,069,106

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Insurance Funds.:
Capital Development Fund — Series II	$0	$1,629	$(1,629)	$1,882	$0	$17,613	$19,495	$17,866
Core Equity Fund	1,782	2,654	(872)	2,235	0	4,507	6,742	5,870
Financial Services Fund	845	1,185	(340)	7,066	0	(579)	6,487	6,147
Global Utilities Fund — Series II	1,136	148	988	1,238	0	(2,304)	(1,066)	(78)
Government Securities Fund — Series II	5,644	2,366	3,278	(322)	0	(941)	(1,263)	2,015
Health Sciences Fund	0	3,092	(3,092)	7,919	0	10,265	18,184	15,092
Mid Cap Core Equity Fund — Series II	3,327	1,333	1,994	757	2,932	7,417	11,106	13,100
Small Cap Equity Fund — Series II (*)	0	0	0	0	0	0	0	0
Small Cap Growth Fund	0	1,401	(1,401)	2,074	0	22,291	24,365	22,964
Utilities Fund — Series II (**)	0	521	(521)	154	0	11,173	11,327	10,806
American Century Investments:
Large Company Value — Class II (*)	1	0	1	0	0	2	2	3
Mid Cap Value — Class II (*)	0	0	0	0	0	4	4	4
Ultra — Class II (*)	0	0	0	0	0	(13)	(13)	(13)
Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	6,382	5,385	997	9,384	0	4,519	13,903	14,900
Money Market Portfolio	2,225	3,899	(1,674)	0	0	0	0	(1,674)
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares	234	1,643	(1,409)	716	0	7,474	8,190	6,781
Stock Index Fund — Service Shares	73,654	65,765	7,889	92,473	0	306,084	398,557	406,446
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares	0	1,106	(1,106)	6,083	0	5,685	11,768	10,662
Balanced Portfolio — Service Shares	29,058	17,000	12,058	10,643	0	61,843	72,486	84,544
Growth Portfolio — Service Shares	0	2,399	(2,399)	3,249	0	9,891	13,140	10,741
International Growth Portfolio — Service Shares (*)	0	0	0	0	0	0	0	0
Risk-Managed Core Portfolio — Service Shares (*)	1	0	1	0	6	(5)	1	2
Worldwide Growth Portfolio — Service Shares	1,641	2,188	(547)	2,413	0	585	2,998	2,451
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	0	1,066	(1,066)	1,597	260	7,781	9,638	8,572
AMT Guardian Portfolio — Class S	0	1,059	(1,059)	2,161	0	13,360	15,521	14,462
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	213	2,666	(2,453)	5,578	0	13,959	19,537	17,084
Global Securities — VA Service Class	1,254	2,493	(1,239)	7,480	0	31,248	38,728	37,489
Main Street Fund — VA Service Class (*)	0	2	(2)	0	0	(18)	(18)	(20)
Main Street Small Cap — VA Service Class	0	4,095	(4,095)	9,217	0	56,774	65,991	61,896
Balanced Fund — VA Service Class	1,643	3,990	(2,347)	5,279	0	22,511	27,790	25,443
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	0	1,727	(1,727)	1,238	0	9,591	10,829	9,102
Mid Cap Value Portfolio	0	7,471	(7,471)	5,150	9,526	106,075	120,751	113,280
Select Value Portfolio	3,337	2,484	853	766	0	4,008	4,774	5,627
Technology & Communications Portfolio	0	1,378	(1,378)	6,041	0	3,905	9,946	8,568
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	22,371	5,250	17,121	994	0	12,646	13,640	30,761
Real Return Portfolio — Administrative Class	127,486	39,796	87,690	21,356	2,037	75,262	98,655	186,345
Total Return Portfolio — Administrative Class	22,071	13,386	8,685	9,715	7,980	6,275	23,970	32,655
Rydex Variable Trust:
Sector Rotation Fund	0	1,576	(1,576)	5,601	0	5,234	10,835	9,259
Strong Funds:
Mid Cap Growth Fund II	0	2,528	(2,528)	4,582	0	30,017	34,599	32,071
Opportunity Fund II — Advisor Series	0	5,698	(5,698)	5,402	0	65,517	70,919	65,221
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	10,208	3,744	6,464	912	0	(69)	843	7,307
Mid Cap Value Portfolio	55	3,503	(3,448)	16,001	0	21,015	37,016	33,568
U.S. Real Estate Portfolio	13,941	10,428	3,513	26,632	10,162	208,857	245,651	249,164
Value Portfolio	2,394	2,517	(123)	4,808	3,426	25,103	33,337	33,214

Totals	$330,903	$230,571	$100,332	$288,474	$36,329	$1,184,562	$1,509,365	$1,609,697

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.
(*) Period from December 1, 2004 (commencement of operations) to December 31, 2004.
(**) Period from April 29, 2004 (commencement of operations) to December 31, 2004.

6

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2004

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers
		Gain (Loss)		Appreciation	(Decrease)			To -(From)	Net Increase	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	in Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds.:
Capital Development Fund — Series II	$(1,629)	$1,882	$0	$17,613	$17,866	$71,213	$3,577	$5,465	$73,101	$90,967	$69,754	$160,721
Core Equity Fund	(872)	2,235	0	4,507	5,870	67,745	4,617	3,889	67,017	72,887	140,951	213,838
Financial Services Fund	(340)	7,066	0	(579)	6,147	67,007	5,359	27	61,675	67,822	50,231	118,053
Global Utilities Fund — Series II	988	1,238	0	(2,304)	(78)	10,277	87	(34,896)	(24,706)	(24,784)	24,784	0
Government Securities Fund — Series II	3,278	(322)	0	(941)	2,015	77,823	18,034	(11,314)	48,475	50,490	120,930	171,420
Health Sciences Fund	(3,092)	7,919	0	10,265	15,092	180,590	17,562	(12,205)	150,823	165,915	137,251	303,166
Mid Cap Core Equity Fund — Series II	1,994	757	2,932	7,417	13,100	64,254	386	11,648	75,516	88,616	65,385	154,001
Small Cap Equity Fund — Series II (*)	0	0	0	0	0	0	0	100	100	100	0	100
Small Cap Growth Fund	(1,401)	2,074	0	22,291	22,964	84,754	853	71,635	155,536	178,500	57,988	236,488
Utilities Fund — Series II (**)	(521)	154	0	11,173	10,806	25,463	828	42,759	67,394	78,200	0	78,200
American Century Investments:
Large Company Value — Class II (*)	1	0	0	2	3	0	0	99	99	102	0	102
Mid Cap Value — Class II (*)	0	0	0	4	4	8,016	0	100	8,116	8,120	0	8,120
Ultra — Class II (*)	0	0	0	(13)	(13)	8,000	0	99	8,099	8,086	0	8,086
Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	997	9,384	0	4,519	14,900	186,899	6,803	(12,595)	167,501	182,401	288,180	470,581
Money Market Portfolio	(1,674)	0	0	0	(1,674)	86,005	20,403	(38,976)	26,626	24,952	216,265	241,217
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares	(1,409)	716	0	7,474	6,781	87,820	1,200	56	86,676	93,457	66,222	159,679
Stock Index Fund — Service Shares	7,889	92,473	0	306,084	406,446	3,182,099	168,293	(127,557)	2,886,249	3,292,695	2,573,537	5,866,232
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares	(1,106)	6,083	0	5,685	10,662	45,183	492	(7,686)	37,005	47,667	42,705	90,372
Balanced Portfolio — Service Shares	12,058	10,643	0	61,843	84,544	637,450	48,450	(24,879)	564,121	648,665	807,081	1,455,746
Growth Portfolio — Service Shares	(2,399)	3,249	0	9,891	10,741	155,049	2,548	(9,731)	142,770	153,511	104,569	258,080
International Growth Portfolio — Service Shares (*)	0	0	0	0	0	10	0	0	10	10	0	10
Risk-Managed Core Portfolio — Service Shares (*)	1	0	6	(5)	2	0	0	100	100	102	0	102
Worldwide Growth Portfolio — Service Shares	(547)	2,413	0	585	2,451	52,547	1,589	63,295	114,253	116,704	79,432	196,136
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	(1,066)	1,597	260	7,781	8,572	58,311	1,494	(1,029)	55,788	64,360	49,182	113,542
AMT Guardian Portfolio — Class S	(1,059)	2,161	0	13,360	14,462	97,314	2,063	12,203	107,454	121,916	21,258	143,174
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	(2,453)	5,578	0	13,959	17,084	198,286	3,714	59,754	254,326	271,410	73,895	345,305
Global Securities — VA Service Class	(1,239)	7,480	0	31,248	37,489	177,413	8,354	8,431	177,490	214,979	91,278	306,257
Main Street Fund — VA Service Class (*)	(2)	0	0	(18)	(20)	14,793	0	101	14,894	14,874	0	14,874
Main Street Small Cap — VA Service Class	(4,095)	9,217	0	56,774	61,896	261,781	4,819	72,394	329,356	391,252	97,884	489,136
Balanced Fund — VA Service Class	(2,347)	5,279	0	22,511	25,443	233,949	5,367	(12,749)	215,833	241,276	123,315	364,591
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	(1,727)	1,238	0	9,591	9,102	30,080	1,765	8,366	36,681	45,783	94,443	140,226
Mid Cap Value Portfolio	(7,471)	5,150	9,526	106,075	113,280	619,377	8,504	66,117	676,990	790,270	227,062	1,017,332
Select Value Portfolio	853	766	0	4,008	5,627	62,529	2,022	91,800	152,307	157,934	127,298	285,232
Technology & Communications Portfolio	(1,378)	6,041	0	3,905	8,568	79,131	5,943	1,462	74,650	83,218	70,974	154,192
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	17,121	994	0	12,646	30,761	563,712	1,477	40,364	602,599	633,360	157,839	791,199
Real Return Portfolio — Administrative Class	87,690	21,356	2,037	75,262	186,345	1,643,925	227,596	(21,464)	1,394,865	1,581,210	1,710,821	3,292,031
Total Return Portfolio — Administrative Class	8,685	9,715	7,980	6,275	32,655	343,569	32,125	(400,979)	(89,535)	(56,880)	1,014,179	957,299
Rydex Variable Trust:
Sector Rotation Fund	(1,576)	5,601	0	5,234	9,259	86,445	2,279	3,455	87,621	96,880	52,220	149,100
Strong Funds:
Mid Cap Growth Fund II	(2,528)	4,582	0	30,017	32,071	97,844	974	(7,124)	89,746	121,817	141,554	263,371
Opportunity Fund II — Advisor Series	(5,698)	5,402	0	65,517	65,221	228,497	5,832	38,669	261,334	326,555	245,649	572,204
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	6,464	912	0	(69)	7,307	89,256	12,471	(16,618)	60,167	67,474	229,542	297,016
Mid Cap Value Portfolio	(3,448)	16,001	0	21,015	33,568	134,694	13,301	(21,890)	99,503	133,071	176,544	309,615
U.S. Real Estate Portfolio	3,513	26,632	10,162	208,857	249,164	903,946	23,574	39,060	919,432	1,168,596	391,835	1,560,431
Value Portfolio	(123)	4,808	3,426	25,103	33,214	199,392	3,696	6,776	202,472	235,686	76,843	312,529

Totals	$100,332	$288,474	$36,329	$1,184,562	$1,609,697	$11,222,448	$668,451	$(113,468)	$10,440,529	$12,050,226	$10,018,880	$22,069,106

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.
(*) Period from December 1, 2004 (commencement of operations) to December 31, 2004.
(**) Period from April 29, 2004 (commencement of operations) to December 31, 2004.
7

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers
		Gain (Loss)		Appreciation	(Decrease)			To (From)	Net Increase	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	in Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds.:
Capital Development Fund — Series II	(406)	$225	$0	$9,898	$9,717	$56,478	$402	$3,691	$59,767	$69,484	$270	$69,754
Global Utilities Fund — Series II	582	16	0	2,305	2,903	20,772	4	(567)	20,201	23,104	1,680	24,784
Government Securities Fund — Series II	1,720	70	41	(1,673)	158	123,150	469	(3,668)	119,013	119,171	1,759	120,930
Mid Cap Core Equity Fund — Series II	(404)	308	376	6,574	6,854	44,941	17	4,849	49,773	56,627	8,758	65,385
Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	1,020	21	0	29,343	30,384	190,693	947	38,258	228,004	258,388	29,792	288,180
Money Market Portfolio	(646)	0	0	0	(646)	299,569	5	(83,229)	216,335	215,689	576	216,265
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares	(640)	1,715	0	9,578	10,653	43,637	20	3,801	47,418	58,071	8,151	66,222
Stock Index Fund — Service Shares	275	5,636	0	230,724	236,635	1,212,668	30,232	1,104,449	2,286,885	2,523,520	50,017	2,573,537
Invesco Variable Investment Funds, Inc.:
Core Equity Fund	362	619	0	13,157	14,138	69,109	1,413	29,883	97,579	111,717	29,234	140,951
Financial Services Fund	(198)	20	0	8,469	8,291	31,164	439	4,247	34,972	43,263	6,968	50,231
Health Sciences Fund	(968)	(60)	0	19,910	18,882	104,680	749	5,631	109,562	128,444	8,807	137,251
Small Cap Growth Fund	(249)	50	0	3,878	3,679	26,954	201	23,585	50,338	54,017	3,971	57,988
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares	(188)	6	0	4,289	4,107	38,037	0	1	38,038	42,145	560	42,705
Balanced Portfolio — Service Shares	4,366	5,187	0	42,585	52,138	640,735	13,702	39,106	666,139	718,277	88,804	807,081
Growth Portfolio — Service Shares	(803)	339	0	17,877	17,413	69,933	0	6,526	76,459	93,872	10,697	104,569
Worldwide Growth Portfolio — Service Shares	(264)	648	0	9,863	10,247	59,197	3,699	(2,640)	52,858	63,105	16,327	79,432
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	(334)	430	20	6,399	6,515	37,768	384	1,690	39,074	45,589	3,593	49,182
AMT Guardian Portfolio — Class S	(78)	425	0	1,800	2,147	20,451	0	(2,190)	18,261	20,408	850	21,258
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	(354)	35	0	8,229	7,910	56,951	27	7,554	64,478	72,388	1,507	73,895
Global Securities — VA Service Class	(513)	298	0	20,320	20,105	37,709	622	11,415	48,502	68,607	22,671	91,278
Main Street Small Cap — VA Service Class	(691)	3,114	0	15,587	18,010	77,935	3,962	1,690	75,663	93,673	4,211	97,884
Multiple Strategies — VA Service Class	368	482	0	14,789	15,639	80,513	2,613	523	78,423	94,062	29,253	123,315
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	(690)	11	0	13,249	12,570	58,408	333	21,768	79,843	92,413	2,030	94,443
Mid Cap Value Portfolio	(1,641)	7,151	0	31,934	37,444	147,083	3,886	14,811	158,008	195,452	31,610	227,062
Select Value Portfolio	1,485	355	0	16,806	18,646	92,534	6	(1,050)	91,478	110,124	17,174	127,298
Technology & Communications Portfolio	(343)	111	0	7,798	7,566	52,662	0	5,039	57,701	65,267	5,707	70,974
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	3,274	261	0	5,702	9,237	89,557	0	56,014	145,571	154,808	3,031	157,839
Real Return Portfolio — Administrative Class	(1,488)	478	32,485	24,379	55,854	1,980,378	27,486	(377,274)	1,575,618	1,631,472	79,349	1,710,821
Total Return Portfolio — Administrative Class	8,876	(9,654)	7,540	9,176	15,938	1,831,696	25,404	(920,590)	885,702	901,640	112,539	1,014,179
Rydex Variable Trust:
Sector Rotation Fund	(376)	87	0	6,833	6,544	37,917	341	6,327	43,903	50,447	1,773	52,220
Strong Funds:
Mid Cap Growth Fund II	(1,397)	485	0	26,045	25,133	80,501	9,986	26,025	96,540	121,673	19,881	141,554
Opportunity Fund II — Advisor Series	(1,358)	(700)	0	32,991	30,933	132,159	567	49,782	181,374	212,307	33,342	245,649
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	(1,024)	79	0	6,097	5,152	165,290	9,049	(7,224)	149,017	154,169	75,373	229,542
Mid Cap Value Portfolio	(1,275)	99	0	30,991	29,815	75,587	10,296	42,306	107,597	137,412	39,132	176,544
U.S. Real Estate Portfolio	(2,390)	1,526	0	56,165	55,301	238,738	1,378	73,078	310,438	365,739	26,096	391,835
Value Portfolio	(407)	1,875	0	8,314	9,782	61,966	6,806	10,700	65,860	75,642	1,201	76,843

Totals	$3,203	$21,748	$40,462	$750,381	$815,794	$8,387,520	$155,445	$194,317	$8,426,392	$9,242,186	$778,694	$10,018,880

The accompanying notes are an integral part of these financial statements.

8

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS
December 31, 2004

(1)     GENERAL

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2004, the following investment options were available:

AIM Variable Insurance Funds:
     • Capital Development Fund – Series II
     • Core Equity Fund
     • Financial Services Fund
     • Government Securities Fund – Series II
     • Health Sciences Fund
     • Mid Cap Core Equity Fund – Series II
     • Small Cap Equity Fund – Series II
     • Small Cap Growth Fund
     • Utilities Fund – Series II
American Century Investments:
     • Vista — Class I
     • Large Company Value – Class II
     • Mid Cap Value – Class II
     • Ultra – Class II
The Dreyfus Variable Investment Fund:
     • Appreciation Portfolio – Service Shares
     • Money Market Portfolio
Dreyfus Funds:
     • Socially Responsible Growth Fund, Inc. – Service Shares
     • Stock Index Fund – Service Shares
Janus Aspen Series:
     • Mid Cap Growth Portfolio – Service Shares
     • Balanced Portfolio – Service Shares
     • Growth Portfolio – Service Shares
     • International Growth Portfolio – Service Shares
     • Risk-Managed Core Portfolio – Service Shares
     • Worldwide Growth Portfolio – Service Shares
Neuberger Berman Advisors Management Trust:
     • AMT Fasciano Portfolio – Class S
     • AMT Guardian Portfolio – Class S

9

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

Oppenheimer Variable Account Funds:
     • Capital Appreciation – VA Service Class
     • Global Securities – VA Service Class
     • Main Street Fund – VA Service Class
     • Main Street Small Cap – VA Service Class
     • Balanced Fund – VA Service Class
PBHG Insurance Series Fund, Inc.:
     • Large Cap Growth Portfolio
     • Mid Cap Value Portfolio
     • Select Value Portfolio
     • Technology & Communications Portfolio
PIMCO Variable Insurance Trust:
     • High Yield Portfolio – Administrative Class
     • Real Return Portfolio – Administrative Class
     • Total Return Portfolio – Administrative Class
Rydex Variable Trust:
     • Sector Rotation Fund
Strong Funds:
     • Mid Cap Growth Fund II
     • Opportunity Fund II – Advisor Series
The Van Kampen Universal Institutional Funds, Inc.:
     • Core Plus Fixed Income Portfolio – Class 1
     • Mid Cap Value Portfolio – Class 1
     • U.S. Real Estate Portfolio – Class 1
     • Value Portfolio – Class 1

The following sub-accounts were added to the Separate Account effective December 31, 2004: AIM Small Cap Equity Fund – Series II, American Century Vista – Class I, American Century Large Company Value – Class II, American Century Mid Cap Value – Class II, American Century Ultra – Class II, Janus International Growth Portfolio – Service Shares, Janus Risk-Managed Core Portfolio – Service Shares, and Oppenheimer Main Street Fund – VA Service Class. AIM Utilities Fund – Series II was added to the Separate Account effective April 29, 2004.

AIM Global Utilities Fund – Series II was deleted from the Separate Account effective April 29, 2004.

The following sub-accounts underwent name changes as a result of the merger between AIM Funds and Invesco Funds: Invesco Core Equity Fund became AIM Core Equity Fund, Invesco Financial Services Fund became AIM Financial Services Fund, Invesco Health Sciences Fund became AIM Health Sciences Fund, and Invesco Small Company Growth Fund became AIM Small Company Growth Fund.

10

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Investments

Investments are valued using the net asset value of the respective portfolios, which value their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-distribution date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

11

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(3)     PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended December 31, 2004 are as follows:

	2004
	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds.:
Capital Development Fund — Series II	$77,158	$5,685
Core Equity Fund	77,968	11,824
Financial Services Fund	90,480	29,146
Government Securities Fund — Series II	213,216	161,463
Health Sciences Fund	182,316	34,587
Mid Cap Core Equity Fund — Series II	83,692	3,251
Small Cap Equity Fund — Series II	100	0
Small Cap Growth Fund	162,231	8,097
Utilities Fund — Series II	81,542	38,408
American Century Investments:
Vista — Class I	0	0
Large Company Value — Class II	101	0
Mid Cap Value — Class II	8,116	0
Ultra — Class II	8,100	0
Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	218,987	50,488
Money Market Portfolio	488,560	463,607
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares	88,679	3,412
Stock Index Fund — Service Shares	3,554,217	660,078
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares	117,193	81,294
Balanced Portfolio — Service Shares	663,049	86,870
Growth Portfolio — Service Shares	153,980	13,609
International Growth Portfolio — Service Shares	10	0
Risk-Managed Core Portfolio — Service Shares	107	0
Worldwide Growth Portfolio — Service Shares	125,490	11,783
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	60,808	5,827
AMT Guardian Portfolio — Class S	120,664	14,268
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	355,883	104,010
Global Securities — VA Service Class	202,953	26,703
Main Street Fund — VA Service Class	14,892	1
Main Street Small Cap — VA Service Class	357,648	32,389
Balanced Fund — VA Service Class	238,214	24,730
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	39,836	4,883
Mid Cap Value Portfolio	698,227	19,181
Select Value Portfolio	158,372	5,212
Technology & Communications Portfolio	103,982	30,709
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	672,526	52,806
Real Return Portfolio — Administrative Class	2,006,230	521,636
Total Return Portfolio — Administrative Class	326,496	399,366
Rydex Variable Trust:
Sector Rotation Fund	129,752	43,709
Strong Funds:
Mid Cap Growth Fund II	103,428	16,210
Opportunity Fund II — Advisor Series	271,835	16,198
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	99,428	32,798
Mid Cap Value Portfolio’	148,085	52,031
U.S. Real Estate Portfolio	1,017,200	84,093
Value Portfolio	231,902	26,128

Total	$13,753,653	$3,176,490

12

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(4)     DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2004:

1.95% Series Contracts	$72
1.90% Series Contracts	72
1.80% Series Contracts	4,128
1.70% Series Contracts	14,049
1.65% Series Contracts	46,360
1.50% Series Contracts	226
1.40% Series Contracts	165,664

$230,571

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $30 per contract. These fees totaled $5,160 for the year ended December 31, 2004.

(5)     OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

13

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

(6) CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	12/31/2003	Purchased	Redeemed	12/31/2004
AIM Variable Insurance Funds.:
Capital Development Fund — Series II - 1.40% series contract	2,822.119	5,293.509	584.189	7,531.439
Capital Development Fund — Series II - 1.50% series contract	0.000	43.837	0.092	43.745
Capital Development Fund — Series II - 1.65% series contract	1,463.141	1,015.342	0.000	2,478.483
Capital Development Fund — Series II - 1.70% series contract	1,315.962	0.000	0.000	1,315.962
Capital Development Fund — Series II - 1.80% series contract	38.011	27.463	0.000	65.474
Core Equity Fund - 1.40% series contract	8,255.250	6,154.542	1,268.308	13,141.484
Core Equity Fund - 1.65% series contract	1,085.784	857.599	135.888	1,807.495
Core Equity Fund - 1.70% series contract	371.923	72.670	0.519	444.074
Core Equity Fund - 1.80% series contract	2,377.827	175.461	0.000	2,553.288
Financial Services Fund - 1.40% series contract	2,896.565	6,537.718	2,249.054	7,185.229
Financial Services Fund - 1.65% series contract	223.534	941.716	32.516	1,132.734
Financial Services Fund - 1.70% series contract	1,014.635	23.326	286.505	751.456
Government Securities Fund — Series II - 1.40% series contract	10,429.013	19,376.784	16,306.975	13,498.822
Government Securities Fund — Series II - 1.65% series contract	859.713	1,171.825	37.656	1,993.882
Government Securities Fund — Series II - 1.70% series contract	455.519	581.543	7.610	1,029.452
Health Sciences Fund - 1.40% series contract	8,001.299	14,359.577	3,380.630	18,980.246
Health Sciences Fund - 1.65% series contract	227.086	1,738.583	31.842	1,933.827
Health Sciences Fund - 1.70% series contract	3,374.475	539.640	595.223	3,318.892
Health Sciences Fund - 1.80% series contract	60.719	0.000	0.000	60.719
Mid Cap Core Equity Fund — Series II - 1.40% series contract	5,141.986	4,889.213	602.252	9,428.947
Mid Cap Core Equity Fund — Series II - 1.65% series contract	12.905	1,495.106	0.476	1,507.535
Mid Cap Core Equity Fund — Series II - 1.70% series contract	116.323	43.189	0.000	159.512
Small Cap Equity Fund — Series II - 1.40% series contract	0.000	9.860	0.000	9.860
Small Cap Growth Fund - 1.40% series contract	3,810.932	8,552.629	1,043.258	11,320.303
Small Cap Growth Fund - 1.65% series contract	8.598	6,514.955	2,724.873	3,798.680
Small Cap Growth Fund - 1.70% series contract	577.812	190.581	0.243	768.150
Small Cap Growth Fund - 1.80% series contract	77.404	306.539	0.000	383.943
Utilities Fund — Series II - 1.40% series contract	0.000	2,978.169	207.647	2,770.522
Utilities Fund — Series II - 1.65% series contract	0.000	2,006.527	0.000	2,006.527
Utilities Fund — Series II - 1.70% series contract	0.000	1,178.139	0.000	1,178.139
American Century Investments:
Large Company Value — Class II - 1.40% series contract	0.000	9.860	0.000	9.860
Mid Cap Value — Class II - 1.40% series contract	0.000	11.390	0.000	11.390
Mid Cap Value — Class II - 1.65% series contract	0.000	759.795	0.000	759.795
Ultra — Class II - 1.40% series contract	0.000	9.850	0.000	9.850
Ultra — Class II - 1.65% series contract	0.000	769.523	0.000	769.523
Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares - 1.40% series contract	18,453.983	16,061.770	7,235.704	27,280.049
Appreciation Portfolio — Service Shares - 1.50% series contract	61.915	35.589	0.000	97.504
Appreciation Portfolio — Service Shares - 1.65% series contract	3,435.850	2,454.312	321.598	5,568.564
Appreciation Portfolio — Service Shares - 1.70% series contract	2,117.301	3,873.985	328.623	5,662.663
Appreciation Portfolio — Service Shares - 1.80% series contract	1,380.953	273.391	0.000	1,654.344
Money Market Portfolio - 1.40% series contract	179,328.613	517,240.924	482,006.402	214,563.135
Money Market Portfolio - 1.65% series contract	30,434.344	8,569.595	30,389.344	8,614.595
Money Market Portfolio - 1.70% series contract	8,291.275	10,296.618	261.021	18,326.872
Money Market Portfolio - 1.80% series contract	0.000	18,675.067	15,399.222	3,275.845
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares - 1.40% series contract	1,981.213	5,427.090	172.620	7,235.683
Socially Responsible Growth Fund, Inc — Service Shares - 1.65% series contract	1,171.365	1,200.503	0.000	2,371.868
Socially Responsible Growth Fund, Inc — Service Shares - 1.70% series contract	2,548.712	1,188.379	178.284	3,558.807
Stock Index Fund — Service Shares - 1.40% series contract	185,677.680	280,628.032	65,655.260	400,650.452
Stock Index Fund — Service Shares - 1.65% series contract	20,410.559	20,116.466	5,494.271	35,032.754
Stock Index Fund — Service Shares - 1.70% series contract	3,994.107	2,055.825	605.741	5,444.191
Stock Index Fund — Service Shares - 1.80% series contract	1,274.453	426.714	0.000	1,701.167

14

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	12/31/2003	Purchased	Redeemed	12/31/2004
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares - 1.40% series contract	3,210.704	7,494.117	5,455.531	5,249.290
Mid Cap Growth Portfolio — Service Shares - 1.65% series contract	4.600	505.032	0.000	509.632
Mid Cap Growth Portfolio — Service Shares - 1.70% series contract	77.798	35.841	0.000	113.639
Mid Cap Growth Portfolio — Service Shares - 1.80% series contract	20.056	742.875	729.950	32.981
Balanced Portfolio — Service Shares - 1.40% series contract	41,791.322	40,283.872	10,684.178	71,391.016
Balanced Portfolio — Service Shares - 1.65% series contract	21,649.322	22,780.432	2,664.495	41,765.259
Balanced Portfolio — Service Shares - 1.70% series contract	6,039.327	1,203.518	1,439.105	5,803.740
Balanced Portfolio — Service Shares - 1.80% series contract	3,328.912	308.236	0.000	3,637.148
Balanced Portfolio — Service Shares - 1.90% series contract	0.000	623.619	0.000	623.619
Growth Portfolio — Service Shares - 1.40% series contract	4,608.343	7,424.627	1,220.157	10,812.813
Growth Portfolio — Service Shares - 1.50% series contract	0.000	93.320	0.201	93.119
Growth Portfolio — Service Shares - 1.65% series contract	1,271.373	2,794.828	13.239	4,052.962
Growth Portfolio — Service Shares - 1.70% series contract	2,627.592	3,052.133	176.346	5,503.379
International Growth Portfolio -Service Shares - 1.40% service contract	0.000	0.940	0.000	0.940
Risk-Managed Core Portfolio — Service Shares - 1.40% service contract	0.000	9.910	0.000	9.910
Worldwide Growth Portfolio — Service Shares - 1.40% series contract	5,065.608	4,495.646	1,201.659	8,359.595
Worldwide Growth Portfolio — Service Shares - 1.65% series contract	1,629.026	5,482.906	10.408	7,101.524
Worldwide Growth Portfolio — Service Shares - 1.70% series contract	300.808	1,033.410	0.269	1,333.949
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S - 1.40% series contract	3,161.583	3,838.928	232.818	6,767.693
AMT Fasciano Portfolio — Class S - 1.65% series contract	4.510	628.018	0.000	632.528
AMT Fasciano Portfolio — Class S - 1.70% series contract	753.320	421.496	177.453	997.363
AMT Fasciano Portfolio — Class S - 1.80% series contract	123.675	49.333	105.842	67.166
AMT Guardian Portfolio — Class S - 1.40% series contract	1,597.413	7,430.742	1,214.432	7,813.723
AMT Guardian Portfolio — Class S - 1.65% series contract	4.500	2,142.737	0.000	2,147.237
AMT Guardian Portfolio — Class S - 1.70% series contract	132.150	169.503	0.000	301.653
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class - 1.40% series contract	4,492.715	19,946.573	8,085.673	16,353.615
Capital Appreciation — VA Service Class - 1.65% series contract	359.222	10,087.143	2,107.919	8,338.446
Capital Appreciation — VA Service Class - 1.70% series contract	695.739	186.189	0.238	881.690
Capital Appreciation — VA Service Class - 1.80% series contract	236.022	398.427	203.724	430.725
Global Securities — VA Service Class - 1.40% series contract	4,319.900	10,666.450	2,303.542	12,682.808
Global Securities — VA Service Class - 1.50% series contract	0.000	40.791	0.220	40.571
Global Securities — VA Service Class - 1.65% series contract	225.550	4,896.358	36.734	5,085.174
Global Securities — VA Service Class - 1.70% series contract	1,157.615	90.528	428.153	819.990
Global Securities — VA Service Class - 1.80% series contract	1,207.003	57.696	101.932	1,162.767
Main Street Fund — VA Service Class - 1.40% service contract	0.000	190.441	0.000	190.441
Main Street Fund — VA Service Class - 1.65% service contract	0.000	1,247.178	0.000	1,247.178
Main Street Small Cap — VA Service Class - 1.40% series contract	3,814.568	16,278.394	2,910.317	17,182.645
Main Street Small Cap — VA Service Class - 1.65% series contract	910.231	8,998.291	249.863	9,658.659
Main Street Small Cap — VA Service Class - 1.70% series contract	1,441.198	753.278	67.021	2,127.455
Main Street Small Cap — VA Service Class - 1.80% series contract	1,075.901	776.423	0.000	1,852.324
Balanced Fund — VA Service Class - 1.40% series contract	2,572.851	7,886.405	721.416	9,737.840
Balanced Fund — VA Service Class - 1.50% series contract	56.379	31.840	1.941	86.278
Balanced Fund — VA Service Class - 1.65% series contract	6,784.438	11,182.787	1,512.623	16,454.602
Balanced Fund — VA Service Class - 1.70% series contract	468.801	289.041	13.545	744.297
Balanced Fund — VA Service Class - 1.80% series contract	0.001	0.000	0.001	0.000
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio - 1.40% series contract	4,102.200	2,260.956	194.727	6,168.429
Large Cap Growth Portfolio - 1.65% series contract	1,350.822	83.416	0.269	1,433.969
Large Cap Growth Portfolio - 1.70% series contract	2,316.839	1,173.982	319.915	3,170.906
Large Cap Growth Portfolio - 1.80% series contract	59.461	0.000	0.000	59.461
Mid Cap Value Portfolio - 1.40% series contract	13,215.766	38,104.060	1,443.954	49,875.872
Mid Cap Value Portfolio - 1.65% series contract	3,036.375	14,794.150	2,598.301	15,232.224
Mid Cap Value Portfolio - 1.70% series contract	947.469	267.779	98.047	1,117.201
Mid Cap Value Portfolio - 1.80% series contract	137.186	58.180	99.382	95.984
Select Value Portfolio - 1.40% series contract	4,717.262	12,395.498	320.015	16,792.745
Select Value Portfolio - 1.65% series contract	4,649.903	1,868.438	177.300	6,341.041
Select Value Portfolio - 1.70% series contract	2,304.599	348.965	0.000	2,653.564
Technology & Communications Portfolio - 1.40% series contract	5,078.242	7,508.741	2,691.680	9,895.303
Technology & Communications Portfolio - 1.65% series contract	471.856	887.223	0.000	1,359.079
Technology & Communications Portfolio - 1.70% series contract	96.847	43.572	0.000	140.419
Technology & Communications Portfolio - 1.80% series contract	0.000	304.205	0.000	304.205

15

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	12/31/2003	Purchased	Redeemed	12/31/2004
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class - 1.40% series contract	5,366.862	29,322.653	3,751.191	30,938.324
High Yield Portfolio — Administrative Class - 1.65% series contract	3,981.034	19,312.310	2,222.031	21,071.313
High Yield Portfolio — Administrative Class - 1.70% series contract	2,560.013	880.201	26.344	3,413.870
High Yield Portfolio — Administrative Class - 1.80% series contract	29.071	18.273	47.344	0.000
Real Return Portfolio — Administrative Class - 1.40% series contract	113,684.075	146,086.767	47,335.086	212,435.756
Real Return Portfolio — Administrative Class - 1.50% series contract	885.654	0.000	0.000	885.654
Real Return Portfolio — Administrative Class - 1.65% series contract	28,063.985	28,252.874	9,130.570	47,186.289
Real Return Portfolio — Administrative Class - 1.70% series contract	2,748.197	1,167.019	762.208	3,153.008
Real Return Portfolio — Administrative Class - 1.80% series contract	3,959.879	133.900	106.106	3,987.673
Total Return Portfolio — Administrative Class - 1.40% series contract	70,042.474	15,002.046	35,807.790	49,236.730
Total Return Portfolio — Administrative Class - 1.65% series contract	20,389.711	17,132.355	4,403.212	33,118.854
Total Return Portfolio — Administrative Class - 1.70% series contract	2,981.522	748.886	858.398	2,872.010
Total Return Portfolio — Administrative Class - 1.80% series contract	161.011	157.956	0.000	318.967
Rydex Variable Trust:
Sector Rotation Fund - 1.40% series contract	2,259.757	10,026.816	4,055.053	8,231.520
Sector Rotation Fund - 1.65% series contract	899.629	705.301	85.286	1,519.644
Sector Rotation Fund - 1.70% series contract	1,351.164	719.659	24.138	2,046.685
Strong Funds:
Mid Cap Growth Fund II - 1.40% series contract	6,946.484	3,857.838	1,153.751	9,650.571
Mid Cap Growth Fund II - 1.65% series contract	566.391	4,871.959	2,405.395	3,032.955
Mid Cap Growth Fund II - 1.70% series contract	3,814.414	1,664.470	162.839	5,316.045
Mid Cap Growth Fund II - 1.80% series contract	57.822	0.000	0.000	57.822
Opportunity Fund II — Advisor Series - 1.40% series contract	16,537.332	16,554.208	2,549.266	30,542.274
Opportunity Fund II — Advisor Series - 1.65% series contract	732.569	4,802.488	258.755	5,276.302
Opportunity Fund II — Advisor Series - 1.70% series contract	313.550	244.485	7.820	550.215
Opportunity Fund II — Advisor Series - 1.80% series contract	1,282.710	119.612	0.000	1,402.322
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio - 1.40% series contract	17,063.588	5,203.098	1,636.402	20,630.284
Core Plus Fixed Income Portfolio - 1.65% series contract	2,735.916	3,253.990	688.084	5,301.822
Core Plus Fixed Income Portfolio - 1.70% series contract	1,482.877	413.423	960.576	935.724
Core Plus Fixed Income Portfolio - 1.95% series contract	343.232	0.000	0.000	343.232
Mid Cap Value Portfolio - 1.40% series contract	9,541.082	9,393.857	3,505.834	15,429.105
Mid Cap Value Portfolio - 1.65% series contract	1,181.210	2,033.887	360.054	2,855.043
Mid Cap Value Portfolio - 1.70% series contract	2,330.844	352.875	655.089	2,028.630
Mid Cap Value Portfolio - 1.80% series contract	110.684	18.880	0.000	129.564
U.S. Real Estate Portfolio - 1.40% series contract	24,219.165	55,260.349	6,639.813	72,839.701
U.S. Real Estate Portfolio - 1.65% series contract	1,975.515	14,379.800	3,436.950	12,918.365
U.S. Real Estate Portfolio - 1.70% series contract	3,980.422	1,123.035	897.492	4,205.965
U.S. Real Estate Portfolio - 1.80% series contract	258.213	79.557	150.322	187.448
Value Portfolio - 1.40% series contract	3,496.288	8,055.980	1,660.358	9,891.910
Value Portfolio - 1.50% series contract	0.000	40.790	0.045	40.745
Value Portfolio - 1.65% series contract	995.874	10,545.263	1,781.749	9,759.388
Value Portfolio - 1.70% series contract	1,478.027	224.955	0.513	1,702.469
Value Portfolio - 1.80% series contract	132.037	74.501	206.538	0.000

16

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(6)     CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	12/31/2002	Purchased	Redeemed	12/31/2003
AIM Variable Insurance Funds.:
Capital Development Fund — Series II - 1.40% series contract	20.637	2,931.020	129.538	2,822.119
Capital Development Fund — Series II - 1.65% series contract	4.620	1,458.521	0.000	1,463.141
Capital Development Fund — Series II - 1.70% series contract	0.000	1,315.962	0.000	1,315.962
Capital Development Fund — Series II - 1.80% series contract	3.742	34.269	0.000	38.011
Global Utilities Fund — Series II - 1.40% series contract	160.179	709.341	60.433	809.087
Global Utilities Fund — Series II - 1.65% series contract	4.600	539.589	0.000	544.189
Global Utilities Fund — Series II - 1.70% series contract	4.031	773.105	2.151	774.985
Government Securities Fund — Series II - 1.40% series contract	161.630	10,891.933	624.550	10,429.013
Government Securities Fund — Series II - 1.65% series contract	4.490	855.223	0.000	859.713
Government Securities Fund — Series II - 1.70% series contract	3.892	453.552	1.925	455.519
Mid Cap Core Equity Fund — Series II - 1.40% series contract	880.035	4,506.266	244.315	5,141.986
Mid Cap Core Equity Fund — Series II - 1.65% series contract	4.540	8.365	0.000	12.905
Mid Cap Core Equity Fund — Series II - 1.70% series contract	0.000	116.323	0.000	116.323
Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares - 1.40% series contract	2,001.150	17,069.046	616.213	18,453.983
Appreciation Portfolio — Service Shares - 1.50% series contract	0.000	61.915	0.000	61.915
Appreciation Portfolio — Service Shares - 1.65% series contract	4.632	3,439.679	8.461	3,435.850
Appreciation Portfolio — Service Shares - 1.70% series contract	2.339	2,128.731	13.769	2,117.301
Appreciation Portfolio — Service Shares - 1.80% series contract	1,125.315	255.638	0.000	1,380.953
Money Market Portfolio - 1.40% series contract	531.650	263,342.050	84,545.087	179,328.613
Money Market Portfolio - 1.65% series contract	45.000	30,389.344	0.000	30,434.344
Money Market Portfolio - 1.70% series contract	0.000	8,311.338	20.063	8,291.275
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares - 1.40% series contract	560.157	1,424.924	3.868	1,981.213
Socially Responsible Growth Fund, Inc — Service Shares - 1.65% series contract	307.160	3,153.567	2,289.362	1,171.365
Socially Responsible Growth Fund, Inc — Service Shares - 1.70% series contract	1.042	2,547.670	0.000	2,548.712
Stock Index Fund — Service Shares - 1.40% series contract	2,758.163	186,020.396	3,100.879	185,677.680
Stock Index Fund — Service Shares - 1.65% series contract	800.395	8,730.330	1,319.682	8,211.043
Stock Index Fund — Service Shares - 1.65% series contract	0.000	13,072.050	872.534	12,199.516
Stock Index Fund — Service Shares - 1.70% series contract	504.411	3,576.318	86.622	3,994.107
Stock Index Fund — Service Shares - 1.80% series contract	1,125.498	148.955	0.000	1,274.453
Invesco Variable Investment Funds, Inc.:
Core Equity Fund - 1.40% series contract	849.742	7,886.992	481.484	8,255.250
Core Equity Fund - 1.50% series contract	0.000	60.612	0.000	60.612
Core Equity Fund - 1.65% series contract	4.633	1,081.820	0.669	1,085.784
Core Equity Fund - 1.70% series contract	0.000	371.923	0.000	371.923
Core Equity Fund - 1.80% series contract	2,191.701	186.126	0.000	2,377.827
Financial Services Fund - 1.40% series contract	723.758	2,212.536	39.729	2,896.565
Financial Services Fund - 1.65% series contract	4.602	218.932	0.000	223.534
Financial Services Fund - 1.70% series contract	3.632	1,011.003	0.000	1,014.635
Health Sciences Fund - 1.40% series contract	873.440	7,483.128	355.269	8,001.299
Health Sciences Fund - 1.65% series contract	4.582	222.504	0.000	227.086
Health Sciences Fund - 1.70% series contract	63.876	3,310.599	0.000	3,374.475
Health Sciences Fund - 1.80% series contract	0.000	121.439	60.720	60.719
Small Cap Growth Fund - 1.40% series contract	390.707	3,518.512	98.287	3,810.932
Small Cap Growth Fund - 1.65% series contract	4.600	3.998	0.000	8.598
Small Cap Growth Fund - 1.70% series contract	0.749	577.063	0.000	577.812
Small Cap Growth Fund - 1.80% series contract	6.970	127.721	57.287	77.404
Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares - 1.40% series contract	39.899	3,176.765	5.960	3,210.704
Aggressive Growth Portfolio — Service Shares - 1.65% series contract	4.600	0.000	0.000	4.600
Aggressive Growth Portfolio — Service Shares - 1.70% series contract	6.139	71.659	0.000	77.798
Aggressive Growth Portfolio — Service Shares - 1.80% series contract	7.143	12.913	0.000	20.056
Balanced Portfolio — Service Shares - 1.40% series contract	3,946.607	40,984.195	3,139.480	41,791.322
Balanced Portfolio — Service Shares - 1.50% series contract	0.000	59.397	0.000	59.397
Balanced Portfolio — Service Shares - 1.65% series contract	1,718.883	26,556.224	6,625.785	21,649.322
Balanced Portfolio — Service Shares - 1.70% series contract	251.741	6,173.011	385.425	6,039.327
Balanced Portfolio — Service Shares - 1.80% series contract	3,067.472	289.176	27.736	3,328.912
Growth Portfolio — Service Shares - 1.40% series contract	1,119.714	3,888.906	400.277	4,608.343
Growth Portfolio — Service Shares - 1.65% series contract	4.620	1,266.753	0.000	1,271.373
Growth Portfolio — Service Shares - 1.70% series contract	2.069	2,625.523	0.000	2,627.592
Worldwide Growth Portfolio — Service Shares - 1.40% series contract	127.119	5,323.412	384.923	5,065.608
Worldwide Growth Portfolio — Service Shares - 1.65% series contract	1,604.064	355.418	330.456	1,629.026
Worldwide Growth Portfolio — Service Shares - 1.70% series contract	22.567	278.241	0.000	300.808

14

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(6)     CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	12/31/2002	Purchased	Redeemed	12/31/2003
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S - 1.40% series contract	359.457	3,169.857	367.731	3,161.583
AMT Fasciano Portfolio — Class S - 1.65% series contract	4.510	0.000	0.000	4.510
AMT Fasciano Portfolio — Class S - 1.70% series contract	0.000	821.090	67.770	753.320
AMT Fasciano Portfolio — Class S - 1.80% series contract	0.000	123.675	0.000	123.675
AMT Guardian Portfolio — Class S - 1.40% series contract	82.118	1,771.518	256.223	1,597.413
AMT Guardian Portfolio — Class S - 1.65% series contract	4.500	0.000	0.000	4.500
AMT Guardian Portfolio — Class S - 1.70% series contract	3.158	128.992	0.000	132.150
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class - 1.40% series contract	148.717	4,354.457	10.459	4,492.715
Capital Appreciation — VA Service Class - 1.50% series contract	0.000	58.353	0.000	58.353
Capital Appreciation — VA Service Class - 1.65% series contract	4.640	356.899	2.317	359.222
Capital Appreciation — VA Service Class - 1.70% series contract	0.000	697.782	2.043	695.739
Capital Appreciation — VA Service Class - 1.80% series contract	0.000	236.022	0.000	236.022
Global Securities — VA Service Class - 1.40% series contract	1,238.596	3,198.098	116.794	4,319.900
Global Securities — VA Service Class - 1.65% series contract	4.623	220.927	0.000	225.550
Global Securities — VA Service Class - 1.70% series contract	104.455	1,054.283	1.123	1,157.615
Global Securities — VA Service Class - 1.80% series contract	1,068.076	138.927	0.000	1,207.003
Main Street Small Cap — VA Service Class - 1.40% series contract	320.355	4,039.859	545.646	3,814.568
Main Street Small Cap — VA Service Class - 1.65% series contract	4.530	3,544.899	2,639.198	910.231
Main Street Small Cap — VA Service Class - 1.70% series contract	29.767	1,411.431	0.000	1,441.198
Main Street Small Cap — VA Service Class - 1.80% series contract	87.823	988.078	0.000	1,075.901
Multiple Strategies — VA Service Class - 1.40% series contract	446.222	2,447.404	320.775	2,572.851
Multiple Strategies — VA Service Class - 1.50% series contract	0.000	56.379	0.000	56.379
Multiple Strategies — VA Service Class - 1.65% series contract	2,407.651	4,412.454	35.667	6,784.438
Multiple Strategies — VA Service Class - 1.70% series contract	1.472	469.336	2.007	468.801
Multiple Strategies — VA Service Class - 1.80% series contract	22.324	4.974	27.297	0.001
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio - 1.40% series contract	212.760	4,218.111	328.671	4,102.200
Large Cap Growth Portfolio - 1.65% series contract	4.611	1,346.211	0.000	1,350.822
Large Cap Growth Portfolio - 1.70% series contract	0.000	2,316.839	0.000	2,316.839
Large Cap Growth Portfolio - 1.80% series contract	0.000	118.923	59.462	59.461
Mid Cap Value Portfolio - 1.40% series contract	1,879.955	13,804.311	2,468.500	13,215.766
Mid Cap Value Portfolio - 1.65% series contract	1,306.865	2,032.826	303.316	3,036.375
Mid Cap Value Portfolio - 1.70% series contract	1.504	954.755	8.790	947.469
Mid Cap Value Portfolio - 1.80% series contract	7.049	130.137	0.000	137.186
Select Value Portfolio - 1.40% series contract	243.862	4,871.293	397.893	4,717.262
Select Value Portfolio - 1.65% series contract	1,590.677	3,106.519	47.293	4,649.903
Select Value Portfolio - 1.70% series contract	0.000	2,304.599	0.000	2,304.599
Technology & Communications Portfolio - 1.40% series contract	641.411	4,492.312	55.481	5,078.242
Technology & Communications Portfolio - 1.65% series contract	4.750	467.106	0.000	471.856
Technology & Communications Portfolio - 1.70% series contract	4.421	92.426	0.000	96.847
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class - 1.40% series contract	272.892	5,246.431	152.461	5,366.862
High Yield Portfolio — Administrative Class - 1.65% series contract	4.440	3,976.594	0.000	3,981.034
High Yield Portfolio — Administrative Class - 1.70% series contract	0.000	2,577.344	17.331	2,560.013
High Yield Portfolio — Administrative Class - 1.80% series contract	0.000	29.071	0.000	29.071
Real Return Portfolio — Administrative Class - 1.40% series contract	3,424.300	162,859.007	52,599.232	113,684.075
Real Return Portfolio — Administrative Class - 1.50% series contract	0.000	885.654	0.000	885.654
Real Return Portfolio — Administrative Class - 1.65% series contract	3,087.188	32,398.176	7,421.379	28,063.985
Real Return Portfolio — Administrative Class - 1.70% series contract	2.849	3,341.855	596.507	2,748.197
Real Return Portfolio — Administrative Class - 1.80% series contract	919.644	3,040.235	0.000	3,959.879
PIMCO Variable Insurance Trust:
Total Return Portfolio — Administrative Class - 1.40% series contract	6,920.654	137,669.388	74,547.568	70,042.474
Total Return Portfolio — Administrative Class - 1.65% series contract	3,626.722	46,225.317	29,462.328	20,389.711
Total Return Portfolio — Administrative Class - 1.70% series contract	197.091	2,924.784	140.353	2,981.522
Total Return Portfolio — Administrative Class - 1.80% series contract	6.726	154.285	0.000	161.011
Rydex Variable Trust:
Sector Rotation Fund - 1.40% series contract	122.546	2,197.391	60.180	2,259.757
Sector Rotation Fund - 1.65% series contract	4.550	895.079	0.000	899.629
Sector Rotation Fund - 1.70% series contract	68.819	1,282.345	0.000	1,351.164

15

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(6)     CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	12/31/2002	Purchased	Redeemed	12/31/2003
Strong Funds:
Mid Cap Growth Fund II - 1.40% series contract	2,106.863	5,853.743	1,014.122	6,946.484
Mid Cap Growth Fund II - 1.65% series contract	4.660	561.731	0.000	566.391
Mid Cap Growth Fund II - 1.70% series contract	1.557	4,043.774	230.917	3,814.414
Mid Cap Growth Fund II - 1.80% series contract	0.000	115.643	57.821	57.822
Opportunity Fund II — Advisor Series - 1.40% series contract	2,308.697	15,045.734	817.099	16,537.332
Opportunity Fund II — Advisor Series - 1.65% series contract	4.620	1,287.334	559.385	732.569
Opportunity Fund II — Advisor Series - 1.70% series contract	0.000	313.550	0.000	313.550
Opportunity Fund II — Advisor Series - 1.80% series contract	1,138.261	144.449	0.000	1,282.710
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio - 1.40% series contract	6,974.638	11,657.368	1,568.418	17,063.588
Core Plus Fixed Income Portfolio - 1.65% series contract	4.499	4,863.423	2,132.006	2,735.916
Core Plus Fixed Income Portfolio - 1.70% series contract	0.000	1,701.457	218.580	1,482.877
Core Plus Fixed Income Portfolio - 1.95% series contract	343.232	0.000	0.000	343.232
Mid Cap Value Portfolio - 1.40% series contract	4,062.996	6,476.167	998.081	9,541.082
Mid Cap Value Portfolio - 1.65% series contract	4.600	1,262.622	86.012	1,181.210
Mid Cap Value Portfolio - 1.70% series contract	0.000	2,442.277	111.433	2,330.844
Mid Cap Value Portfolio - 1.80% series contract	0.000	110.684	0.000	110.684
U.S. Real Estate Portfolio - 1.40% series contract	2,734.239	22,100.710	615.784	24,219.165
U.S. Real Estate Portfolio - 1.65% series contract	4.591	4,197.103	2,226.179	1,975.515
U.S. Real Estate Portfolio - 1.70% series contract	0.000	4,219.342	238.920	3,980.422
U.S. Real Estate Portfolio - 1.80% series contract	7.555	312.322	61.664	258.213
Value Portfolio - 1.40% series contract	121.329	3,677.978	303.019	3,496.288
Value Portfolio - 1.65% series contract	4.580	1,626.534	635.240	995.874
Value Portfolio - 1.70% series contract	0.000	1,566.425	88.398	1,478.027
Value Portfolio - 1.80% series contract	0.000	132.037	0.000	132.037

16

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(7)     UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2004				Year Ended December 31, 2004
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds.:
Capital Development Fund — Series II	11	$13.951134	$14.085962	$161	0.00%	1.40%	1.80%	13.20%	13.66%
Core Equity Fund	18	11.826666	11.940962	214	1.00%	1.40%	1.80%	2.37%	2.78%
Financial Services Fund	9	12.940442	13.034092	118	1.00%	1.40%	1.70%	6.83%	7.16%
Government Securities Fund — Series II	17	10.312695	10.387340	171	3.86%	1.40%	1.70%	0.53%	0.84%
Health Sciences Fund	24	12.378062	12.497716	303	0.00%	1.40%	1.80%	5.64%	6.07%
Mid Cap Core Equity Fund — Series II	11	13.791869	13.891676	154	3.03%	1.40%	1.70%	11.64%	11.98%
Small Cap Equity Fund — Series II (*)	0	10.176734	10.176734	0	0.00%	1.40%	1.40%	1.77%	1.77%
Small Cap Growth Fund	16	14.423512	14.562890	236	0.00%	1.40%	1.80%	11.85%	12.30%
Utilities Fund — Series II (**)	7	11.775494	11.799746	78	0.00%	1.40%	1.70%	17.75%	18.00%
American Century Investments:
Large Company Value — Class II (*)	0	10.362008	10.362008	0	1.96%	1.40%	1.40%	3.62%	3.62%
Mid Cap Value — Class II (*)	1	10.528682	10.530944	8	0.00%	1.40%	1.65%	5.29%	5.31%
Ultra — Class II (*)	1	10.375090	10.377323	8	0.00%	1.40%	1.65%	3.75%	3.77%
Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	40	11.601742	11.713889	471	1.68%	1.40%	1.80%	2.92%	3.33%
Money Market Portfolio	245	0.976603	0.986328	241	0.97%	1.40%	1.80%	-1.03%	-0.62%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares	13	12.077187	12.164604	160	0.21%	1.40%	1.70%	4.14%	4.46%
Stock Index Fund — Service Shares	443	13.128249	13.255133	5,866	1.75%	1.40%	1.80%	8.37%	8.81%
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares	6	15.167133	15.313707	90	0.00%	1.40%	1.80%	18.31%	18.79%
Balanced Portfolio — Service Shares	123	11.704706	11.846272	1,456	2.57%	1.40%	1.90%	6.24%	6.78%
Growth Portfolio — Service Shares	20	12.561213	12.652132	258	0.00%	1.40%	1.70%	2.44%	2.75%
International Growth Portfolio — Service Shares (*)	0	10.440624	10.440624	0	0.00%	1.40%	1.40%	4.41%	4.41%
Risk-Managed Core Portfolio — Service Shares (*)	0	10.257083	10.257083	0	1.96%	1.40%	1.40%	2.57%	2.57%
Worldwide Growth Portfolio — Service Shares	10	11.630396	11.714601	196	1.19%	1.40%	1.70%	2.76%	3.07%
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	8	13.303370	13.431931	114	0.00%	1.40%	1.80%	9.87%	10.31%
AMT Guardian Portfolio — Class S	10	13.871223	13.971622	143	0.00%	1.40%	1.70%	13.59%	13.93%
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	26	13.182196	13.309588	345	0.10%	1.40%	1.80%	4.70%	5.13%
Global Securities — VA Service Class	20	15.363167	15.511618	306	0.63%	1.40%	1.80%	16.75%	17.22%
Main Street Fund — VA Service Class (*)	1	10.345742	10.347969	15	0.00%	1.40%	1.65%	3.46%	3.48%
Main Street Small Cap — VA Service Class	31	15.764794	15.917104	489	0.00%	1.40%	1.80%	17.04%	17.52%
Balanced Fund — VA Service Class	27	13.446792	13.544122	365	0.67%	1.40%	1.70%	7.93%	8.26%
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	11	12.858569	12.982856	140	0.00%	1.40%	1.80%	6.99%	7.42%
Mid Cap Value Portfolio	66	15.215643	15.362687	1,017	0.00%	1.40%	1.80%	16.72%	17.19%
Select Value Portfolio	26	11.005821	11.085470	285	1.62%	1.40%	1.70%	1.11%	1.42%
Technology & Communications Portfolio	12	13.067227	13.193505	154	0.00%	1.40%	1.80%	4.51%	4.93%
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	55	14.211622	14.314467	791	4.71%	1.40%	1.70%	7.71%	8.03%
Real Return Portfolio — Administrative Class	268	12.197832	12.315751	3,292	5.10%	1.40%	1.80%	6.98%	7.41%
Total Return Portfolio — Administrative Class	86	11.112118	11.219548	957	2.24%	1.40%	1.80%	3.01%	3.43%
Rydex Variable Trust:
Sector Rotation Fund	12	12.572438	12.663409	149	0.00%	1.40%	1.70%	8.84%	9.17%
Strong Funds:
Mid Cap Growth Fund II	18	14.491288	14.631350	263	0.00%	1.40%	1.80%	17.02%	17.49%
Opportunity Fund II — Advisor Series	38	15.023785	15.168952	572	0.00%	1.40%	1.80%	15.96%	16.43%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	27	10.788939	10.932545	297	3.88%	1.40%	1.95%	2.34%	2.91%
Mid Cap Value Portfolio	20	15.024944	15.170153	310	0.02%	1.40%	1.80%	12.54%	12.99%
U.S. Real Estate Portfolio	90	17.164194	17.330026	1,560	1.43%	1.40%	1.80%	33.95%	34.49%
Value Portfolio	21	14.551085	14.656386	313	1.23%	1.40%	1.70%	15.84%	16.19%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes:	The company has adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment of the Audit and Accounting Guide Audits of Investment Companies, for the period ended December 31, 2003 and all subsequent periods. As permitted by SOP 03-5, the company has not restated financial highlights data for prior periods.
Year ended unless otherwise noted.
(*) Period from December 1, 2004 (commencement of operations) to December 31, 2004.
(**) Period from April 29, 2004 (commencement of operations) to December 31, 2004.

17

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(7)     UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2003				Year Ended December 31, 2003
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds.:
Capital Development Fund — Series II	6	$12.324241	$12.393289	$70	0.00%	1.40%	1.80%	32.66%	33.18%
Global Utilities Fund — Series II	2	11.624296	11.673106	25	5.89%	1.40%	1.70%	16.95%	17.29%
Government Securities Fund — Series II	12	10.258173	10.301240	121	4.32%	1.40%	1.70%	-0.76%	-0.47%
Mid Cap Core Equity Fund — Series II	5	12.353394	12.405251	65	0.00%	1.40%	1.70%	24.93%	25.30%
Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	25	11.272972	11.336144	288	1.88%	1.40%	1.80%	18.69%	19.16%
Money Market Portfolio	218	0.988237	0.992455	216	0.41%	1.40%	1.70%	-1.18%	-0.75%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares	6	11.596726	11.645424	66	0.01%	1.40%	1.70%	23.65%	24.02%
Stock Index Fund — Service Shares	211	12.113878	12.181740	2,574	0.83%	1.40%	1.80%	25.79%	26.29%
Invesco Variable Investment Funds, Inc.:
Core Equity Fund	12	11.552766	11.617485	141	1.63%	1.40%	1.80%	20.43%	20.90%
Financial Services Fund	4	12.112585	12.163423	50	0.78%	1.40%	1.70%	27.42%	27.79%
Health Sciences Fund	12	11.717303	11.782958	137	0.00%	1.40%	1.80%	25.52%	26.02%
Small Cap Growth Fund	4	12.895197	12.967422	58	0.00%	1.40%	1.80%	31.07%	31.59%
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares	3	12.819478	12.891285	43	0.00%	1.40%	1.80%	32.38%	32.91%
Balanced Portfolio — Service Shares	73	11.032249	11.094077	807	2.26%	1.40%	1.80%	11.71%	12.15%
Growth Portfolio — Service Shares	9	12.262520	12.313993	105	0.00%	1.40%	1.70%	29.30%	29.68%
Worldwide Growth Portfolio — Service Shares	7	11.318524	11.366047	79	0.64%	1.40%	1.70%	21.61%	21.97%
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	4	12.108263	12.176094	49	0.00%	1.40%	1.80%	22.85%	23.34%
AMT Guardian Portfolio — Class S	2	12.211656	12.262935	21	0.18%	1.40%	1.70%	29.20%	29.58%
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	6	12.590131	12.660665	74	0.07%	1.40%	1.80%	28.38%	28.88%
Global Securities — VA Service Class	7	13.159405	13.233117	91	0.40%	1.40%	1.80%	40.34%	40.89%
Main Street Small Cap — VA Service Class	7	13.469298	13.544731	98	0.00%	1.40%	1.80%	41.69%	42.25%
Multiple Strategies — VA Service Class	10	12.441081	12.510784	123	1.85%	1.40%	1.80%	22.48%	22.97%
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	8	12.018235	12.085570	94	0.00%	1.40%	1.80%	28.87%	29.38%
Mid Cap Value Portfolio	17	13.035682	13.108710	227	0.00%	1.40%	1.80%	31.94%	32.46%
Select Value Portfolio	12	10.884989	10.930693	127	3.59%	1.40%	1.70%	16.32%	16.66%
Technology & Communications Portfolio	6	12.520491	12.573045	71	0.00%	1.40%	1.70%	42.91%	43.33%
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	12	13.176372	13.250170	158	5.27%	1.40%	1.80%	20.74%	21.21%
Real Return Portfolio — Administrative Class	149	11.402022	11.465923	1,711	1.15%	1.40%	1.80%	6.93%	7.35%
Total Return Portfolio — Administrative Class	94	10.787514	10.847977	1,014	3.44%	1.40%	1.80%	3.19%	3.59%
Rydex Variable Trust:
Sector Rotation Fund	5	11.551541	11.600015	52	0.00%	1.40%	1.70%	27.73%	28.11%
Strong Funds:
Mid Cap Growth Fund II	11	12.383778	12.453181	142	0.00%	1.40%	1.80%	31.84%	32.36%
Opportunity Fund II — Advisor Series	19	12.955643	13.028210	246	0.02%	1.40%	1.80%	34.27%	34.79%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	22	10.542228	10.623449	230	0.83%	1.40%	1.95%	2.64%	3.19%
Mid Cap Value Portfolio	13	13.351272	13.426070	177	0.00%	1.40%	1.80%	39.01%	39.56%
U.S. Real Estate Portfolio	30	12.813989	12.885769	392	0.00%	1.40%	1.80%	35.08%	35.61%
Value Portfolio	6	12.543954	12.614221	77	0.00%	1.40%	1.80%	31.71%	32.23%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes:	The company has adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment of the Audit and Accounting Guide Audits of Investment Companies, for the period ended December 31, 2003 and all subsequent periods. As permitted by SOP 03-5, the company has not restated financial highlights data for prior periods.

18

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(7)     UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2002				Period Ended December 31, 2002
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds.:
Capital Development Fund — Series II	0	9.290160	9.305544	0	0.00%	1.40%	1.80%	-7.10%	-6.94%
Global Utilities Fund — Series II	0	9.939688	9.952005	2	0.47%	1.40%	1.70%	-0.60%	-0.48%
Government Securities Fund — Series II	0	10.336750	10.349547	2	1.28%	1.40%	1.70%	3.37%	3.50%
Mid Cap Core Equity Fund — Series II	1	9.889956	9.900183	9	0.00%	1.40%	1.65%	-1.10%	-1.00%
Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	3	9.497587	9.513308	30	2.02%	1.40%	1.80%	-5.02%	-4.87%
Money Market Portfolio	1	0.998339	0.999409	1	65.16%	1.40%	1.65%	-0.17%	-0.06%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares	1	9.378476	9.390119	8	0.03%	1.40%	1.70%	-6.22%	-6.10%
Stock Index Fund — Service Shares	5	9.630084	9.646019	50	0.78%	1.40%	1.80%	-3.70%	-3.54%
Invesco Variable Investment Funds, Inc.:
Core Equity Fund	3	9.592912	9.608784	29	3.44%	1.40%	1.80%	-4.07%	-3.91%
Financial Services Fund	1	9.506201	9.517996	7	1.30%	1.40%	1.70%	-4.94%	-4.82%
Health Sciences Fund	1	9.338586	9.350166	9	0.00%	1.40%	1.70%	-6.61%	-6.50%
Small Cap Growth Fund	0	9.838031	9.854309	4	0.00%	1.40%	1.80%	-1.62%	-1.46%
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares	0	9.683594	9.699616	1	0.00%	1.40%	1.80%	-3.16%	-3.00%
Balanced Portfolio — Service Shares	9	9.875553	9.891881	89	1.85%	1.40%	1.80%	-1.24%	-1.08%
Growth Portfolio — Service Shares	1	9.484036	9.495808	11	0.00%	1.40%	1.70%	-5.16%	-5.04%
Worldwide Growth Portfolio — Service Shares	2	9.306871	9.318424	16	0.70%	1.40%	1.70%	-6.93%	-6.82%
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	0	9.861928	9.872126	4	0.00%	1.40%	1.65%	-1.38%	-1.28%
AMT Guardian Portfolio — Class S	0	9.451995	9.463727	1	0.00%	1.40%	1.70%	-5.48%	-5.36%
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	0	9.813083	9.823242	2	0.00%	1.40%	1.65%	-1.87%	-1.77%
Global Securities — VA Service Class	2	9.376866	9.392389	23	0.00%	1.40%	1.80%	-6.23%	-6.08%
Main Street Small Cap — VA Service Class	0	9.505867	9.521600	4	0.00%	1.40%	1.80%	-4.94%	-4.78%
Multiple Strategies — VA Service Class	3	10.157364	10.174161	29	0.00%	1.40%	1.80%	1.57%	1.74%
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	0	9.331418	9.341083	2	0.00%	1.40%	1.65%	-6.69%	-6.59%
Mid Cap Value Portfolio	3	9.880086	9.896435	32	0.00%	1.40%	1.80%	-1.20%	-1.04%
Select Value Portfolio	2	9.360017	9.369709	17	0.01%	1.40%	1.65%	-6.40%	-6.30%
Technology & Communications Portfolio	1	8.761164	8.772056	6	0.00%	1.40%	1.70%	-12.39%	-12.28%
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	0	10.919931	10.931205	3	3.09%	1.40%	1.65%	9.20%	9.31%
Real Return Portfolio — Administrative Class	7	10.663077	10.680681	79	1.79%	1.40%	1.80%	6.63%	6.81%
Total Return Portfolio — Administrative Class	11	10.454317	10.471579	113	1.78%	1.40%	1.80%	4.54%	4.72%
Rydex Variable Trust:
Sector Rotation Fund	0	9.043759	9.054980	2	0.00%	1.40%	1.70%	-9.56%	-9.45%
Strong Funds:
Mid Cap Growth Fund II	2	9.396683	9.408353	20	0.00%	1.40%	1.70%	-6.03%	-5.92%
Opportunity Fund II — Advisor Series	3	9.649272	9.665240	33	0.80%	1.40%	1.80%	-3.51%	-3.35%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	7	10.271421	10.294722	75	4.12%	1.40%	1.95%	2.71%	2.95%
Mid Cap Value Portfolio	4	9.610544	9.620494	39	0.00%	1.40%	1.65%	-3.89%	-3.80%
U.S. Real Estate Portfolio	3	9.486069	9.501755	26	3.99%	1.40%	1.80%	-5.14%	-4.98%
Value Portfolio	0	9.529623	9.539484	1	2.02%	1.40%	1.65%	-4.70%	-4.61%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Notes:	Period for August 1, 2002 (commencement of operations) to December 31, 2002.

Notes:	The company has adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment of the Audit and Accounting Guide Audits of Investment Companies, for the period ended December 31, 2003 and all subsequent periods. As permitted by SOP 03-5, the company has not restated financial highlights data for prior periods.

19

PART C

  Other Information – 333-88302

  Item 24. Financial Statements and Exhibits

	(a)	Financial Statements

All required Financial Statements are included in Part A or B of this Registration Statement.

	(b)	Exhibits

(1)		Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account C. 6/

(2)		Not Applicable.

(3)	(a)	Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisors®, Inc. 6/

	(b)	Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 6/.

(4)		Individual and Group Contract Forms and Endorsements.

	(a)	Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 6/

	(b)	Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 6/

	(c)	Form of Guaranteed Minimum Income Benefit Endorsement to Non-Qualified Individual Contract. 6/

	(d)	Form of Guaranteed Minimum Income Benefit Endorsement to Qualified Individual Contract. 6/

	(e)	Form of Enhanced Death Benefit Rider to Individual Contract. 6/

	(f)	Form of Earnings Enhancement Benefit Rider to Individual Contract. 6/

	(g)	Form of Loan Endorsement to Individual Contract. 6/

	(h)	Form of Tax Sheltered Annuity Endorsement to Individual Contract. 6/

	(i)	Form of Qualified Pension Profit Sharing and Annuity Plan Endorsement to Individual Contract. 6/

	(j)	Form of Employer Plan Endorsement to Individual Contract. 6/

	(k)	Form of Individual Retirement Annuity Endorsement to Individual Contract. 6/

	(l)	Form of Texas Optional Retirement Program Endorsement to Individual Contract. 6/

	(m)	Form of Long-Term Care Waiver Rider to Individual Contract. 6/

	(n)	Form of SIMPLE IRA Endorsement to Individual Contract. 6/

	(o)	Form of Roth IRA Endorsement to Qualified Individual Contract. 6/

	(p)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 6/

	(q)	Form of Unisex Endorsement to Non-Qualified Individual Contract. 6/

	(r)	Form of Unisex Endorsement to Qualified Individual Contract. 6/

	(s)	Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 9/

	(t)	Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 9/

	(u)	Form of Loan Restriction Endorsement to Individual Contract. (10/)

(5)	(a)	Form of Application for Individual Flexible Premium Deferred Annuity Contract – Order Ticket used in lieu thereof .6/

(6)	(a)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 2/

	(b)	Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 3/

	(c)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 3/

	(d)	Code of Regulations of Annuity Investors Life Insurance Company®. 5/

(7)		Not Applicable.

(8)		Other Material Contracts.

	(a)	Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.) 3/

	(b)	Agreement Between AAG Securities Inc. (n/k/a Great American Advisors®, Inc. and AAG Insurance Agency, Inc.)3/

	(c)	Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.) 3/

	(d)	Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company®, AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/

	(e)	Amendment effective July 1, 2002, to Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company®, AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/

	(f)	Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company® and AIM Advisors, Inc. 6/

	(g)	Agreement with Respect to Trademarks and Fund Names dated April 4, 2001, between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc., AIM

Management Group, Inc. and AIM Variable Insurance Funds. 6/

(h)	Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and AIM Distributors. 6/

(i)	Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and Dreyfus Service Corporation. 6/

(j)	Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 3/

(k)	Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 6/

(l)	Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® And DREYFUS LIFE AND ANNUITY INDEX FUND, INC. (D/B/A DREYFUS STOCK INDEX FUND). 3/

(m)	Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and DREYFUS LIFE AND ANNUITY INDEX FUND, INC. (d/b/a DREYFUS STOCK INDEX FUND). 6/

(n)	Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. 3/

(o)	Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. 6/

(p)	Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and DREYFUS VARIABLE INVESTMENT FUND. 3/

(q)	Amendment dated July 1 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and DREYFUS VARIABLE INVESTMENT FUND. 6/

(r)	Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company®, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 3/

(s)	Amendment effective May 1, 2001, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company®, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 6/

(t)	Amendment effective July 1, 2002, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company®, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 6/

(u)	Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company® and INVESCO Funds Group, Inc. 4/

(v)	Amendment dated July 1, 2002, to Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company® and INVESCO Funds Group, Inc. 6/

(w)	Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus

Aspen Series and Annuity Investors Life Insurance Company®. 6/

(x)	Amendment dated July 1, 2002, to Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company®. 6/

(y)	Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company® and Janus Distributors, Inc. 6/

(z)	Fund Participation Agreement dated July 1, 2002, among NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, NEUBERGER BERMAN MANAGEMENT INC., and ANNUITY INVESTORS LIFE INSURANCE COMPANY®. 6/

(aa)	Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company®. 6/

(bb)	Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. 6/

(cc)	Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and Oppenheimer Funds, Inc. 6/

(dd)	Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM, BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY®. 3/

(ee)	Amendment Number 1 dated as of May 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM, BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY®. 6/

(ff)	Amendment Number 2 dated as of July 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM, BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY®. 6/

(gg)	Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company®. 6/

(hh)	Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company®. 6/

(ii)	Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company®. 6/

(jj)	Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company®. 6/

(kk)	Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, RYDEX VARIABLE TRUST, and RYDEX DISTRIBUTORS, INC. 6/

(ll)	Investor Services Agreement dated July 1, 2002, between Rydex Distributors, Inc. and Annuity Investors Life Insurance Company®. 6/

(mm)	Letter of Agreement between Annuity Investors Life Insurance Company® and Wells Fargo Funds Distributor, LLC and in some cases Wells Fargo Funds

Management, LLC on behalf of the Wells Fargo Fund Family. 11/

	(nn)	Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company®, Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). 3/

	(oo)	Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company®, Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). 6/

	(pp)	Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP. 6/

	(qq)	Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBMG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and Annuity Inventors Life Insurance Company®. 9/

	(rr)	Amendment dated October 31, 2001 to Participation Agreement by and between Annuity Investors Life Insurance Company®, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 9/

	(ss)	Amendment to Amended and Restate Fund Participation Agreement effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company®, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 9/

	(tt)	Amendment to Amended and Restated Fund Participation Agreement effective as of December 29, 2003 between Merrill Lynch Variable Series Funds, Inc. and Annuity Investors Life Insurance Company®. 9/

	(uu)	Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company®, and Great American Advisors®, and Great American Advisors®, Inc. (10/)

	(vv)	Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. (10/)

	(ww)	Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. (10/)

	(xx)	Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company®. (10/)

	(yy)	Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 11/

(9)		Opinion and Consent of Counsel. 6/

(10)		Consent of Independent Registered Public Accounting Firm. 12/

(11)		Not Applicable.

(12)	Not Applicable.

(13)	Schedule for Computation of Performance Quotations. 4/

(14)	Not Applicable.

(15)	Powers of Attorney.12/

1/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account C, SEC file No. 333-88300, on May 15, 2002

2/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, SEC File No. 333-19725, on December 23, 1996.

3/	Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors®® Variable Account B, SEC File No. 333-19725, on June 3, 1997.

4/	Incorporated by reference to Post Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account B, SEC File No. 333-19725, on April 29, 1998.

5/	Incorporated by reference to Post Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, SEC File No. 333-51955, on November 17, 1998.

6/	Filed with Pre-Effective Amendment No.1 filed on behalf of Annuity Investors® Variable Account C, SEC File No. 333-88300 on July 25, 2002.

7/	Filed with Pre-Effective Amendment No.1 filed on behalf of Annuity Investors® Variable Account C, SEC File No. 333-88300 on February 28, 2003.

8/	Incorporated by reference to Post Effective Amendment No. 12 filed on behalf of Annuity Investors® Variable Account B, SEC File No. 333-19725, on April 30, 2003.

9/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, SEC File No. 333-88302 on or about February 27, 2004.

10/	Filed with Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, SEC File No. 333-88302 on or about March 1, 2005.

11/	Filed with Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, SEC File No. 033-65409 on or about April 29, 2005.

12/	Filed herewith.

Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

	Principal	Positions and Offices
Name	Business Address	With the Company
Charles R. Scheper	(1)	President, Chief Executive Officer and Director

Stephen Craig Lindner	(1)	Director

Mark Francis Muething	(1)	Executive Vice President, Secretary, General Counsel and Director

Christopher P. Miliano	(1)	Director

Michael J. Prager	(1)	Director

Adrienne Kessling	(1)	Senior Vice President-Operations

Catherine A. Crume	(1)	Senior Vice President

John P. Gruber	(1)	Vice President

James L. Henderson	(1)	Vice President

John O’Shaughnessy	(1)	Vice President & Actuary

Gary L. Peters	(1)	Vice President-Variable Annuity Sales

Dale Herr	(1)	Assistant Vice President & Actuary

D. Quentin Reynolds	(1)	Assistant Vice President

Rebecca J. Schriml	(1)	Assistant Vice President

Richard Sutton	(1)	Assistant Vice President & Chief Actuary

Richard L. Magoteaux	(1)	Treasurer

William C. Ellis	(1)	Assistant Treasurer

Thomas E. Mischell	(1)	Assistant Treasurer

(1)	P.O. Box 5423, Cincinnati, Ohio 45201-5423.

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.

The Depositor, Annuity Investors Life Insurance Company®, is a wholly owned subsidiary of Great American Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. The Registrant, Annuity Investors® Variable Account C, is a segregated asset account of Annuity Investors Life Insurance Company®.

The following chart indicates the persons controlled by or under common control with the Company:

		Date of	% of Stock Owned
Company	State of Domicile	Incorporation	by Parent	Nature of Business
American Financial Group, Inc.	Ohio	07/01/1997		Diversified Financial Holding Company
American Financial Capital Trust I	Delaware	09/14/1996	100	Statutory Business Trust
American Financial Enterprises, Inc.	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
American Security Transfer Company Limited Partnership	Ohio	01/01/1991	9334 (2)	Limited Partnership
APU Holding Company	Ohio	10/15/2003	100	Holding Company
American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100	Diversified Company
The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
Cal Coal, Inc.	Illinois	05/30/1979	100	Inactive
Delbay Corporation	Delaware	12/27/1962	100	Inactive
Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
World Houston, Inc.	Delaware	05/30/1974	100	Real Estate Developer
The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
Magnolia Alabama Holdings, Inc.	Delaware	05/18/2004	100	Holding Company
Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
The Owasco River Railway, Inc.	New York	06/02/1881	100	Inactive
PCC Real Estate, Inc.	New York	12/15/1986	100	Holding Company
PCC Chicago Realty Corp	New York	12/23/1986	100	Real Estate Developer
PCC Gun Hill Realty Corp	New York	12/18/1985	100	Real Estate Developer
PCC Michigan Realty, Inc.	Michigan	11/09/1987	100	Real Estate Developer
PCC Scarsdale Realty Corp	New York	06/01/1986	100	Real Estate Developer
Scarsdale Depot Associates, LP	Delaware	05/05/1989	80	Real Estate Developer
PCC Technical Industries, Inc.	California	03/07/1955	100	Holding Company
ESC, Inc.	California	11/02/1962	100	Inactive
Marathon Manufacturing Companies, Inc.	Delaware	11/18/1983	100	Holding Company
Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
PCC Maryland Realty Corp	Maryland	08/18/1993	100	Real Estate Holding Company
Penn Camarillo Realty Corp	California	11/24/1992	100	Real Estate Holding Company
Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
Penn Towers, Inc.	Pennsylvania	08/01/1958	100	Inactive
Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	6667	Inactive
Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
Terminal Realty Penn Co	District of Columbia	09/23/1968	100	Inactive
United Railroad Corp	Delaware	11/25/1981	100	Inactive
Detroit Manufacturers Railroad Company	Michigan	01/30/1902	82	Inactive
Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
GAI (Bermuda) Ltd	Bermuda	04/06/1998	100	Holding Company
GAI Insurance Company, Ltd	Bermuda	09/18/1989	100	Reinsurance
Hangar Acquisition Corp	Ohio	10/06/1995	100	Aircraft Investment
The New York and Harlem Railroad Company	New York	04/25/1831	97	Inactive
PLLS, Ltd	Washington	05/14/1990	100	Insurance Agency
Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100	Insurance Agency
Premier Lease & Loan Insurance Services BV	The Netherlands	08/24/1999	100	Insurance Agency
Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100	Insurance Agency
Republic Indemnity Company of America	California	12/05/1972	100	Workers’ Compensation Insurance

Republic Indemnity Company of California	California	10/13/1982	100	Workers’ Compensation Insurance
Republic Indemnity Medical Management, Inc.	California	03/25/1996	100	Inactive
Risico Management Corporation	Delaware	01/10/1989	100	Risk Management
Dixie Terminal Corporation	Ohio	04/23/1970	100	Real Estate Holding Company
Fairmont Holdings, Inc.	Ohio	12/15/1983	100	Holding Company
Flextech Holding Co, Inc.	Ohio	08/31/2000	100	Packing Manufacturer
FWC Corporation	Ohio	03/16/1983	100	Financial Services Company
Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
Mid-Continent Casualty Company	Oklahoma	02/26/1947	100	Property/Casualty Insurance
Mid-Continent Insurance Company	Oklahoma	08/13/1992	100	Property/Casualty Insurance
Oklahoma Surety Company	Oklahoma	08/05/1968	100	Special Coverage Insurance Company
Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Coal Mining Company
American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency
American Special Risk, Inc.	Illinois	12/29/1981	100	Insurance Broker/Managing General Agency
Aviation Specialty Managers, Inc.	Texas	09/07/1965	100	Managing General Agency
Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
Brothers Port Richey Corporation	Florida	12/06/1993	100	Real Estate Manager
Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
Brothers Railyard Corporation	Texas	12/14/1993	100	Real Estate Manager
Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100	Insurance Agency
Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100	Insurance Agency
El Aguila, Compañia de Seguros, SA de CV	Mexico	11/24/1994	100	Property/Casualty Insurance
Financiadora de Primas Condor, SA de CV	Mexico	03/16/1998	99	Premium Finance
FCIA Management Company, Inc.	New York	09/17/1991	100	Servicing Agent
GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
GAI Warranty Company of Canada Inc.	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
The Gains Group, Inc.	Ohio	01/26/1982	100	Marketing of Advertising
Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
Great American Agency of Texas, Inc.	Texas	01/25/1994	100	Managing General Agency
Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
Great American Claims Services, Inc.	Delaware	06/10/1986	100	Management Holding Company
Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
Great American Custom Insurance Services Illinois, Inc.	Illinois	07/08/1992	100	Underwriting Office
Great American Custom Insurance Services, Inc.	Ohio	07/27/1983	100	Holding Company for E&S Agency/Brokerage
Eden Park Insurance Brokers, Inc.	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
Great American Custom Insurance Services California, Inc.	California	05/18/1992	100	Insurance Services
Great American Custom Insurance Services Massachusetts, Inc.	Massachusetts	04/11/1994	100	Excess and Surplus Lines Broker
Great American Custom Solutions, Inc.	California	07/22/1988	100	Insurance Agency
Professional Risk Brokers of Connecticut, Inc.	Connecticut	07/09/1992	100	Wholesale Agency/Brokerage for E&S Lines

Professional Risk Brokers of Ohio, Inc.	Ohio	12/17/1986	100	Insurance Agency
Professional Risk Brokers, Inc.	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
Great American Financial Resources, Inc.	Delaware	11/23/1992	8188 (2)	Insurance Holding Company
AAG Holding Company, Inc.	Ohio	09/11/1996	100	Holding Company
American Annuity Group Capital Trust I	Delaware	09/13/1996	100	Financing Entity
American Annuity Group Capital Trust II	Delaware	03/04/1997	100	Financing Entity
American Annuity Group Capital Trust III	Delaware	05/14/1997	100	Financing Entity
Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100	Financing Entity
Great American Life Insurance Company	Ohio	12/15/1959	100	Life Insurance Company
American Retirement Life Insurance Company	Ohio	05/12/1978	100	Life Insurance Company
Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company
Brothers Management, LLC	Florida	06/11/2004	99	Restaurants & Ships Store
Charleston Harbor Marina, Inc.	South Carolina	04/26/2002	100 (2)	Marina Facility
CHATBAR, Inc.	Massachusetts	11/02/1993	100	Hotel Operator
Chatham Enterprises, Inc.	Massachusetts	03/29/1954	100	Real Estate Holding Company
Consolidated Financial Corporation	Michigan	09/10/1985	100	Retirement & Financial Planning Company
Driskill Holdings, Inc.	Texas	06/07/1995	beneficial interest	Real Estate Manager
GALIC Brothers, Inc.	Ohio	11/12/1993	80	Real Estate Management
Great American Life Assurance Company	Ohio	08/10/1967	100	Life Insurance Company
Great American Life Insurance Company of New York	New York	12/31/1963	100	Life Insurance Company
Loyal American Life Insurance Company	Ohio	05/18/1955	100	Life Insurance Company
ADL Financial Services, Inc.	North Carolina	09/10/1970	100	Inactive
Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company
Skipjack Marina Corp	Maryland	06/24/1999	100	Marina Operator
United Teacher Associates, Ltd	Texas	12/17/1998	100 (2)	Holding Company - Limited Partnership
United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
United Agency Brokerage GP Inc.	Texas	05/19/2003	100	Intermediate Holding Company
United Agency Brokerage, LP	Texas	05/19/2003	100	Insurance Agency
AAG Insurance Agency of Alabama	Alabama	09/22/1995	100	Insurance Agency
AAG Insurance Agency of Texas, Inc.	Texas	06/02/1995	100	Insurance Agency
AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100	Insurance Agency
AAG Insurance Agency of Massachusetts, Inc.	Massachusetts	05/25/1995	100	Insurance Agency
American DataSolutions International, Inc.	Ohio	08/24/2001	100	Data Processing and Holding Company
American Data Source India Private Limited	India	09/03/1997	99	Software Development
GALIC Disbursing Company	Ohio	05/31/1994	100	Payroll Servicer
Great American Advisors, Inc.	Ohio	12/10/1993	100	Broker-Dealer
Great American Life Assurance Company of Puerto Rico	Puerto Rico	07/01/1964	99	Insurance Company
Keyes-Graham Insurance Agency, Inc.	Massachusetts	08/07/1981	100	Insurance Agency
Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100	Marketing Services
Lifestyle Financial Investments Agency of Ohio, Inc.	Ohio	03/07/1994	beneficial interest	Insurance Agency
Money-Plan International, Inc.	Florida	12/31/1979	100	Insurance Agency
SPELCO (UK) Ltd	United Kingdom		99	Inactive
SWTC Hong Kong Ltd	Hong Kong		100	Inactive
SWTC, Inc.	Delaware		100	Inactive
Great American Insurance Agency, Inc.	Ohio	04/20/1999	100	Insurance Agency
Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance

Item 27. Number of Contract Owners

As of March 31, 2005, there were 340 Individual Contract Owners, of which 188 were qualified and 152 were non-qualified.

Item 28. Indemnification

(a) The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

(b) The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2005. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter

Great American Advisors ® , Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors® Variable Account C.

(a) Great American Advisors ®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b) Directors and Officers of Great American Advisors®, Inc.:

Name and Principal	Position with
Business Address	Great American Advisors®, Inc.
James Lee Henderson (1)	President and Chief Compliance Officer

James T. McVey (1)	Chief Operating Officer and Senior Vice President

Mark Francis Muething (1)	Vice President, Secretary and Director

Peter J. Nerone (1)	Vice President

Paul Ohlin (1)	Treasurer

Fred J. Runk (1)	Assistant Treasurer

(1)	525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.

     (c) Required commission information is included in Part B of this Registrations Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard Magoteaux, Treasurer of the Company, at the Administrative Office.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 29th of April, 2005.

ANNUITY INVESTORS® VARIABLE ACCOUNT C

(Registrant)

By: /s/ Charles R. Scheper
Charles R. Scheper*
President,
Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

(Depositor)

By: /s/ Charles R. Scheper
Charles R. Scheper*
President,
Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles R. Scheper	Chief Executive Officer and Director	April 29, 2005
Charles R. Scheper*

/s/ Richard L. Magoteaux	Treasurer	April 29, 2005
Richard L. Magoteaux*

/s/ Stephen Craig Linder	Director	April 29, 2005
Stephen Craig Lindner*

/s/ Mark Francis Mueuthing	Director	April 29, 2005
Mark Francis Muething*

/s/ Christoper P. Miliano	Director	April 29, 2005
Christopher P. Miliano*

/s/ Michael J. Prager	Director	April 29, 2005
Michael J. Prager*

/s/ John P. Gruber		April 29, 2005
*John P. Gruber as Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
1.	Consent of Independent Registered Public Accounting Firm.

2.	Powers of Attorney.